UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Semiannual report

April 30, 2014

U.S. equities	International equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The Select 20 Portfolio	The Labor Select International Equity Portfolio
The Large-Cap Growth Equity Portfolio	The Emerging Markets Portfolio
The Focus Smid-Cap Growth Equity Portfolio	The Emerging Markets Portfolio II
The Real Estate Investment Trust Portfolio II

U.S. fixed income
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

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Delaware Pooled® Trust

Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The International Equity,* Labor Select International Equity, and Emerging Markets* Portfolios.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting delawareinvestments.com/institutional/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Performance includes reinvestment of all distributions.

Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust (DMBT), which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. (DMHI) and its subsidiaries.

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

*Closed to new investors.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

1

Portfolio objectives and strategies

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of this Portfolio, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting portfolio management.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc., or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in the opinion of Mondrian Investment Partners Limited, the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the sub-advisor’s fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is presently closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of Mondrian Investment Partners Limited, the Portfolio’s sub-advisor, are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. The Portfolio may invest in companies of any size. The portfolio manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach.

2

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the applicable prospectus and, if available, the applicable summary prospectus carefully before investing.

The Portfolios of Delaware Pooled® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Certain Portfolios expect to hold a concentrated portfolio of a limited number of securities; accordingly these Portfolios’ risk is increased because each investment has a greater effect on the Portfolios’ overall performance.

The Real Estate Investment Trust II and The Select 20 Portfolios are considered “nondiversified” as defined in the Investment Company Act of 1940. “Nondiversified” Portfolios may allocate more of their net assets to investments in single securities than “diversified” Portfolios. Resulting adverse effects may subject these Portfolios to greater risks and volatility.

(continues	)	3

Disclosure of Portfolio expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Pooled® Trust

Expense Analysis of an Investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/13 to
	11/1/13	4/30/14	Ratio	4/30/14

Actual Portfolio Return†
The Large-Cap Value Equity Portfolio	$1,000.00	$1,079.00	0.67%	$3.45
The Select 20 Portfolio	1,000.00	1,057.50	0.87%	4.44
The Large-Cap Growth Equity Portfolio	1,000.00	1,067.90	0.64%	3.28
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	975.50	0.88%	4.31
The Real Estate Investment Trust Portfolio II	1,000.00	1,080.60	0.95%	4.90
The Core Focus Fixed Income Portfolio	1,000.00	1,018.70	0.43%	2.15
The High-Yield Bond Portfolio	1,000.00	1,049.90	0.56%	2.85
The Core Plus Fixed Income Portfolio	1,000.00	1,025.90	0.45%	2.26
The International Equity Portfolio	1,000.00	1,072.30	0.88%	4.52
The Labor Select International Equity Portfolio	1,000.00	1,075.00	0.87%	4.48
The Emerging Markets Portfolio	1,000.00	990.70	1.21%	5.97
The Emerging Markets Portfolio II	1,000.00	984.40	1.20%	5.90

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14
Hypothetical 5% Return (5% return before expenses)
The Large-Cap Value Equity Portfolio	$1,000.00	$1,021.47	0.67%	$3.36
The Select 20 Portfolio	1,000.00	1,020.48	0.87%	4.36
The Large-Cap Growth Equity Portfolio	1,000.00	1,021.62	0.64%	3.21
The Focus Smid-Cap Growth Equity Portfolio	1,000.00	1,020.43	0.88%	4.41
The Real Estate Investment Trust Portfolio II	1,000.00	1,020.08	0.95%	4.76
The Core Focus Fixed Income Portfolio	1,000.00	1,022.66	0.43%	2.16
The High-Yield Bond Portfolio	1,000.00	1,022.02	0.56%	2.81
The Core Plus Fixed Income Portfolio	1,000.00	1,022.56	0.45%	2.26
The International Equity Portfolio	1,000.00	1,020.43	0.88%	4.41
The Labor Select International Equity Portfolio	1,000.00	1,020.48	0.87%	4.36
The Emerging Markets Portfolio	1,000.00	1,018.79	1.21%	6.06
The Emerging Markets Portfolio II	1,000.00	1,018.84	1.20%	6.01

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

5

Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	98.85%
Consumer Discretionary	5.86%
Consumer Staples	11.99%
Energy	14.92%
Financials	11.89%
Healthcare	18.07%
Industrials	9.02%
Information Technology	15.06%
Materials	3.06%
Telecommunications	6.03%
Utilities	2.95%
Short-Term Investments	1.14%
Total Value of Securities	99.99%
Receivables and Other Assets Net of Liabilities	0.01%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Allstate	3.08%
Cisco Systems	3.08%
Kraft Foods Group	3.07%
Cardinal Health	3.07%
duPont (E.I.) deNemours	3.06%
Xerox	3.05%
Waste Management	3.05%
Baxter International	3.04%
Intel	3.04%
Marathon Oil	3.04%

Delaware Pooled® Trust — The Select 20 Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	94.74%
Consumer Discretionary	17.68%
Energy	7.73%
Financial Services	20.77%
Healthcare	11.07%
Information Technology*	32.58%
Utilities	4.91%
Short-Term Investments	5.31%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%	)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, computers, internet, semiconductors and software. As of April 30, 2014, such amounts, as a percentage of total net assets, were 4.81%, 5.89%, 5.88%, and 16.00%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Visa Class A	6.98%
Allergan	6.81%
Microsoft	5.95%
QUALCOMM	5.88%
EOG Resources	5.62%
Adobe Systems	5.43%
Liberty Interactive Class A	5.20%
IntercontinentalExchange Group	5.10%
Crown Castle International	5.08%
j2 Global	4.91%

(continues	)	7

Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	99.05%
Consumer Discretionary	18.78%
Consumer Staples	4.98%
Energy	6.45%
Financial Services	22.69%
Healthcare	15.50%
Information Technology*	28.80%
Materials & Processing	1.85%
Short-Term Investments	0.96%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

*To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, computers, internet, semiconductors, and software. As of April 30, 2014, such amounts, as a percentage of total net assets, were 2.76%, 8.54%, 5.30%, and 12.20%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Allergan	5.44%
Visa Class A	5.42%
QUALCOMM	5.30%
MasterCard Class A	5.24%
Celgene	5.16%
Microsoft	5.13%
EOG Resources	4.99%
Walgreen	4.98%
Crown Castle International	4.65%
Liberty Interactive Class A	4.30%

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	93.80%
Consumer Discretionary	23.48%
Energy	5.10%
Financial Services	18.34%
Healthcare	9.53%
Producer Durables	11.45%
Technology	21.18%
Utilities	4.72%
Short-Term Investments	5.78%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
SBA Communications Class A	5.22%
MSCI Class A	5.15%
Core Laboratories	5.10%
Techne	4.95%
DineEquity	4.77%
Heartland Payment Systems	4.74%
j2 Global	4.72%
VeriFone Systems	4.64%
Graco	4.63%
Affiliated Managers Group	4.61%

(continues	)	9

Security type / sector allocations

and top 10 equity holdings

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	97.16%
Diversified REITs	5.08%
Healthcare REITs	7.34%
Hotel REITs	8.39%
Industrial REITs	5.64%
Mall REITs	16.87%
Manufactured Housing REIT	0.94%
Multifamily REITs	17.76%
Office REITs	14.70%
Office/Industrial REITs	3.31%
Self-Storage REITs	4.24%
Shopping Center REITs	9.16%
Single Tenant REITs	2.34%
Specialty REIT	1.39%
Short-Term Investments	2.99%
Total Value of Securities	100.15%
Liabilities Net of Receivables and Other Assets	(0.15%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	10.54%
Boston Properties	4.85%
AvalonBay Communities	4.04%
Host Hotels & Resorts	4.00%
Prologis	3.70%
Equity Residential	3.67%
Public Storage	3.38%
SL Green Realty	3.38%
Vornado Realty Trust	3.33%
General Growth Properties	3.08%

Security type / sector allocations

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.41%
Agency Collateralized Mortgage Obligations	1.93%
Agency Mortgage-Backed Securities	21.92%
Commercial Mortgage-Backed Securities	1.57%
Corporate Bonds	32.28%
Banking	6.95%
Basic Industry	2.21%
Brokerage	0.67%
Capital Goods	0.61%
Communications	2.65%
Consumer Cyclical	2.29%
Consumer Non-Cyclical	2.04%
Electric	4.21%
Energy	1.87%
Finance Companies	0.77%
Insurance	1.87%
Natural Gas	2.22%
Real Estate	1.17%
Technology	1.84%
Transportation	0.91%
Non-Agency Asset-Backed Securities	0.81%
U.S. Treasury Obligations	30.18%
Preferred Stock	0.35%
Short-Term Investments	21.15%
Total Value of Securities	110.60%
Liabilities Net of Receivables and Other Assets	(10.60%)
Total Net Assets	100.00%

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Security type / sector allocations

Delaware Pooled® Trust — The High-Yield Bond Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.30%
Corporate Bonds	79.27%
Automobiles	2.29%
Banking	2.90%
Basic Industry	10.08%
Capital Goods	3.82%
Communications	0.31%
Consumer Cyclical	5.09%
Consumer Non-Cyclical	1.63%
Energy	11.88%
Financials	0.81%
Healthcare	6.10%
Insurance	1.99%
Media	9.23%
Services	7.83%
Technology & Electronics	6.10%
Telecommunications	6.98%
Utilities	2.23%
Senior Secured Loans	10.64%
Common Stock	1.73%
Convertible Preferred Stock	0.58%
Preferred Stock	1.37%
Short-Term Investments	6.54%
Total Value of Securities	100.43%
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.20%
Agency Collateralized Mortgage Obligations	1.22%
Agency Mortgage-Backed Securities	23.02%
Commercial Mortgage-Backed Securities	2.16%
Convertible Bonds	0.35%
Corporate Bonds	46.41%
Banking	7.07%
Basic Industry	2.82%
Brokerage	0.45%
Capital Goods	1.52%
Communications	7.38%
Consumer Cyclical	2.41%
Consumer Non-Cyclical	4.94%
Electric	5.21%
Energy	4.66%
Financials	0.48%
Insurance	1.78%
Natural Gas	2.63%
Real Estate	1.51%
Technology	1.81%
Transportation	1.74%
Municipal Bonds	0.40%
Non-Agency Asset-Backed Securities	3.19%
Senior Secured Loans	10.77%
Sovereign Bonds	0.37%
U.S. Treasury Obligations	8.99%
Convertible Preferred Stock	0.07%
Preferred Stock	0.27%
Short-Term Investments	17.45%
Total Value of Securities	114.87%
Liabilities Net of Receivables and Other Assets	(14.87%)
Total Net Assets	100.00%

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Security type / country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	99.27%
Australia	2.34%
Belgium	0.00%
China	2.18%
France	14.34%
Germany	7.74%
Israel	2.54%
Italy	2.51%
Japan	15.67%
Netherlands	6.51%
Singapore	4.10%
Spain	7.25%
Sweden	0.89%
Switzerland	10.56%
Taiwan	0.89%
United Kingdom	21.75%
Short-Term Investments	0.31%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	4.83%
Consumer Staples	16.84%
Energy	13.95%
Financials	10.17%
Healthcare	14.01%
Industrials	10.81%
Information Technology	8.47%
Telecommunication Services	13.31%
Utilities	6.88%
Total	99.27%

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	98.10%
Australia	2.41%
Belgium	0.00%
France	15.06%
Germany	7.62%
Israel	2.57%
Japan	16.25%
Netherlands	7.15%
Singapore	4.58%
Spain	7.36%
Sweden	0.87%
Switzerland	10.67%
United Kingdom	23.56%
Short-Term Investments	1.51%
Total Value of Securities	99.61%
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	4.81%
Consumer Staples	17.15%
Energy	12.43%
Financials	10.21%
Healthcare	14.18%
Industrials	9.87%
Information Technology	7.77%
Telecommunication Services	12.74%
Utilities	8.94%
Total	98.10%

(continues	)	15

Security type / country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	93.18%
Brazil	7.17%
Chile	3.70%
China	16.82%
Colombia	0.44%
India	8.08%
Indonesia	4.65%
Kazakhstan	0.68%
Malaysia	3.26%
Mexico	8.13%
Peru	1.86%
Philippines	2.10%
Republic of Korea	7.59%
Romania	0.39%
Russia	3.69%
South Africa	3.33%
Taiwan	6.63%
Thailand	2.62%
Turkey	4.93%
United Kingdom	4.59%
United States	2.52%
Preferred Stock	4.64%
Brazil	3.60%
India	0.03%
Republic of Korea	1.01%
Short-Term Investments	1.20%
Total Value of Securities	99.02%
Receivables and Other Assets Net of Liabilities	0.98%
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	14.66%
Consumer Staples	9.72%
Energy	12.28%
Financials	18.32%
Healthcare	2.43%
Industrials	9.33%
Information Technology	9.68%
Materials	3.76%
Telecommunication Services	10.28%
Utilities	7.36%
Total	97.82%

Delaware Pooled® Trust — The Emerging Markets Portfolio II

As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Security type / country	Percentage of net assets
Common Stock	99.12%
Argentina	1.24%
Bahrain	0.03%
Brazil	17.80%
Chile	1.00%
China/Hong Kong	17.18%
Colombia	1.33%
India	7.39%
Indonesia	1.59%
Israel	2.30%
Malaysia	0.59%
Mexico	7.16%
Netherlands	0.67%
Peru	0.35%
Poland	1.80%
Republic of Korea	20.00%
Russia	5.05%
South Africa	1.69%
Taiwan	4.72%
Thailand	1.29%
Turkey	1.36%
United Kingdom	0.26%
United States	4.32%
Preferred Stock	1.17%
Republic of Korea	1.17%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

Common and preferred stock by sector	Percentage of net assets
Consumer Discretionary	6.90%
Consumer Staples	12.27%
Energy	15.67%
Financials	11.92%
Healthcare	2.30%
Industrials	4.06%
Information Technology	21.73%
Materials	8.98%
Telecommunication Services	16.29%
Utilities	0.17%
Total	100.29%

17

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.85%

Consumer Discretionary – 5.86%
Johnson Controls	66,100	$2,983,754
Lowe’s	61,700	2,832,647

		5,816,401

Consumer Staples – 11.99%
Archer-Daniels-Midland	67,600	2,956,148
CVS Caremark	40,200	2,923,344
Kraft Foods Group	53,633	3,049,573
Mondelez International Class A	83,200	2,966,080

		11,895,145

Energy – 14.92%
Chevron	23,700	2,974,824
ConocoPhillips	39,500	2,935,245
Halliburton	46,800	2,951,676
Marathon Oil	83,500	3,018,525
Occidental Petroleum	30,500	2,920,375

		14,800,645

Financials – 11.89%
Allstate	53,700	3,058,215
Bank of New York Mellon	85,500	2,895,885
BB&T	76,900	2,870,677
Marsh & McLennan	60,300	2,973,393

		11,798,170

Healthcare – 18.07%
Baxter International	41,500	3,020,785
Cardinal Health	43,800	3,044,538
Johnson & Johnson	29,500	2,988,055
Merck	51,400	3,009,984
Pfizer	93,411	2,921,896
Quest Diagnostics	52,600	2,941,918

		17,927,176

Industrials – 9.02%
Northrop Grumman	24,500	2,976,995
Raytheon	30,900	2,950,332
Waste Management	68,000	3,022,600

		8,949,927

Information Technology – 15.06%
Broadcom Class A	96,300	2,967,003
Cisco Systems	132,200	3,055,142
Intel	113,100	3,018,639
Motorola Solutions	45,100	2,867,458
Xerox	250,500	3,028,545

		14,936,787

	Number of shares	Value (U.S. $)

Common Stock (continued)

Materials – 3.06%
duPont (E.I.) deNemours	45,100	$3,036,132

		3,036,132

Telecommunications – 6.03%
AT&T	84,300	3,009,510
Verizon Communications	63,500	2,967,355

		5,976,865

Utilities – 2.95%
Edison International	51,700	2,924,152

		2,924,152

Total Common Stock (cost $83,212,346)		98,061,400

	Principal amount°

Short-Term Investments – 1.14%

Repurchase Agreements – 1.07%

Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $201,818 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $205,854)	201,818	201,818

Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $67,273 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $68,618)	67,273	67,273

BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $787,910 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $803,668)	787,909	787,909

		1,057,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.07%≠
U.S. Treasury Bill 0.093% 11/13/14	72,681	$72,664

		72,664

Total Short-Term Investments (cost $1,129,644)		1,129,664

Total Value of Securities – 99.99% (cost $84,341,990)		$99,191,064

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	19

Schedules of investments

Delaware Pooled® Trust — The Select 20 Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 94.74%

Consumer Discretionary – 17.68%
eBay †	86,925	$4,505,323
L Brands	81,350	4,409,170
Liberty Interactive Class A †	192,075	5,581,699
Priceline Group †	3,865	4,474,704

		18,970,896

Energy – 7.73%
EOG Resources	61,500	6,027,000
Kinder Morgan	69,550	2,271,503

		8,298,503

Financial Services – 20.77%
CommonWealth REIT	152,500	3,875,025
Crown Castle International	74,950	5,451,113
IntercontinentalExchange Group	26,775	5,473,881
Visa Class A	36,975	7,491,505

		22,291,524

Healthcare – 11.07%
Allergan	44,050	7,305,252
Celgene †	31,100	4,572,011

		11,877,263

Information Technology – 32.58%
Adobe Systems †	94,400	5,823,536
Google Class A †	5,950	3,182,536
Google Class C †	5,950	3,133,627
Intuit	65,425	4,955,944
Microsoft	158,150	6,389,260
QUALCOMM	80,225	6,314,510
VeriFone Systems †	154,475	5,165,644

		34,965,057

Utilities – 4.91%
j2 Global @	113,550	5,264,178

		5,264,178

Total Common Stock (cost $67,486,767)		101,667,421

	Principal amount°	Value (U.S. $)

Short-Term Investments – 5.31%

Repurchase Agreements – 4.88%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $999,544 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $1,019,534)	999,543	$999,543
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $333,181 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $339,845)	333,181	333,181
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $3,902,281 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $3,980,322)	3,902,276	3,902,276

		5,235,000

U.S. Treasury Obligation – 0.43%≠
U.S. Treasury Bill 0.093% 11/13/14	457,824	457,718

		457,718

Total Short-Term Investments (cost $5,692,593)		5,692,718

Total Value of Securities – 100.05% (cost $73,179,360)		$107,360,139

@	Illiquid security. At April 30, 2014, the aggregate value of illiquid securities was $5,264,178, which represented 4.91% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.05%

Consumer Discretionary – 18.78%
eBay †	180,443	$9,352,361
L Brands	138,590	7,511,578
Liberty Interactive Class A †	372,243	10,817,381
NIKE Class B	74,190	5,412,161
Priceline Group †	8,955	10,367,651
Sally Beauty Holdings †	136,625	3,744,891

		47,206,023

Consumer Staples – 4.98%
Walgreen	184,572	12,532,439

		12,532,439

Energy – 6.45%
EOG Resources	128,027	12,546,646
Kinder Morgan	112,395	3,670,821

		16,217,467

Financial Services – 22.69%
CME Group	69,359	4,882,180
Crown Castle International	160,843	11,698,111
IntercontinentalExchange Group	36,764	7,516,032
MasterCard Class A	179,020	13,166,921
Progressive	253,628	6,150,479
Visa Class A	67,278	13,631,196

		57,044,919

Healthcare – 15.50%
Allergan	82,407	13,666,377
Celgene †	88,201	12,966,429
Novo Nordisk ADR	164,409	7,462,524
Perrigo	33,640	4,873,090

		38,968,420

Information Technology – 28.80%
Adobe Systems †	163,286	10,073,113
Equinix †	40,885	7,678,612
Google Class A †	10,526	5,630,147
Google Class C †	10,465	5,511,497
Intuit	101,701	7,703,851
Microsoft	319,477	12,906,871
QUALCOMM	169,325	13,327,571
Teradata †	96,316	4,378,525
VeriFone Systems †	76,229	2,549,098
VeriSign †	6,306	297,517
Yelp †	40,281	2,349,188

		72,405,990

	Number of shares	Value (U.S. $)

Common Stock (continued)

Materials & Processing – 1.85%
Syngenta ADR	59,243	$4,653,538

		4,653,538

Total Common Stock (cost $178,555,474)		249,028,796

	Principal amount°

Short-Term Investments – 0.96%

Repurchase Agreements – 0.87%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $414,138 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $422,420)	414,137	414,137
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $138,046 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $140,807)	138,046	138,046
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,616,819 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $1,649,153)	1,616,817	1,616,817

		2,169,000

(continues	)	21

Schedules of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.09%≠
U.S. Treasury Bill 0.093% 11/13/14	230,712	$230,659

		230,659

Total Short-Term Investments (cost $2,399,596)		2,399,659

Total Value of Securities – 100.01% (cost $180,955,070)		$251,428,455

Narrow industries are utilized for compliance purposes for diversification ? whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 93.80%

Consumer Discretionary – 23.48%
Coupons.com †	32,284	$543,017
DineEquity	27,000	2,046,870
Dunkin’ Brands Group	18,750	853,313
Interval Leisure Group	37,975	978,616
K12 †	54,950	1,301,216
Sally Beauty Holdings †	67,300	1,844,693
Shutterstock †	11,025	799,422
Ulta Salon Cosmetics & Fragrance †	19,350	1,697,189

		10,064,336

Energy – 5.10%
Core Laboratories	11,650	2,186,472

		2,186,472

Financial Services – 18.34%
Affiliated Managers Group †	9,975	1,977,045
CommonWealth REIT	64,800	1,646,568
Heartland Payment Systems	49,625	2,031,647
MSCI Class A †	54,500	2,209,430

		7,864,690

Healthcare – 9.53%
ABIOMED †	53,100	1,257,939
athenahealth †	5,725	707,839
Techne	23,750	2,121,113

		4,086,891

Producer Durables – 11.45%
Expeditors International of Washington	38,075	1,570,213
Graco	27,400	1,986,500
Ritchie Bros Auctioneers	54,150	1,353,750

		4,910,463

Technology – 21.18%
Blackbaud	39,550	1,204,297
Ellie Mae †	18,650	454,873
Logitech International Class R	92,664	1,252,856
NeuStar Class A †	28,925	743,951
NIC	53,300	977,522
SBA Communications Class A †	24,950	2,239,512
VeriFone Systems †	59,550	1,991,352
VeriSign †	4,560	215,141

		9,079,504

	Number of shares	Value (U.S. $)

Common Stock (continued)

Utilities – 4.72%
j2 Global	43,675	$2,024,773

		2,024,773

Total Common Stock (cost $29,735,786)		40,217,129

	Principal amount°

Short-Term Investments – 5.78%

Repurchase Agreements – 5.23%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $428,267 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $436,832)	428,266	428,266
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $142,756 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $145,611)	142,756	142,756
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,671,980 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $1,705,418)	1,671,978	1,671,978

		2,243,000

(continues	)	23

Schedules of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.55%≠
U.S. Treasury Bill 0.093% 11/13/14	234,313	$234,259

		234,259

Total Short-Term Investments (cost $2,477,195)		$2,477,259

Total Value of Securities – 99.58% (cost $32,212,981)		$42,694,388

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.16%

Diversified REITs – 5.08%
Cousins Properties	3,050	$35,471
Lexington Realty Trust	1,560	16,786
Vornado Realty Trust	1,365	140,049
Washington Real Estate Investment Trust	865	21,158

		213,464

Healthcare REITs – 7.34%
HCP	963	40,311
Health Care REIT	755	47,633
Healthcare Realty Trust	1,960	49,294
Healthcare Trust of America Class A	4,075	47,637
Sabra Health Care REIT	1,240	37,163
Ventas	1,310	86,565

		308,603

Hotel REITs – 8.39%
DiamondRock Hospitality	4,175	51,227
Host Hotels & Resorts	7,833	168,018
Pebblebrook Hotel Trust	1,075	37,023
RLJ Lodging Trust	1,715	45,739
Strategic Hotels & Resorts †	4,695	50,659

		352,666

Industrial REITs – 5.64%
First Industrial Realty Trust	2,985	54,834
First Potomac Realty Trust	1,385	18,047
Prologis	3,830	155,613
STAG Industrial	360	8,471

		236,965

Mall REITs – 16.87%
General Growth Properties	5,628	129,275
Macerich	1,023	66,403
Simon Property Group	2,556	442,699
Taubman Centers	970	70,655

		709,032

Manufactured Housing REIT – 0.94%
Equity Lifestyle Properties	945	39,567

		39,567

Multifamily REITs – 17.76%
American Campus Communities	1,530	58,446
American Residential Properties †	560	10,063
Apartment Investment & Management	1,835	56,573

	Number of shares	Value (U.S. $)

Common Stock (continued)

Multifamily REITs (continued)
AvalonBay Communities	1,242	$169,595
Camden Property Trust	605	41,436
Equity Residential	2,595	154,247
Essex Property Trust	649	112,446
Post Properties	1,090	54,729
UDR	3,435	88,829

		746,364

Office REITs – 14.70%
Boston Properties	1,740	203,824
Brandywine Realty Trust	2,076	30,206
Corporate Office Properties Trust	2,090	55,907
Douglas Emmett	3,080	85,008
Highwoods Properties	1,315	53,060
Kilroy Realty	800	47,656
SL Green Realty	1,355	141,882

		617,543

Office/Industrial REITs – 3.31%
Duke Realty	5,300	92,856
PS Business Parks	540	46,316

		139,172

Self-Storage REITs – 4.24%
Extra Space Storage	690	36,108
Public Storage	810	142,163

		178,271

Shopping Center REITs – 9.16%
DDR	5,760	98,899
Federal Realty Investment Trust	353	41,492
Kimco Realty	3,535	81,022
Ramco-Gershenson Properties Trust	2,315	38,151
Regency Centers	1,130	59,246
Tanger Factory Outlet Centers	1,850	66,008

		384,818

Single Tenant REITs – 2.34%
National Retail Properties	1,205	41,127
Spirit Realty Capital	5,300	57,081

		98,208

Specialty REIT – 1.39%
EPR Properties	1,085	58,167

		58,167

Total Common Stock (cost $3,659,088)		4,082,840

(continues	)	25

Schedules of investments

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

	Principal amount°	Value (U.S. $)

Short-Term Investments – 2.99%

Repurchase Agreements – 2.86%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $22,912 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $23,370)	22,912	$22,912
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $7,637 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $7,790)	7,637	7,637
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $89,451 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $91,239)	89,451	89,451

		120,000

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

U.S. Treasury Obligation – 0.13%≠
U.S. Treasury Bill 0.093% 11/13/14	5,468	$5,466

		5,466

Total Short-Term Investments (cost $125,465)		125,466

Total Value of Securities – 100.15% (cost $3,784,553)		$4,208,306

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Security – 0.41%

Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	19,257	$21,161

Total Agency Asset-Backed Security (cost $19,070)		21,161

Agency Collateralized Mortgage Obligations – 1.93%

Fannie Mae REMICs Series 2010-35 AB 5.00% 11/25/49	7,755	8,330
Series 2011-105 FP 0.552% 6/25/41 —	41,726	41,590
Series 2011-134 PA 4.00% 9/25/40	5,125	5,329
Series 2012-19 HB 4.00% 1/25/42	10,904	11,281
Freddie Mac REMICs Series 3800 AF 0.652% 2/15/41 —	31,612	31,764

Total Agency Collateralized Mortgage Obligations (cost $98,105)		98,294

Agency Mortgage-Backed Securities – 21.92%

Fannie Mae
5.50% 1/1/36	2,601	2,893
Fannie Mae ARM
2.411% 5/1/43 —	2,752	2,717
2.546% 6/1/43 —	999	993
3.293% 9/1/43 —	3,852	3,947
Fannie Mae S.F. 15 yr
2.50% 7/1/27	731	738
2.50% 2/1/28	15,124	15,263
2.50% 5/1/28	1,814	1,827
3.00% 3/1/27	105,331	108,804
3.50% 7/1/26	2,587	2,727
4.00% 6/1/25	5,866	6,239
4.00% 11/1/25	31,471	33,583
4.00% 12/1/26	2,153	2,287
4.00% 5/1/27	5,696	6,059
4.50% 4/1/18	356	378
4.50% 8/1/19	2,078	2,207
5.00% 1/1/20	1,839	1,952
5.00% 6/1/20	276	293
5.00% 12/1/20	699	753
5.00% 2/1/21	1,395	1,482
5.00% 6/1/23	728	793
6.00% 12/1/20	476	505

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 15 yr TBA
2.50% 5/1/29	99,000	$99,619
2.50% 6/1/29	45,000	45,162
3.50% 6/1/29	83,000	87,189
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,539	5,579
3.00% 8/1/33	1,924	1,937
3.50% 9/1/33	1,940	2,018
4.00% 2/1/31	2,336	2,484
5.00% 11/1/23	301	330
5.50% 12/1/29	957	1,061
6.00% 12/1/21	261	292
6.00% 9/1/29	1,755	1,973
Fannie Mae S.F. 30 yr
3.00% 10/1/42	43,322	42,262
3.00% 12/1/42	9,031	8,808
3.00% 1/1/43	16,698	16,287
3.00% 4/1/43	10,400	10,145
3.00% 5/1/43	2,793	2,725
3.50% 3/1/43	5,624	5,722
4.00% 11/1/40	1,255	1,316
4.00% 1/1/41	6,710	7,035
4.00% 7/1/41	8,679	9,107
4.00% 1/1/43	4,217	4,420
4.00% 8/1/43	958	1,004
4.50% 7/1/36	791	849
4.50% 11/1/40	3,041	3,269
4.50% 2/1/41	1,429	1,536
4.50% 3/1/41	7,907	8,497
4.50% 5/1/41	898	968
4.50% 10/1/41	6,388	6,858
4.50% 11/1/41	4,051	4,350
4.50% 9/1/43	2,807	3,015
5.00% 9/1/33	1,671	1,843
5.00% 2/1/35	16,934	18,667
5.00% 7/1/35	1,348	1,481
5.00% 10/1/35	3,247	3,568
5.00% 11/1/35	988	1,087
5.00% 8/1/37	339	372
5.00% 2/1/38	988	1,086
5.50% 2/1/33	2,650	2,953
5.50% 4/1/34	927	1,032
5.50% 8/1/34	292	325
5.50% 11/1/34	1,228	1,369
5.50% 1/1/35	280	312
5.50% 2/1/35	2,410	2,697
5.50% 3/1/35	202	225
5.50% 5/1/35	1,654	1,857
5.50% 5/1/36	500	556

(continues	)	27

Schedules of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 7/1/36	905	$1,009
5.50% 1/1/37	1,809	2,014
5.50% 8/1/37	4,608	5,137
5.50% 2/1/38	1,799	2,004
5.50% 9/1/38	3,155	3,508
5.50% 12/1/38	7,746	8,626
5.50% 10/1/39	9,081	10,023
6.00% 7/1/35	5,352	6,019
6.00% 10/1/35	5,044	5,630
6.00% 8/1/37	3,264	3,660
6.00% 9/1/37	613	687
6.00% 4/1/38	3,706	4,140
6.00% 10/1/38	4,010	4,478
6.00% 1/1/39	1,920	2,144
6.00% 9/1/39	15,352	17,149
6.00% 10/1/39	929	1,040
6.00% 4/1/40	23	25
6.50% 11/1/36	1,131	1,271
6.50% 10/1/39	1,630	1,832
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/44	35,000	34,103
3.00% 6/1/44	37,000	35,948
3.50% 5/1/44	35,000	35,522
3.50% 6/1/44	25,000	25,287
4.00% 5/1/44	3,000	3,143
4.00% 6/1/44	6,000	6,265
4.50% 5/1/44	27,000	28,987
4.50% 6/1/44	98,000	104,860
5.00% 5/1/44	5,000	5,483
Freddie Mac ARM
2.537% 1/1/44 —	9,488	9,702
Freddie Mac S.F. 15 yr
4.00% 8/1/25	1,459	1,551
4.50% 8/1/24	2,963	3,178
4.50% 7/1/25	623	669
4.50% 6/1/26	1,288	1,381
5.50% 6/1/20	441	475
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,451	4,351
3.00% 11/1/42	3,674	3,598
4.00% 11/1/40	3,171	3,320
4.00% 12/1/40	52,187	54,632
4.50% 10/1/39	4,948	5,317
4.50% 3/1/42	15,597	16,769
4.50% 10/1/43	938	1,009
5.50% 1/1/35	8,659	9,618
5.50% 6/1/36	150	166
5.50% 1/1/37	8,393	9,267

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
6.00% 8/1/38	9,669	$10,839

Total Agency Mortgage-Backed Securities (cost $1,112,339)		1,117,523

Commercial Mortgage-Backed Securities – 1.57%

Credit Suisse Commercial Mortgage Trust Series 2006-C1 AAB 5.644% 2/15/39 —	7,446	7,558
FREMF Mortgage Trust Series 2012-K22 B 144A 3.812% 8/25/45 #—	10,000	9,790
Series 2012-K708 B 144A 3.891% 2/25/45 #—	10,000	10,272
Goldman Sachs Mortgage Securities II Series 2005-GG4 A4A 4.751% 7/10/39	14,286	14,657
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 D 5.56% 12/15/44 —	10,000	10,464
Series 2006-LDP8 AM 5.44% 5/15/45	25,000	27,276

Total Commercial Mortgage-Backed Securities (cost $79,247)		80,017

Corporate Bonds – 32.28%

Banking – 6.95%
Abbey National Treasury Services 3.05% 8/23/18	5,000	5,213
Bank Nederlandse Gemeenten 144A 2.625% 4/28/21 #	10,000	9,978
Bank of America 4.00% 4/1/24	50,000	50,354
City National 5.25% 9/15/20	5,000	5,607
Fifth Third Bancorp 4.30% 1/16/24	15,000	15,448
Goldman Sachs Group 4.00% 3/3/24	15,000	15,081
HSBC Holdings 4.00% 3/30/22	15,000	15,797
JPMorgan Chase 3.875% 2/1/24	20,000	20,328
6.75% 8/29/49 —	10,000	10,650
Morgan Stanley 2.50% 1/24/19	5,000	5,010

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Morgan Stanley 3.875% 4/29/24	10,000	$9,961
5.00% 11/24/25	30,000	31,194
Northern Trust 3.95% 10/30/25	10,000	10,164
PNC Financial Services Group 3.90% 4/29/24	5,000	5,019
PNC Funding 5.625% 2/1/17	23,000	25,550
Santander Holdings USA 3.45% 8/27/18	5,000	5,227
State Street 3.10% 5/15/23	10,000	9,608
SunTrust Bank 2.35% 11/1/18	5,000	5,033
SVB Financial Group 5.375% 9/15/20	15,000	16,946
US Bancorp 3.70% 1/30/24	35,000	35,878
Wachovia 0.596% 10/15/16 —	5,000	4,990
Wells Fargo 3.00% 1/22/21	20,000	20,244
4.48% 1/16/24	5,000	5,226
5.90% 12/29/49 —	5,000	5,144
Zions Bancorp 4.50% 3/27/17	10,000	10,677

		354,327

Basic Industry – 2.21%
Barrick Gold 4.10% 5/1/23	5,000	4,878
CF Industries 5.15% 3/15/34	5,000	5,251
6.875% 5/1/18	20,000	23,547
Dow Chemical 8.55% 5/15/19	10,000	12,833
Georgia-Pacific 8.00% 1/15/24	10,000	13,328
International Paper 6.00% 11/15/41	5,000	5,881
Lubrizol 5.50% 10/1/14	5,000	5,099
Mosaic 5.625% 11/15/43	5,000	5,541
Potash Corp. of Saskatchewan
3.625% 3/15/24	5,000	5,021
Rio Tinto Finance U.SA. 3.50% 11/2/20	10,000	10,349
Rock-Tenn 3.50% 3/1/20	5,000	5,131
4.00% 3/1/23	5,000	5,094
Weyerhaeuser 4.625% 9/15/23	10,000	10,586

		112,539

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Brokerage – 0.67%
Jefferies Group 6.45% 6/8/27	19,000	$20,510
Lazard Group 6.85% 6/15/17	12,000	13,638

		34,148

Capital Goods – 0.61%
Crane 4.45% 12/15/23	10,000	10,370
General Electric 4.50% 3/11/44	5,000	5,171
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #	15,000	15,430

		30,971

Communications – 2.65%
American Tower 5.00% 2/15/24	15,000	15,987
AT&T 3.90% 3/11/24	10,000	10,136
Comcast 4.75% 3/1/44	10,000	10,465
Crown Castle Towers 144A 4.883% 8/15/20 #	20,000	22,206
DIRECTV Holdings 4.45% 4/1/24	5,000	5,083
Interpublic Group 4.20% 4/15/24	5,000	5,092
Rogers Communications 5.00% 3/15/44	5,000	5,137
SES Global Americas Holdings 144A 2.50% 3/25/19 #	5,000	5,010
144A 5.30% 3/25/44 #	15,000	15,632
TimeWarner Cable 8.25% 4/1/19	10,000	12,678
Verizon Communications 5.15% 9/15/23	25,000	27,610

		135,036

Consumer Cyclical – 2.29%
CVS Caremark 4.00% 12/5/23	10,000	10,377
Delphi 4.15% 3/15/24	15,000	15,379
eBay 4.00% 7/15/42	5,000	4,532
Host Hotels & Resorts 3.75% 10/15/23	15,000	14,774
Hyundai Capital America 144A 2.55% 2/6/19 #	5,000	5,016
International Game Technology
5.35% 10/15/23	15,000	16,124

(continues	)	29

Schedules of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Marriott International 3.375% 10/15/20	5,000	$5,061
QVC 4.375% 3/15/23	10,000	9,943
TRW Automotive 144A 4.45% 12/1/23 #	10,000	10,225
Viacom 5.25% 4/1/44	5,000	5,250
WyndhamWorldwide 4.25% 3/1/22	15,000	15,270
Yum Brands 3.875% 11/1/23	5,000	5,055

		117,006

Consumer Non-Cyclical – 2.04%
Anheuser-Busch InBev Finance 3.70% 2/1/24	5,000	5,135
Boston Scientific 2.65% 10/1/18	5,000	5,078
6.00% 1/15/20	5,000	5,801
CareFusion 6.375% 8/1/19	10,000	11,595
Celgene 3.95% 10/15/20	10,000	10,549
Gilead Sciences 3.70% 4/1/24	10,000	10,168
Kroger 3.30% 1/15/21	5,000	5,065
McKesson 3.796% 3/15/24	10,000	10,131
PepsiCo 3.60% 3/1/24	15,000	15,277
Quest Diagnostics 2.70% 4/1/19	5,000	5,026
Thermo Fisher Scientific 4.15% 2/1/24	10,000	10,454
Zoetis 3.25% 2/1/23	10,000	9,767

		104,046

Electric – 4.21%
Ameren Illinois 9.75% 11/15/18	35,000	45,789
American Transmission Systems 144A 5.25% 1/15/22 #	5,000	5,437
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,684
Electricite de France 144A 4.60% 1/27/20 #	10,000	11,026
144A 4.875% 1/22/44 #	5,000	5,175
Entergy Louisiana 4.05% 9/1/23	10,000	10,620
Exelon Generation 4.25% 6/15/22	10,000	10,260
Great Plains Energy 5.292% 6/15/22	10,000	11,254
Integrys Energy Group 6.11% 12/1/66 —	10,000	10,043

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
LG&E & KU Energy 3.75% 11/15/20	5,000	$5,159
4.375% 10/1/21	15,000	15,927
MidAmerican Energy Holdings 144A 3.75% 11/15/23 #	15,000	15,335
National Rural Utilities Cooperative Finance 4.75% 4/30/43 —	5,000	4,750
NextEra Energy Capital Holdings 3.625% 6/15/23	5,000	4,876
6.35% 10/1/66 —	5,000	4,928
Pennsylvania Electric 5.20% 4/1/20	10,000	11,076
Public Service New Hampshire 3.50% 11/1/23	5,000	5,092
SCANA 4.125% 2/1/22	5,000	5,073
Southwestern Electric Power 6.45% 1/15/19	10,000	11,848
Wisconsin Energy 6.25% 5/15/67 —	15,000	15,517

		214,869

Energy – 1.87%
Continental Resources 4.50% 4/15/23	15,000	15,791
Husky Energy 4.00% 4/15/24	15,000	15,493
Pride International 6.875% 8/15/20	20,000	24,079
Statoil 2.90% 11/8/20	5,000	5,094
Total Capital 4.45% 6/24/20	20,000	22,176
Woodside Finance 144A 8.75% 3/1/19 #	10,000	12,715

		95,348

Finance Companies – 0.77%
General Electric Capital 4.375% 9/16/20	25,000	27,393
6.00% 8/7/19	10,000	11,813

		39,206

Insurance – 1.87%
Allstate 5.75% 8/15/53 —	5,000	5,359
American International Group 4.125% 2/15/24	10,000	10,486
Berkshire Hathaway Finance 2.90% 10/15/20	15,000	15,314
Chubb 6.375% 3/29/67 —	5,000	5,575

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Highmark 144A
4.75% 5/15/21 #	5,000	$4,942
Liberty Mutual Group 144A
4.25% 6/15/23 #	10,000	10,287
MetLife 6.40% 12/15/36	20,000	21,800
Prudential Financial
3.875% 1/14/15	5,000	5,122
5.875% 9/15/42 —	10,000	10,575
6.00% 12/1/17	5,000	5,765

		95,225

Natural Gas – 2.22%
El Paso Pipeline Partners Operating
4.30% 5/1/24	5,000	5,038
6.50% 4/1/20	10,000	11,678
Energy Transfer Partners
5.15% 2/1/43	5,000	4,966
5.95% 10/1/43	10,000	10,994
EnLink Midstream Partners
4.40% 4/1/24	15,000	15,473
Enterprise Products Operating
7.034% 1/15/68 —	5,000	5,667
Kinder Morgan Energy Partners
3.50% 3/1/21	5,000	5,014
3.50% 9/1/23	5,000	4,798
9.00% 2/1/19	5,000	6,403
NiSource Finance
6.125% 3/1/22	10,000	11,661
Plains All American Pipeline
8.75% 5/1/19	5,000	6,456
Sunoco Logistics Partners Operations
3.45% 1/15/23	15,000	14,503
TransCanada PipeLines
6.35% 5/15/67 —	10,000	10,414

		113,065

Real Estate – 1.17%
Alexandria Real Estate Equities
4.60% 4/1/22	10,000	10,478
CBL & Associates
5.25% 12/1/23	5,000	5,220
Corporate Office Properties
3.60% 5/15/23	5,000	4,750
5.25% 2/15/24	5,000	5,343
Digital Realty Trust
5.25% 3/15/21	10,000	10,594
5.875% 2/1/20	5,000	5,515

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
Duke Realty
3.625% 4/15/23	5,000	$4,823
Regency Centers
5.875% 6/15/17	7,000	7,891
WP Carey
4.60% 4/1/24	5,000	5,112

		59,726

Technology – 1.84%
Apple 3.45% 5/6/24	5,000	5,019
Cisco Systems
2.90% 3/4/21	5,000	5,043
3.625% 3/4/24	20,000	20,368
EMC 2.65% 6/1/20	10,000	10,092
Hewlett-Packard
1.167% 1/14/19 —	5,000	5,017
Microsoft
2.125% 11/15/22	5,000	4,668
National Semiconductor
6.60% 6/15/17	10,000	11,591
NetApp
2.00% 12/15/17	5,000	5,084
3.25% 12/15/22	5,000	4,704
Seagate HDD Cayman 144A 4.75% 6/1/23 #	5,000	5,031
Xerox
5.625% 12/15/19	15,000	17,106

		93,723

Transportation – 0.91%
Burlington Northern Santa Fe
3.00% 3/15/23	15,000	14,518
3.85% 9/1/23	10,000	10,347
ERAC USA Finance 144A
4.50% 8/16/21 #	10,000	10,722
Norfolk Southern
4.80% 8/15/43	5,000	5,320
United Parcel Service
5.125% 4/1/19	5,000	5,715

		46,622

Total Corporate Bonds (cost $1,576,991)		1,645,857

Non-Agency Asset-Backed Securities – 0.81%

Ally Master Owner Trust Series 2014-2 A
0.522% 1/16/18 —	10,000	10,000
Ford Credit Floorplan Master Owner Trust A Series 2014-1 A2 0.552% 2/15/19 —	10,000	10,002

(continues	)	31

Schedules of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	8,146	$8,160
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #—	2,723	2,727
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	10,006	10,672

Total Non-Agency Asset-Backed Securities (cost $40,437)		41,561

U.S. Treasury Obligations – 30.18%

U.S. Treasury Bonds 3.625% 2/15/44	55,000	56,710
3.75% 11/15/43	125,000	131,914
U.S. Treasury Notes 0.875% 4/15/17	5,000	5,003
1.625% 4/30/19	534,995	533,600
2.375% 8/31/14	490,000	493,799
2.75% 2/15/24	315,000	317,781

Total U.S. Treasury Obligations (cost $1,529,887)		1,538,807

	Number of Shares

Preferred Stock – 0.35%

Alabama Power 5.625%	620	15,221
Integrys Energy Group 6.00% —	100	2,525

Total Preferred Stock (cost $17,597)		17,746

	Principal amount°

Short-Term Investments – 21.15%

Repurchase Agreements – 19.81%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $192,844 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $196,701)	192,844	192,844

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $64,281 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $65,567)	64,281	$64,281
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $752,876 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $767,932)	752,875	752,875

		1,010,000

U.S. Treasury Obligation – 1.34%≠
U.S. Treasury Bill 0.093% 11/13/14	68,414	68,398

		68,398

Total Short-Term Investments (cost $1,078,379)		1,078,398

Total Value of Securities – 110.60% (cost $5,552,052)		$5,639,364

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $186,956, which represents 3.67% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
—	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

MASTR – Mortgage Asset Securitization Transactions, Inc.

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The High-Yield Bond Portfolio

April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Convertible Bonds – 0.30%

Equinix 4.75% exercise price $84.32, expiration date 6/13/16	65,000	$148,972
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	150,000	266,813

Total Convertible Bonds (cost $356,083)		415,785

Corporate Bonds – 79.27%

Automobiles – 2.29%
American Axle & Manufacturing 7.75% 11/15/19	328,000	378,020
Chassix 144A 9.25% 8/1/18 #	325,000	353,844
General Motors 144A 6.25% 10/2/43 #	375,000	412,500
General Motors Financial 6.75% 6/1/18	585,000	668,363
International Automotive Components Group 144A 9.125% 6/1/18 #	721,000	771,470
Meritor 6.25% 2/15/24	200,000	200,500
6.75% 6/15/21	375,000	398,437

		3,183,134

Banking – 2.90%
Barclays Bank 7.625% 11/21/22	560,000	637,350
Credit Suisse Group 144A 7.50% 12/11/49 #•	610,000	663,381
HBOS Capital Funding 144A 6.071% 6/29/49 #•	889,000	890,111
JPMorgan Chase 6.75% 8/29/49 •	385,000	410,025
Lloyds Banking Group 7.50% 4/30/49 •	725,000	759,437
RBS Capital Trust I 2.099% 12/29/49 •	680,000	666,400

		4,026,704

Basic Industry – 10.08%
AK Steel 7.625% 5/15/20	262,000	263,965
APERAM 144A 7.75% 4/1/18 #	220,000	233,750
ArcelorMittal 6.125% 6/1/18	924,000	1,016,400
Arch Coal 144A 8.00% 1/15/19 #	580,000	580,000
Axalta Coating System 144A 7.375% 5/1/21 #	345,000	380,363

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
Builders FirstSource 144A
7.625% 6/1/21 #	628,000	$676,670
Cemex 144A
7.25% 1/15/21 #	375,000	404,063
Cemex Finance 144A
6.00% 4/1/24 #	405,000	406,519
Constellium 144A
5.75% 5/15/24 #	250,000	250,000
CPG Merger Sub 144A
8.00% 10/1/21 #	610,000	654,225
First Quantum Minerals 144A 6.75% 2/15/20 #	303,000	307,545
144A 7.00% 2/15/21 #	303,000	308,681
FMG Resources August 2006 144A 6.875% 4/1/22 #	827,000	887,991
HD Supply 11.50% 7/15/20	550,000	654,500
INEOS Group Holdings 144A
5.875% 2/15/19 #	695,000	710,637
JMC Steel Group 144A
8.25% 3/15/18 #	481,000	488,215
LSB Industries 144A
7.75% 8/1/19 #	470,000	505,250
Masonite International 144A
8.25% 4/15/21 #	677,000	748,085
New Gold 144A
6.25% 11/15/22 #	564,000	580,920
Nortek 8.50% 4/15/21	442,000	489,515
Perstorp Holding 144A
8.75% 5/15/17 #	600,000	645,000
Ryerson
9.00% 10/15/17	317,000	341,171
11.25% 10/15/18	135,000	152,213
Sappi Papier Holding 144A 6.625% 4/15/21 #	511,000	533,995
144A 8.375% 6/15/19 #	200,000	222,500
Signode Industrial Group 144A
6.375% 5/1/22 #	340,000	344,250
TPC Group 144A
8.75% 12/15/20 #	665,000	736,487
Wise Metals Group 144A
8.75% 12/15/18 #	275,000	292,875
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	180,000	179,775

		13,995,560

Capital Goods – 3.82%
Accudyne Industries 144A
7.75% 12/15/20 #	550,000	599,500

(continues	)	33

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
BlueLine Rental Finance
144A 7.00% 2/1/19 #	355,000	$380,737
BOE Intermediate Holding
144A PIK 9.00%
11/1/17 #	370,465	389,220
BOE Merger 144A PIK 9.50%
11/1/17 #	593,000	625,615
Consolidated Container 144A
10.125% 7/15/20 #	471,000	492,195
Milacron 144A
7.75% 2/15/21 #	490,000	539,000
Plastipak Holdings 144A
6.50% 10/1/21 #	485,000	506,825
Reynolds Group Issuer
8.25% 2/15/21	835,000	907,019
9.00% 4/15/19	184,000	197,340
TransDigm 7.50% 7/15/21	610,000	674,050

		5,311,501

Communications – 0.31%
Digicel Group 144A
7.125% 4/1/22 #	225,000	226,687
Vimpel Communications 144A
7.748% 2/2/21 #	200,000	202,500

		429,187

Consumer Cyclical – 5.09%
BI-LO 144A PIK 8.625%
9/15/18 #	425,000	435,094
Dave & Buster’s
Entertainment 144A
8.91% 2/15/16 #^	697,000	592,450
DBP Holding 144A
7.75% 10/15/20 #	757,000	687,924
Landry’s 144A
9.375% 5/1/20 #	722,000	799,615
Michaels Stores 144A
5.875% 12/15/20 #	485,000	493,487
Pantry 8.375% 8/1/20	554,000	601,090
Party City Holdings
8.875% 8/1/20	593,000	664,160
PF Chang’s China Bistro
144A 10.25% 6/30/20 #	599,000	625,955
Quiksilver 144A
7.875% 8/1/18 #	665,000	724,850
Rite Aid 6.75% 6/15/21	665,000	726,513
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	235,000	253,800

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Tempur-Pedic International
6.875% 12/15/20	425,000	$465,375

		7,070,313

Consumer Non-Cyclical – 1.63%
Crestview DS Merger Sub II 144A
10.00% 9/1/21 #	405,000	451,575
JBS Investments 144A
7.75% 10/28/20 #	200,000	213,750
JBS USA 144A
8.25% 2/1/20 #	486,000	534,357
Smithfield Foods
6.625% 8/15/22	450,000	493,313
Spectrum Brands
6.375% 11/15/20	103,000	112,270
6.625% 11/15/22	416,000	456,560

		2,261,825

Energy – 11.88%
Athlon Holdings 144A
6.00% 5/1/22 #	555,000	562,631
Calumet Specialty Products
Partners 7.625% 1/15/22	920,000	969,450
Chaparral Energy
7.625% 11/15/22	267,000	285,690
8.25% 9/1/21	312,000	342,420
CHC Helicopter
9.375% 6/1/21	385,000	400,400
Chesapeake Energy
4.875% 4/15/22	1,145,000	1,147,863
Exterran Partners
6.00% 4/1/21	590,000	592,950
FTS International 144A
6.25% 5/1/22 #	665,000	676,637
Genesis Energy
5.75% 2/15/21	665,000	694,925
Halcon Resources
8.875% 5/15/21	169,000	175,971
144A 9.75% 7/15/20 #	665,000	713,213
Hercules Offshore
144A 6.75% 4/1/22 #	175,000	169,531
144A 7.50% 10/1/21 #	300,000	303,750
144A 8.75% 7/15/21 #	175,000	189,437
Key Energy Services
6.75% 3/1/21	615,000	651,900
Laredo Petroleum 144A
5.625% 1/15/22 #	285,000	291,056
7.375% 5/1/22	136,000	150,620

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Linn Energy
6.50% 5/15/19	84,000	$87,570
8.625% 4/15/20	129,000	139,804
Midstates Petroleum
9.25% 6/1/21	705,000	724,387
Murphy Oil USA 144A
6.00% 8/15/23 #	445,000	461,687
Niska Gas Storage Canada
144A 6.50% 4/1/19 #	305,000	299,281
Northern Blizzard Resources
144A 7.25% 2/1/22 #	620,000	637,825
Northern Oil & Gas
8.00% 6/1/20	580,000	619,150
NuStar Logistics
6.75% 2/1/21	400,000	438,500
Oasis Petroleum 144A
6.875% 3/15/22 #	630,000	686,700
Ocean Rig UDW 144A
7.25% 4/1/19 #	765,000	732,487
Offshore Group Investment
7.125% 4/1/23	270,000	267,300
PDC Energy
7.75% 10/15/22	535,000	589,837
Pioneer Energy Services 144A
6.125% 3/15/22 #	630,000	647,325
Regency Energy Partners
5.875% 3/1/22	500,000	525,000
Samson Investment 144A
10.75% 2/15/20 #	426,000	451,560
SandRidge Energy
8.125% 10/15/22	681,000	740,587
8.75% 1/15/20	114,000	123,833

		16,491,277

Financials – 0.81%
Nuveen Investments 144A
9.50% 10/15/20 #	944,000	1,130,440

		1,130,440

Healthcare – 6.10%
Air Medical Group Holdings
9.25% 11/1/18	312,000	338,520
Biomet
6.50% 10/1/20	945,000	1,034,775
Community Health Systems 144A
6.875% 2/1/22 #	440,000	458,150
7.125% 7/15/20	163,000	175,021
8.00% 11/15/19	386,000	424,117
HCA Holdings
7.75% 5/15/21	135,000	148,669
Immucor
11.125% 8/15/19	612,000	694,620

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Healthcare (continued)
Kinetic Concepts
10.50% 11/1/18	423,000	$485,393
12.50% 11/1/19	290,000	340,750
Mallinckrodt International Finance
4.75% 4/15/23	345,000	333,787
MPH Acquisition Holdings 144A
6.625% 4/1/22 #	305,000	316,437
Par Pharmaceutical
7.375% 10/15/20	1,241,000	1,352,690
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	755,000	811,625
Tenet Healthcare 144A
6.00% 10/1/20 #	285,000	299,784
8.125% 4/1/22	375,000	417,187
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	510,000	531,675
144A 6.375% 10/15/20 #	281,000	303,480

		8,466,680

Insurance – 1.99%
American International Group
8.175% 5/15/58 —	562,000	754,485
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	450,000	482,625
Onex USI Acquisition 144A
7.75% 1/15/21 #	585,000	606,937
XL Group
6.50% 12/29/49 —	925,000	915,750

		2,759,797

Media – 9.23%
CCO Holdings
5.25% 9/30/22	764,000	766,865
CCU 144A
10.00% 1/15/18 #	385,000	378,263
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	446,000	469,415
Clear Channel Communications PIK
14.00% 2/1/21	345,000	355,350
Columbus International 144A
7.375% 3/30/21 #	635,000	665,956
CSC Holdings
6.75% 11/15/21	615,000	688,031
DISH DBS
5.00% 3/15/23	795,000	812,887
Gray Television
7.50% 10/1/20	605,000	653,400

(continues	)	35

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media (continued)
Intelsat Luxembourg
7.75% 6/1/21	860,000	$899,775
8.125% 6/1/23	860,000	906,225
MDC Partners 144A
6.75% 4/1/20 #	670,000	711,875
Mediacom Broadband 144A
5.50% 4/15/21 #	400,000	400,500
Numericable Group
144A 6.00% 5/15/22 #	690,000	707,250
144A 6.25% 5/15/24 #	200,000	205,000
ONO Finance II 144A
10.875% 7/15/19 #	265,000	296,137
RCN Telecom Services 144A
8.50% 8/15/20 #	325,000	346,125
Univision Communications
144A 8.50% 5/15/21 #	1,036,000	1,144,780
UPCB Finance VI 144A
6.875% 1/15/22 #	430,000	470,850
Virgin Media Finance 144A
6.375% 4/15/23 #	800,000	844,000
VTR Finance 144A
6.875% 1/15/24 #	1,045,000	1,091,598

		12,814,282

Services – 7.83%
Algeco Scotsman Global
Finance 144A
10.75% 10/15/19 #	1,265,000	1,359,875
Avis Budget Car Rental
5.50% 4/1/23	465,000	471,975
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	690,000	689,569
CarlsonWagonlit 144A
6.875% 6/15/19 #	335,000	359,706
Cogent Communications
Finance 144A
5.625% 4/15/21 #	605,000	595,925
Covanta Holding
5.875% 3/1/24	670,000	687,062
Darling Escrow 144A
5.375% 1/15/22 #	235,000	241,756
Florida East Coast Holdings
144A 6.75% 5/1/19 #	305,000	314,150
H&E Equipment Services
7.00% 9/1/22	462,000	510,510
Mattamy Group 144A
6.50% 11/15/20 #	775,000	786,625

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Services (continued)
MGM Resorts International
6.75% 10/1/20	170,000	$188,292
7.75% 3/15/22	234,000	272,727
11.375% 3/1/18	264,000	343,200
Navios South American
Logistics 144A
7.25% 5/1/22 #	605,000	608,025
PHH
6.375% 8/15/21	245,000	254,800
7.375% 9/1/19	256,000	284,160
Pinnacle Entertainment
7.75% 4/1/22	210,000	228,900
8.75% 5/15/20	36,000	39,528
PNK Finance 144A
6.375% 8/1/21 #	265,000	279,575
Stena 144A 7.00% 2/1/24 #	855,000	867,825
United Rentals North America
5.75% 11/15/24	915,000	950,456
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #	235,000	248,513
Watco 144A
6.375% 4/1/23 #	280,000	284,900

		10,868,054

Technology & Electronics – 6.10%
Advanced Micro Devices
144A 6.75% 3/1/19 #	425,000	442,000
BMC Software Finance 144A
8.125% 7/15/21 #	690,000	726,225
Entegris 144A
6.00% 4/1/22 #	665,000	674,975
First Data
11.25% 1/15/21	855,000	981,113
11.75% 8/15/21	805,000	861,350
First Data Holdings 144A PIK
14.50% 9/24/19 #	372,015	360,390
Freescale Semiconductor
144A 6.00% 1/15/22 #	305,000	319,487
10.75% 8/1/20	60,000	69,300
Infor Software Parent
144A PIK 7.125% 5/1/21 #	560,000	565,600
j2 Global 8.00% 8/1/20	777,000	848,873
Micron Technology 144A
5.875% 2/15/22 #	660,000	697,950
NCR
144A 5.875% 12/15/21 #	175,000	186,375
144A 6.375% 12/15/23 #	540,000	580,500

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Technology & Electronics (continued)
SunGard Availability Services
Capital 144A
8.75% 4/1/22 #	690,000	$669,300
Viasystems 144A
7.875% 5/1/19 #	456,000	487,920

		8,471,358

Telecommunications – 6.98%
Altice 144A
7.75% 5/15/22 #	690,000	720,187
CenturyLink 6.75% 12/1/23	400,000	431,000
Digicel Group 144A
8.25% 9/30/20 #	1,050,000	1,123,500
Hughes Satellite Systems
7.625% 6/15/21	439,000	497,167
Level 3 Financing
144A 6.125% 1/15/21 #	250,000	263,125
7.00% 6/1/20	602,000	653,170
Sprint
144A 7.125% 6/15/24 #	765,000	805,163
144A 7.25% 9/15/21 #	615,000	672,656
144A 7.875% 9/15/23 #	410,000	453,050
Sprint Capital 6.90% 5/1/19	410,000	452,025
T-Mobile USA
6.125% 1/15/22	195,000	205,725
6.25% 4/1/21	240,000	256,500
6.50% 1/15/24	115,000	120,894
6.731% 4/28/22	235,000	254,387
VimpelCom Holdings 144A
5.95% 2/13/23 #	200,000	181,000
Wind Acquisition Finance
144A 7.25% 2/15/18 #	220,000	232,650
144A 7.375% 4/23/21 #	595,000	612,850
Windstream
7.50% 6/1/22	335,000	359,287
7.50% 4/1/23	10,000	10,600
7.75% 10/1/21	370,000	402,375
Zayo Group 10.125% 7/1/20	842,000	977,773

		9,685,084

Utilities – 2.23%
AES 7.375% 7/1/21	438,000	503,700
AES Gener 144A
8.375% 12/18/73 #•	400,000	432,000
Calpine
144A 5.875% 1/15/24 #	145,000	149,531
144A 6.00% 1/15/22 #	595,000	635,163
Elwood Energy
8.159% 7/5/26	262,464	290,023

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Utilities (continued)
Enel 144A
8.75% 9/24/73 #•	420,000	$485,100
NRG Energy 144A
6.25% 5/1/24 #	595,000	597,975

		3,093,492

Total Corporate Bonds (cost $105,208,289)		110,058,688

Senior Secured Loans – 10.64%«

Accelent 1st Lien
4.50% 2/21/21	690,000	687,089
Akorn Tranche B
4.50% 11/13/20	590,000	591,839
Applied Systems Tranche 1st
Lien 4.25% 1/15/21	688	688
Applied Systems Tranche 2nd
Lien 7.50% 1/15/22	639,000	647,946
Atkore International 2nd Lien
7.75% 9/27/21	340,000	341,488
Avast Software 1st Lien
5.00% 3/18/20	345,000	344,641
Azure Midstream Tranche B
6.50% 10/21/18	474,000	478,148
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	675,000	690,127
Borgata Tranche B 1st Lien
6.75% 8/15/18	633,413	645,025
Caesars Growth Partners 1st
Lien 6.25% 4/10/21	345,000	344,030
Citycenter Holdings Tranche B
5.00% 10/9/20	628,425	632,451
Clear Channel
Communications Tranche D
6.75% 1/30/19	1,040,000	1,032,980
Community Health Systems
Tranche D 4.25% 1/27/21	359,100	360,670
Gentiva Health Services
Tranche B
6.50% 10/10/19	508,725	504,115
Gray Television
4.75% 10/11/19	674,000	676,317
Hostess Brands 1st Lien
6.75% 3/12/20	665,000	691,600
Ikaria 5.00% 2/4/22	671,000	674,705
Kinetic Concepts Tranche E1
4.00% 5/8/18	603,488	604,350
LTS Buyer 2nd Lien
8.00% 3/15/21	98,038	99,590
Moxie Liberty Tranche B
7.50% 8/21/20	345,000	354,488

(continues	)	37

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	340,000	$349,138
Nuveen Investments 2nd Lien 6.50% 2/28/19	335,000	337,213
Otter Products Tranche B 5.25% 4/29/19	684,590	684,876
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	355,000	364,984
Patheon 4.25% 1/23/21	715,000	708,855
Polymer Group Tranche B 5.25% 12/13/19	543,638	545,676
Rite Aid 2nd Lien 5.75% 8/3/20	295,000	301,859
Samson Investment 2nd Lien 5.00% 9/25/18	680,000	681,488
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19	389,018	389,828

Total Senior Secured Loans (cost $14,695,367)		14,766,204

	Number of shares

Common Stock – 1.73%

Akorn †	6,372	160,702
B/E Aerospace †	1,650	144,821
Century Communications =†	60,000	0
CenturyLink	4,133	144,283
DIRECTV Class A †	3,700	287,120
General Motors	4,025	138,782
Hanesbrands	1,930	158,434
Kodiak Oil & Gas †	15,891	201,975
Las Vegas Sands	1,662	131,514
NCR †	4,110	125,396
Quiksilver †	25,406	163,107
Range Resources	1,960	177,282
Time Warner Cable	1,970	278,676
United Rentals †	1,650	154,819
Valeant Pharmaceuticals International †	986	131,838

Total Common Stock (cost $2,147,184)		2,398,749

Convertible Preferred Stock – 0.58%

Chesapeake Energy 144A 5.75% exercise price $27.77, expiration date 12/31/49 #	372	441,285

	Number of shares	Value (U.S. $)

Convertible Preferred Stock (continued)

Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,750	$140,608
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	2,100	224,175

Total Convertible Preferred Stock (cost $771,267)		806,068

Preferred Stock – 1.37%

Ally Financial
144A 7.00% #	1,000	995,375
8.50% —	5,000	135,200
GMAC Capital Trust I
8.125% —	7,000	192,430
Regions Financial 6.375%	24,000	577,440

Total Preferred Stock (cost $1,681,268)		1,900,445

	Principal amount°

Short-Term Investments – 6.54%

Repurchase Agreements – 6.54%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,735,024 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $1,769,724)	1,735,023	1,735,023
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $578,342 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $589,908)	578,341	578,341

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $6,773,645 (collateralized by U.S. government obligations 0.00%- 2.75% 6/30/14 - 11/15/43; market value $6,909,108)	6,773,636	$6,773,636

Total Short-Term Investments (cost $9,087,000)		9,087,000

Total Value of Securities – 100.43% (cost $133,946,458)		$139,432,939

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $64,588,036, which represents 46.52% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
100% of the income received was in the form of both cash and par.
100% of the income received was in the form of additional par.
100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
—	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.

The following futures contracts were outstanding at April 30, 2014:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(15)	U.S. Treasury 2 yr Note	$(3,291,754)	$(3,298,125)	7/1/14	$(6,371)
(28)	U.S. Treasury 5 yr Note	(3,321,202)	(3,344,687)	7/1/14	(23,485)

		$(6,612,956)			$(29,856)

The use of futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

PIK – Pay-in-kind

yr – Year

See accompanying notes, which are an integral part of the financial statements.

(continues	)	39

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

April 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Security – 0.20%

Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	134,798	$148,129

Total Agency Asset-Backed Security (cost $133,708)		148,129

Agency Collateralized Mortgage Obligations – 1.22%

Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	16,351	18,769
Series 2002-90 A2 6.50% 11/25/42	37,244	42,241
Series 2012-122 SD 5.948% 11/25/42 —S	92,289	20,614
Series 2013-26 ID 3.00% 4/25/33 S	93,130	15,378
Series 2013-38 AI 3.00% 4/25/33 S	92,564	15,048
Series 2013-44 DI 3.00% 5/25/33 S	239,576	39,568
Fannie Mae Whole Loan REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	31,190	36,063
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	68,236	77,512
Series 2326 ZQ 6.50% 6/15/31	60,289	67,195
Series 3123 HT 5.00% 3/15/26	210,139	226,070
Series 3656 PM 5.00% 4/15/40	125,000	135,136
Series 4185 LI 3.00% 3/15/33 S	93,450	15,417
Series 4191 CI 3.00% 4/15/33 S	94,414	16,190
GNMA
Series 2010-113 KE 4.50% 9/20/40	125,000	132,979
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	40,000	41,521

Total Agency Collateralized Mortgage Obligations (cost $839,288)		899,701

Agency Mortgage-Backed Securities – 23.02%

Fannie Mae
2.27% 1/1/23	53,783	51,447
6.50% 8/1/17	7,869	8,243

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
2.138% 3/1/38 —	47,192	$50,079
2.292% 8/1/34 —	41,983	44,079
2.407% 4/1/36 —	38,643	40,661
2.411% 5/1/43 —	32,104	31,693
2.546% 6/1/43 —	10,984	10,923
3.293% 9/1/43 —	40,449	41,445
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,816	3,056
5.00% 1/1/34	2,342	2,544
5.00% 11/1/34	5,184	5,632
5.00% 10/1/35	16,021	17,392
5.00% 1/1/36	23,004	24,978
Fannie Mae S.F. 15 yr
2.50% 7/1/27	5,847	5,903
2.50% 10/1/27	40,906	41,294
2.50% 2/1/28	87,884	88,722
2.50% 5/1/28	13,607	13,705
3.00% 11/1/27	5,974	6,173
3.50% 7/1/26	28,461	29,993
4.00% 4/1/24	19,351	20,561
4.00% 5/1/24	85,785	91,083
4.00% 5/1/25	26,782	28,493
4.00% 6/1/25	94,695	100,714
4.00% 11/1/25	93,907	100,207
4.00% 12/1/26	45,208	48,027
4.00% 5/1/27	92,085	97,960
4.50% 1/1/20	8,734	9,277
5.00% 5/1/20	13,478	14,520
5.00% 7/1/20	2,599	2,796
5.00% 12/1/20	5,592	6,025
5.00% 5/1/21	2,468	2,635
5.00% 6/1/23	9,780	10,643
5.50% 5/1/20	215	228
5.50% 6/1/23	59,670	65,079
6.00% 8/1/22	39,839	43,639
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/29	1,567,000	1,576,794
2.50% 6/1/29	670,000	672,408
3.00% 5/1/29	1,646,000	1,698,595
3.50% 5/1/29	1,081,000	1,138,428
3.50% 6/1/29	172,000	180,681
Fannie Mae S.F. 20 yr
3.00% 8/1/33	15,388	15,497
3.00% 9/1/33	29,019	29,224
3.50% 9/1/33	22,309	23,202
4.00% 2/1/31	33,631	35,765
5.00% 11/1/23	2,110	2,312
5.50% 8/1/28	73,494	81,538

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 20 yr
5.50% 12/1/29	3,826	$4,244
6.00% 12/1/21	3,397	3,793
6.00% 9/1/29	22,809	25,644
Fannie Mae S.F. 30 yr
3.00% 7/1/42	33,902	33,069
3.00% 10/1/42	500,917	488,651
3.00% 12/1/42	77,818	75,902
3.00% 1/1/43	223,571	218,068
3.00% 2/1/43	23,523	22,944
3.00% 4/1/43	103,059	100,525
3.00% 5/1/43	36,306	35,419
3.50% 7/1/42	4,356	4,425
3.50% 8/1/42	59,073	60,087
3.50% 1/1/43	377,346	383,346
4.00% 11/1/40	11,924	12,502
4.00% 1/1/41	53,677	56,278
4.00% 1/1/43	25,301	26,523
4.00% 8/1/43	18,197	19,083
4.50% 7/1/36	9,493	10,193
4.50% 4/1/40	10,704	11,502
4.50% 11/1/40	27,805	29,885
4.50% 2/1/41	12,865	13,825
4.50% 3/1/41	56,964	61,209
4.50% 5/1/41	9,432	10,166
4.50% 10/1/41	33,216	35,663
4.50% 11/1/41	29,034	31,178
4.50% 9/1/43	23,396	25,126
5.00% 3/1/34	5,973	6,579
5.00% 2/1/35	64,006	70,558
5.00% 3/1/35	9,554	10,508
5.00% 6/1/35	12,025	13,303
5.00% 7/1/35	19,661	21,598
5.00% 10/1/35	46,168	50,750
5.00% 11/1/35	14,262	15,682
5.00% 4/1/37	11,915	13,091
5.00% 8/1/37	3,896	4,282
5.00% 2/1/38	12,843	14,122
5.50% 4/1/34	9,731	10,836
5.50% 11/1/34	9,430	10,506
5.50% 12/1/34	84,448	94,055
5.50% 3/1/35	22,706	25,290
5.50% 5/1/35	16,539	18,566
5.50% 6/1/35	13,333	14,773
5.50% 12/1/35	10,200	11,324
5.50% 1/1/36	9,456	10,551
5.50% 4/1/36	5,599	6,215
5.50% 5/1/36	4,873	5,416
5.50% 1/1/37	724	806

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 2/1/37	37,682	$41,649
5.50% 8/1/37	26,890	29,928
5.50% 1/1/38	934	1,032
5.50% 2/1/38	28,537	31,755
5.50% 6/1/38	2,375	2,624
5.50% 9/1/38	38,418	42,713
5.50% 10/1/39	130,546	144,087
5.50% 7/1/40	39,033	43,134
6.00% 7/1/35	80,105	90,084
6.00% 7/1/36	10,287	11,534
6.00% 2/1/37	16,350	18,327
6.00% 8/1/37	37,638	42,168
6.00% 9/1/37	5,617	6,295
6.00% 11/1/37	6,698	7,495
6.00% 10/1/38	65,404	73,039
6.00% 1/1/39	26,183	29,237
6.00% 9/1/39	224,235	250,482
6.00% 3/1/40	17,232	19,230
6.00% 9/1/40	21,189	23,730
7.00% 12/1/33	10,665	12,344
7.00% 5/1/35	1,226	1,387
7.00% 6/1/35	2,337	2,444
7.00% 12/1/37	12,799	14,437
7.50% 6/1/31	1,523	1,822
7.50% 6/1/34	12,444	14,289
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/44	133,000	129,592
3.00% 6/1/44	1,109,000	1,077,463
3.50% 6/1/44	578,000	584,638
4.00% 5/1/44	157,000	164,488
4.00% 6/1/44	1,508,000	1,574,505
4.50% 5/1/44	714,000	766,546
4.50% 6/1/44	1,593,000	1,704,510
Freddie Mac ARM
2.464% 4/1/34 —	3,420	3,646
2.537% 1/1/44 —	139,479	142,613
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,460	2,674
Freddie Mac S.F. 15 yr
4.00% 12/1/24	16,445	17,478
4.00% 8/1/25	21,878	23,261
4.00% 4/1/26	23,880	25,391
4.50% 8/1/24	41,810	44,845
4.50% 7/1/25	9,038	9,698
4.50% 6/1/26	18,672	20,029
5.50% 6/1/20	4,854	5,229
Freddie Mac S.F. 20yr
3.50% 1/1/34	59,063	61,266

(continues	)	41

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr
3.00% 10/1/42	34,715	$33,940
3.00% 11/1/42	29,389	28,785
4.00% 11/1/40	17,968	18,811
4.50% 10/1/39	38,003	40,837
4.50% 3/1/42	130,810	140,642
4.50% 10/1/43	11,258	12,113
5.50% 9/1/35	92,012	102,034
5.50% 11/1/35	10,592	11,721
5.50% 6/1/36	3,598	3,979
5.50% 11/1/36	7,894	8,693
5.50% 12/1/36	2,012	2,217
5.50% 6/1/38	4,857	5,342
5.50% 3/1/40	20,442	22,484
5.50% 8/1/40	68,765	75,639
5.50% 1/1/41	20,996	23,093
6.00% 8/1/38	30,447	34,131
6.00% 5/1/40	9,188	10,231
7.00% 11/1/33	1,453	1,672
Freddie Mac S.F. 30 yr TBA
5.50% 5/1/43	20,000	22,044
GNMA I S.F. 30 yr 7.00% 12/15/34	180,242	212,132
7.50% 12/15/31	401	479
7.50% 2/15/32	403	492

Total Agency Mortgage-Backed Securities (cost $16,857,060)		16,967,003

Commercial Mortgage-Backed Securities – 2.16%

Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51 —	20,000	22,479
CD Commercial Mortgage Trust Series 2005-CD1 C 5.402% 7/15/44 —	40,000	41,503
Commercial Mortgage Pass Through Certificates Series 2014-LC15 A4 4.006% 4/10/47 ¿	75,000	77,829
Credit Suisse Commercial Mortgage Trust Series 2006-C1 AAB 5.644% 2/15/39 —	42,194	42,831
DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46 #	200,000	224,783

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust
Series 2010-K7 B 144A 5.618% 4/25/20 #—	14,000	$15,624
Series 2012-K19 B 144A 4.176% 5/25/45 #—	15,000	15,129
Series 2012-K22 B 144A 3.812% 8/25/45 #—	50,000	48,948
Series 2012-K708 B 144A 3.891% 2/25/45 #—	115,000	118,111
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	52,384	53,741
Series 2006-GG6 A4 5.553% 4/10/38 —	55,000	58,399
Series 2010-C1 C 144A 5.635% 8/10/43 #—	100,000	110,981
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.641% 8/12/37 —	20,000	21,559
Series 2005-LDP5 D 5.56% 12/15/44 —	40,000	41,855
Series 2006-LDP8 AM 5.44% 5/15/45	50,000	54,553
Series 2011-C5 A3 4.171% 8/15/46	180,000	193,224
Series 2011-C5 B 144A 5.502% 8/15/46 #—	100,000	112,840
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	4,337	4,494
Series 2005-C3 B 4.895% 7/15/40 —	15,000	15,371
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.376% 11/14/42 —	55,000	57,676
Series 2005-HQ7 C 5.376% 11/14/42 —	100,000	99,061
Series 2007-T27 A4 5.831% 6/11/42 —	55,000	61,532
Timberstar Trust
Series 2006-1A A 144A 5.668% 10/15/36 #	50,000	54,164
WF-RBS Commercial Mortgage Trust
Series 2014-C20 A5 3.995% 5/15/47	45,000	46,348

Total Commercial Mortgage-Backed Securities (cost $1,580,968)		1,593,035

	Principal amount°	Value (U.S. $)

Convertible Bonds – 0.35%

Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	7,000	$5,950
Alere 3.00% exercise price $43.98, expiration date 5/15/16	7,000	7,599
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	7,000	7,613
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	14,000	14,359
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	10,000	10,787
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	3,000	3,332
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	3,000	3,101
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	7,000	9,104
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	7,000	5,294
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	1,000	2,292
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	12,000	12,060
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	4,000	13,810
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	6,000	7,725
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	7,000	7,223
Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16 #	4,000	6,803
Intel 3.25% exercise price $21.71, expiration date 8/1/39	6,000	8,453

	Principal amount°	Value (U.S. $)

Convertible Bonds (continued)

Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	8,000	$8,520
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	14,000	14,123
Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30 #	3,000	4,789
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	7,000	9,091
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	4,000	5,717
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	2,000	7,644
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	9,000	9,090
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	16,000	18,060
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	5,000	3,984
Ryman Hospitality Properties 144A 3.75% exercise price $21.10, expiration date 9/29/14 #	3,000	6,431
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	9,000	15,367
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	2,000	5,893
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	12,000	12,083
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	7,000	6,156
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 —	2,000	2,706

Total Convertible Bonds (cost $223,352)		255,159

(continues	)	43

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds – 46.41%

Banking – 7.07%
Banco de Costa Rica 144A 5.25% 8/12/18 #	200,000	$201,000
BanColombia 5.95% 6/3/21	100,000	108,750
Bank Nederlandse Gemeenten 144A 2.625% 4/28/21 #	132,000	131,713
Bank of America 2.00% 1/11/18	35,000	35,092
4.00% 4/1/24	505,000	508,576
BB&T 5.25% 11/1/19	337,000	381,934
City National 5.25% 9/15/20	70,000	78,494
Fifth Third Bancorp
4.30% 1/16/24	65,000	66,943
Goldman Sachs Group
4.00% 3/3/24	90,000	90,486
HSBC Holdings
4.25% 3/14/24	200,000	202,521
ING Bank 144A
5.80% 9/25/23 #	200,000	219,677
JPMorgan Chase
3.875% 2/1/24	450,000	457,375
6.75% 8/29/49 —	125,000	133,125
KeyBank 5.45% 3/3/16	250,000	270,462
Lloyds Banking Group
7.50% 4/30/49 —	200,000	209,500
Morgan Stanley
2.50% 1/24/19	20,000	20,039
3.875% 4/29/24	90,000	89,647
5.00% 11/24/25	210,000	218,361
Northern Trust
3.95% 10/30/25	40,000	40,656
Oversea-Chinese Banking 144A 4.00% 10/15/24 #—	200,000	199,390
PNC Bank 6.875% 4/1/18	250,000	294,782
PNC Financial Services Group
3.90% 4/29/24	85,000	85,330
PNC Preferred Funding Trust II 144A
1.456% 3/31/49 #—	100,000	97,250
RBS Capital Trust I
2.099% 12/29/49 —	45,000	44,100
Santander Holdings USA
3.45% 8/27/18	45,000	47,044
Santander UK 144A
5.00% 11/7/23 #	200,000	211,586
State Street 3.10% 5/15/23	75,000	72,060
SunTrust Banks 2.35% 11/1/18	75,000	75,492

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
USB Capital IX
3.50% 10/29/49 —	355,000	$303,525
Wachovia
0.596% 10/15/16 —	55,000	54,895
Wells Fargo
3.00% 1/22/21	10,000	10,122
4.48% 1/16/24	56,000	58,514
5.90% 12/29/49 —	50,000	51,440
Zions Bancorp
4.50% 3/27/17	25,000	26,692
4.50% 6/13/23	55,000	55,313
7.75% 9/23/14	55,000	56,382

		5,208,268

Basic Industry – 2.82%
ArcelorMittal 10.35% 6/1/19	90,000	114,075
Barrick Gold 4.10% 5/1/23	20,000	19,511
Barrick North America Finance
5.75% 5/1/43	20,000	20,325
Cemex Finance 144A
6.00% 4/1/24 #	200,000	200,750
CF Industries
5.15% 3/15/34	140,000	147,034
7.125% 5/1/20	125,000	150,823
Dow Chemical
8.55% 5/15/19	209,000	268,212
FMG Resources August 2006 144A
6.875% 4/1/22 #	105,000	112,744
Georgia-Pacific
8.00% 1/15/24	150,000	199,917
International Paper
6.00% 11/15/41	65,000	76,457
7.50% 8/15/21	35,000	44,199
Mosaic 5.625% 11/15/43	15,000	16,623
Novelis 8.75% 12/15/20	65,000	72,800
Potash 3.625% 3/15/24	65,000	65,278
Rio Tinto Finance USA
3.50% 11/2/20	25,000	25,873
Rock-Tenn
3.50% 3/1/20	70,000	71,834
4.00% 3/1/23	220,000	224,116
Weyerhaeuser
4.625% 9/15/23	235,000	248,760

		2,079,331

Brokerage – 0.45%
Jefferies Group 5.125% 1/20/23	70,000	74,035

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Brokerage (continued)
Jefferies Group
6.45% 6/8/27	30,000	$32,384
6.50% 1/20/43	15,000	16,137
Lazard Group
6.85% 6/15/17	184,000	209,119

		331,675

Capital Goods – 1.52%
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	265,000	286,200
144A 10.75% 10/15/19 #	200,000	215,000
Ball 5.75% 5/15/21	85,000	90,844
Crane
2.75% 12/15/18	20,000	20,299
4.45% 12/15/23	95,000	98,516
General Electric
4.50% 3/11/44	50,000	51,707
Ingersoll-Rand Global Holding 144A
4.25% 6/15/23 #	145,000	149,161
Metalloinvest Finance 144A
6.50% 7/21/16 #	200,000	199,500
URS 3.85% 4/1/17	10,000	10,448

		1,121,675

Communications – 7.38%
America Movil
5.00% 3/30/20	105,000	117,221
American Tower
5.00% 2/15/24	80,000	85,264
American Tower Trust I
144A 1.551% 3/15/43 #	30,000	29,440
144A 3.07% 3/15/23 #	65,000	62,876
AT&T 3.90% 3/11/24	320,000	324,366
CC Holdings GS V
3.849% 4/15/23	65,000	63,918
CenturyLink 5.80% 3/15/22	70,000	72,100
Comcast 4.75% 3/1/44	70,000	73,258
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	305,335
Digicel Group 144A
8.25% 9/30/20 #	100,000	107,000
DIRECTV Holdings
4.45% 4/1/24	70,000	71,159
DISH DBS
5.00% 3/15/23	295,000	301,637
7.875% 9/1/19	50,000	59,437

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
Intelsat Jackson Holdings 144A
5.50% 8/1/23 #		85,000	$83,513
Intelsat Luxembourg
8.125% 6/1/23		400,000	421,500
Interpublic Group
4.20% 4/15/24		85,000	86,571
MTS International Funding 144A
8.625% 6/22/20 #		100,000	113,750
Myriad International Holdings 144A
6.375% 7/28/17 #		100,000	111,375
Nielsen Finance
4.50% 10/1/20		460,000	465,750
Rogers Communications
5.00% 3/15/44		55,000	56,504
SBA Tower Trust 144A
2.24% 4/16/18 #		45,000	44,370
SES 144A 3.60% 4/4/23 #		165,000	161,344
SES Global Americas Holdings
144A 2.50% 3/25/19 #		15,000	15,030
144A 5.30% 3/25/44 #		120,000	125,058
Sinclair Television Group
6.125% 10/1/22		115,000	118,019
Sprint 144A
7.125% 6/15/24 #		100,000	105,250
Sprint Communications
6.00% 12/1/16		55,000	60,363
6.00% 11/15/22		145,000	146,813
Telefonica Emisiones
5.289% 12/9/22	GBP	50,000	92,148
6.421% 6/20/16		50,000	55,496
Telemar Norte Leste 144A
5.50% 10/23/20 #		100,000	101,875
TimeWarner Cable
8.25% 4/1/19		115,000	145,798
UPCB Finance III 144A
6.625% 7/1/20 #		150,000	160,875
Verizon Communications
4.15% 3/15/24		30,000	30,799
5.15% 9/15/23		220,000	242,969
6.40% 9/15/33		20,000	24,187
6.55% 9/15/43		25,000	30,949
Virgin Media Secured Finance
6.50% 1/15/18		300,000	310,695
Zayo Group 10.125% 7/1/20		394,000	457,533

			5,441,545

(continues	)	45

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical – 2.41%
Amazon.com
2.50% 11/29/22	100,000	$93,552
CVS Caremark
4.00% 12/5/23	420,000	435,830
Delphi 4.15% 3/15/24	140,000	143,540
General Motors 144A
3.50% 10/2/18 #	50,000	51,187
Host Hotels & Resorts
3.75% 10/15/23	105,000	103,415
4.75% 3/1/23	75,000	79,423
5.875% 6/15/19	40,000	43,331
Hyundai Capital America 144A
2.55% 2/6/19 #	75,000	75,247
International Game Technology
5.35% 10/15/23	120,000	128,991
Marriott International
3.375% 10/15/20	50,000	50,613
QVC 4.375% 3/15/23	95,000	94,460
TRW Automotive 144A
4.45% 12/1/23 #	165,000	168,713
Viacom 5.25% 4/1/44	50,000	52,500
WyndhamWorldwide
4.25% 3/1/22	30,000	30,539
5.625% 3/1/21	40,000	43,913
Yum Brands 3.875% 11/1/23	180,000	181,991

		1,777,245

Consumer Non-Cyclical – 4.94%
Boston Scientific
2.65% 10/1/18	140,000	142,184
6.00% 1/15/20	85,000	98,612
BRF 144A 5.875% 6/6/22 #	100,000	106,750
CareFusion 6.375% 8/1/19	280,000	324,663
Celgene
3.25% 8/15/22	225,000	222,212
3.95% 10/15/20	85,000	89,670
Community Health Systems
7.125% 7/15/20	470,000	504,663
Constellation Brands
4.25% 5/1/23	20,000	19,700
Gilead Sciences
3.70% 4/1/24	295,000	299,966
Immucor 11.125% 8/15/19	10,000	11,350
JBS Investments 144A
7.75% 10/28/20 #	200,000	213,750
Kroger 3.30% 1/15/21	90,000	91,178
McKesson 3.796% 3/15/24	325,000	329,269

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Mylan 144A
6.00% 11/15/18 #	120,000	$126,296
PepsiCo 3.60% 3/1/24	40,000	40,738
Pernod-Ricard 144A
5.75% 4/7/21 #	150,000	171,449
Quest Diagnostics
2.70% 4/1/19	45,000	45,235
Thermo Fisher Scientific
2.40% 2/1/19	285,000	288,112
Zimmer Holdings
4.625% 11/30/19	120,000	133,340
Zoetis 3.25% 2/1/23	395,000	385,780

		3,644,917

Electric – 5.21%
AES 7.375% 7/1/21	110,000	126,500
Ameren Illinois
9.75% 11/15/18	295,000	385,934
American Transmission Systems 144A
5.25% 1/15/22 #	50,000	54,368
CenterPoint Energy
5.95% 2/1/17	5,000	5,625
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	85,262
CMS Energy 6.25% 2/1/20	35,000	41,347
ComEd Financing III
6.35% 3/15/33	60,000	59,400
Electricite de France
144A 4.60% 1/27/20 #	85,000	93,725
144A 5.25% 12/29/49 #—	200,000	204,600
Entergy Louisiana
4.05% 9/1/23	315,000	334,523
Exelon Generation
4.25% 6/15/22	115,000	117,991
Great Plains Energy
4.85% 6/1/21	35,000	37,999
5.292% 6/15/22	115,000	129,415
Indiana Michigan Power
3.20% 3/15/23	10,000	9,793
Integrys Energy Group
6.11% 12/1/66 —	90,000	90,391
IPALCO Enterprises
5.00% 5/1/18	35,000	37,450
LG&E & KU Energy
3.75% 11/15/20	70,000	72,228
4.375% 10/1/21	165,000	175,197
MidAmerican Energy Holdings 144A
3.75% 11/15/23 #	345,000	352,700

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
National Rural Utilities Cooperative Finance
4.75% 4/30/43 —	70,000	$66,500
NextEra Energy Capital Holdings
3.625% 6/15/23	290,000	282,779
6.35% 10/1/66 —	50,000	49,277
NV Energy 6.25% 11/15/20	75,000	88,594
Pennsylvania Electric
5.20% 4/1/20	140,000	155,068
PPL Capital Funding
6.70% 3/30/67 —	30,000	30,320
Public Service of New Hampshire
3.50% 11/1/23	45,000	45,828
Public Service of Oklahoma 5.15% 12/1/19	125,000	141,117
Puget Energy 6.00% 9/1/21	30,000	35,117
Puget Sound Energy
6.974% 6/1/67 —	110,000	114,216
SCANA 4.125% 2/1/22	270,000	273,962
Wisconsin Energy
6.25% 5/15/67 —	135,000	139,652

		3,836,878

Energy – 4.66%
CNOOC Nexen Finance 2014
4.25% 4/30/24	200,000	200,440
Continental Resources
4.50% 4/15/23	200,000	210,549
Ecopetrol 7.625% 7/23/19	37,000	44,677
Husky Energy 4.00% 4/15/24	140,000	144,605
KazMunayGas National 144A
9.125% 7/2/18 #	100,000	119,875
Newfield Exploration
5.625% 7/1/24	50,000	52,375
Pacific Rubiales Energy 144A
7.25% 12/12/21 #	100,000	109,750
Petrobras Global Finance
3.00% 1/15/19	70,000	67,959
4.875% 3/17/20	35,000	35,592
6.25% 3/17/24	35,000	36,852
Petrobras International Finance 5.375% 1/27/21	20,000	20,582
Petrohawk Energy
7.25% 8/15/18	170,000	179,874
Petroleos de Venezuela
8.50% 11/2/17	35,000	31,587
Petroleos Mexicanos 144A
6.375% 1/23/45 #	10,000	10,975

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Plains Exploration & Production
6.50% 11/15/20	45,000	$49,894
Pride International
6.875% 8/15/20	265,000	319,044
QEP Resources
5.375% 10/1/22	405,000	408,037
Samson Investment 144A
10.75% 2/15/20 #	205,000	217,300
SandRidge Energy
8.75% 1/15/20	115,000	124,919
Statoil 2.90% 11/8/20	45,000	45,842
Sunoco Logistics Partners Operations
3.45% 1/15/23	210,000	203,039
Talisman Energy
5.50% 5/15/42	160,000	165,458
Whiting Petroleum
5.00% 3/15/19	405,000	428,287
Woodside Finance 144A
8.75% 3/1/19 #	130,000	165,292
YPF 144A 8.75% 4/4/24 #	39,000	39,341

		3,432,145

Financials – 0.48%
General Electric Capital
2.10% 12/11/19	130,000	129,619
4.375% 9/16/20	95,000	104,095
6.00% 8/7/19	100,000	118,129

		351,843

Insurance – 1.78%
Allstate 5.75% 8/15/53 —	60,000	64,313
American International Group
4.125% 2/15/24	55,000	57,671
8.175% 5/15/58 —	60,000	80,550
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	66,360
Chubb 6.375% 3/29/67 —	85,000	94,775
Five Corners Funding Trust 144A
4.419% 11/15/23 #	200,000	209,284
Highmark
144A 4.75% 5/15/21 #	40,000	39,535
144A 6.125% 5/15/41 #	15,000	14,241
ING U.S. 5.65% 5/15/53 —	45,000	45,221
Liberty Mutual Group
144A 4.25% 6/15/23 #	105,000	108,013
144A 4.95% 5/1/22 #	25,000	27,014
MetLife 3.60% 4/10/24	250,000	252,439

(continues	)	47

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Insurance (continued)
Prudential Financial
3.875% 1/14/15	65,000	$66,592
6.00% 12/1/17	120,000	138,357
XL Group 6.50% 12/29/49 —	45,000	44,550

		1,308,915

Natural Gas – 2.63%
El Paso Pipeline Partners Operating
4.30% 5/1/24	85,000	85,645
6.50% 4/1/20	105,000	122,617
Enbridge Energy Partners
8.05% 10/1/37 —	100,000	113,425
Energy Transfer Partners
5.15% 2/1/43	50,000	49,657
5.95% 10/1/43	85,000	93,448
9.70% 3/15/19	59,000	76,735
EnLink Midstream Partners
4.40% 4/1/24	280,000	288,831
Enterprise Products Operating
4.05% 2/15/22	120,000	126,018
7.034% 1/15/68 —	120,000	136,012
Kinder Morgan Energy Partners
3.50% 9/1/23	115,000	110,361
9.00% 2/1/19	115,000	147,279
NiSource Finance
6.125% 3/1/22	240,000	279,863
Plains All American Pipeline
8.75% 5/1/19	100,000	129,113
TransCanada PipeLines
6.35% 5/15/67 —	170,000	177,013

		1,936,017

Real Estate – 1.51%
Alexandria Real Estate Equities 3.90% 6/15/23	85,000	83,698
CBL & Associates
5.25% 12/1/23	50,000	52,200
Corporate Office Properties
3.60% 5/15/23	45,000	42,752
5.25% 2/15/24	55,000	58,770
DDR
7.875% 9/1/20	165,000	206,616
9.625% 3/15/16	105,000	121,033
Digital Realty Trust
5.25% 3/15/21	125,000	132,421
5.875% 2/1/20	55,000	60,665
Duke Realty 3.625% 4/15/23	45,000	43,403

	Principal amount°		Value (U.S. $)

Corporate Bonds (continued)

Real Estate (continued)
National Retail Properties
3.80% 10/15/22		30,000	$29,972
Prologis 3.35% 2/1/21		45,000	45,401
Regency Centers
5.875% 6/15/17		93,000	104,841
WEA Finance 144A
4.625% 5/10/21 #		70,000	77,134
WP Carey 4.60% 4/1/24		55,000	56,235

			1,115,141

Technology – 1.81%
Apple 3.45% 5/6/24		85,000	85,330
BMC Software Finance 144A
8.125% 7/15/21 #		485,000	510,463
Cisco Systems
2.90% 3/4/21		35,000	35,304
3.625% 3/4/24		255,000	259,693
EMC 2.65% 6/1/20		15,000	15,138
International Business Machines
3.625% 2/12/24		105,000	106,660
Microsoft 2.125% 11/15/22		25,000	23,342
National Semiconductor
6.60% 6/15/17		155,000	179,664
NetApp
2.00% 12/15/17		40,000	40,674
3.25% 12/15/22		55,000	51,739
Seagate HDD Cayman 144A
4.75% 6/1/23 #		30,000	30,187

			1,338,194

Transportation – 1.74%
Brambles USA 144A
5.35% 4/1/20 #		120,000	131,576
Burlington Northern Santa Fe
3.85% 9/1/23		180,000	186,238
ERAC USA Finance 144A
5.25% 10/1/20 #		235,000	265,079
Hunt (J.B.) Transport Services
2.40% 3/15/19		15,000	15,064
3.85% 3/15/24		40,000	40,569
Norfolk Southern
4.80% 8/15/43		255,000	271,295
Red de Carreteras de Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	142,616
United Airlines 2014-1 Pass Through Trust
4.00% 4/11/26 ¿		30,000	30,300

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Transportation (continued)
United Parcel Service
5.125% 4/1/19	175,000	$200,027

		1,282,764

Total Corporate Bonds (cost $32,978,102)		34,206,553

Municipal Bonds – 0.40%

California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	25,000	26,629
Golden State, California Tobacco Securitization Corporation Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	50,000	38,107
5.75% 6/1/47	55,000	45,536
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	15,000	15,834
Series AA 5.00% 6/15/44	40,000	42,388
New York CityWater & Sewer System Series BB 5.00% 6/15/47	10,000	10,704
New York City, New York
Series I 5.00% 8/1/22	20,000	23,817
New York State Thruway Authority Revenue Series A 5.00% 5/1/19	30,000	34,774
State of Maryland Local Facilities Series A 5.00% 8/1/21	30,000	36,450
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	22,744

Total Municipal Bonds (cost $282,053)		296,983

Non-Agency Asset-Backed Securities – 3.19%

AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	109,870

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Ally Master Owner Trust Series 2013-2 A 0.602% 4/15/18 —	100,000	$100,198
Series 2014-2 A
0.522% 1/16/18 —	175,000	175,000
American Express Credit Account Secured Note Trust Series 2012-4 A 0.392% 5/15/20 —	280,000	279,415
Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19 #	100,000	99,297
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	81,952	82,435
Capital One Multi-Asset Execution Trust Series 2007-A1 A1 0.202% 11/15/19 —	100,000	99,395
Series 2013-A2 A2
0.332% 2/15/19 —	125,000	124,990
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	100,000	100,341
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36 f	300,000	287,771
Golden Credit Card Trust Series 2014-2A A 144A 0.685% 3/15/21 #—	250,000	250,000
Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17 #	100,000	100,003
John Deere Owner Trust Series 2011-A A4 1.96% 4/16/18	57,024	57,123
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #—	20,693	20,728
Mid-State Trust Series 11 A1 4.864% 7/15/38	12,007	12,807
Trafigura Securitisation Finance Series 2012-1A A 144A 2.552% 10/15/15 #—	145,000	146,534

(continues	)	49

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Volvo Financial Equipment Series 2012-1A A4 144A 1.09% 8/15/17 #	95,000	$95,398
Series 2014-1A A3 144A 0.82% 4/16/18 #	50,000	49,954
Series 2014-1A B 144A 1.66% 11/16/20 #	100,000	99,622
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	58,485	58,583

Total Non-Agency Asset-Backed Securities (cost $2,326,750)		2,349,464

Senior Secured Loans — 10.77%«

Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	131,363	131,363
Allegion U.S. Holding Tranche B
0.75% 12/26/20	79,800	79,850
ARAMARK Tranche E
3.25% 9/7/19	75,000	74,417
Azure Midstream Tranche B
6.50% 10/21/18	98,750	99,614
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	145,000	148,250
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	149,437	149,479
Burlington Coat Factory Warehouse Tranche B2
4.25% 2/23/17	284,776	286,022
Caesars Growth Partners
1st Lien 6.25% 4/10/21	75,000	74,789
Calpine Construction Financal Tranche B 3.00% 5/1/20	148,875	145,479
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	193,724	193,724
Clear Channel Communi-cations Tranche B
3.65% 1/29/16	522,000	518,156
Davita Tranche B
4.50% 10/20/16	58,785	58,883
Davita Tranche B2
4.00% 8/1/19	49,375	49,573
Drillships Financing Holding Tranche B1 6.00% 2/17/21	54,588	55,372
Emdeon 1st Lien
3.75% 11/2/18	106,389	106,306
Energy Transfer 1st Lien
3.25% 12/2/19	125,000	123,889

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

First Data Tranche B 1st Lien
4.00% 3/24/21	84,068	$84,058
Gray Television
4.75% 10/11/19	134,324	134,786
HCA Tranche B4
2.75% 5/1/18	497,500	497,552
HCA Tranche B5 1st Lien
2.75% 3/31/17	125,370	125,392
HiltonWorldwide Finance
Tranche B2
3.50% 9/23/20	345,202	344,507
Houghton International 1st Lien 4.00% 12/10/19	192,563	192,081
Houghton International 2nd Lien 9.50% 11/20/20	125,000	127,969
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	29,401	29,448
Immucor Tranche B2
5.00% 8/19/18	186,367	187,066
Infor US Tranche B5 1st Lien
3.75% 6/3/20	53,152	52,863
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	143,958	144,108
Landry’s Tranche B
4.75% 4/24/18	181,140	181,537
Level 3 Financing Tranche B
4.00% 1/15/20	50,000	50,019
Novelis Tranche B
3.75% 3/10/17	49,363	49,333
Nuveen Investments 1st Lien
4.00% 5/13/17	200,000	200,266
Nuveen Investments 2nd Lien
6.50% 2/28/19	320,000	322,114
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19	115,625	115,489
Patheon 4.25% 1/23/21	525,000	520,488
Rite Aid 2nd Lien
4.875% 6/13/21	350,000	354,521
Samson Investment 2nd Lien
5.00% 9/25/18	90,000	90,197
Scientific Games International
4.25% 5/22/20	194,513	194,172
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	120,476	120,495
Sprouts Farmers
4.00% 4/12/20	153,751	153,943
Stena 1st Lien
4.00% 2/21/21	315,000	314,016

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

Sungard Availability Services Capital Tranche B 1st Lien 6.00% 3/27/19	250,000	$248,750
Truven Health Analytics
Tranche B 4.50% 5/23/19	88,653	88,155
Univision Communications Tranche C4 4.00% 3/1/20	163,242	162,645
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	49,377	49,390
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20	184,748	184,915
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17	54,000	53,882
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	268,186	267,962

Total Senior Secured Loans (cost $7,933,430)		7,937,285

Sovereign Bonds – 0.37%Δ

Brazil – 0.02%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17 BRL	31,031	13,239

		13,239

Romania – 0.07%
Romanian Government International Bond 144A 4.875% 1/22/24 #	48,000	50,640

		50,640

Slovenia – 0.28%
Slovenia Government International Bond 144A 5.25% 2/18/24 #	200,000	208,500

		208,500

Total Sovereign Bonds (cost $257,313)		272,379

U.S. Treasury Obligations – 8.99%

U.S. Treasury Bonds
3.625% 2/15/44	1,695,000	1,747,704
3.75% 11/15/43	865,000	912,845
U.S. Treasury Notes
0.875% 4/15/17	55,000	55,037
1.625% 4/30/19	715,000	713,129

	Principal amount°	Value (U.S. $ )

U.S. Treasury Obligations (continued)

U.S. Treasury Notes
2.75% 2/15/24 ¥	3,170,000	$3,197,985

Total U.S. Treasury Obligations (cost $6,564,676)		6,626,700

	Number of shares	Value (U.S. $ )

Convertible Preferred Stock – 0.07%

ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	125	3,039
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	1	1,140
Chesapeake Energy 144A 5.75% exercise price $27.77, expiration date 12/31/49 #	4	4,745
Dominion Resources 6.00% exercise price $65.21, expiration date 7/1/16	30	1,764
6.125% exercise price $65.21, expiration date 4/1/16	30	1,759
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	6	7,651
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	120	6,136
MetLife 5.00% exercise price $44.27, expiration date 3/26/14	125	3,806
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	79	8,739
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	7	8,361

Total Convertible Preferred Stock (cost $45,796)		47,140

(continues	)	51

Schedules of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Number of shares	Value (U.S. $)

Preferred Stock – 0.27%

Alabama Power 5.625%	1,855	$45,540
Integrys Energy Group 6.00% —	1,950	49,237
National Retail Properties 5.70%	1,225	27,550
Public Storage 5.20%	1,200	26,400
Regions Financial 6.375% —	2,100	52,185

Total Preferred Stock (cost $207,044)		200,912

	Principal amount°

Short-Term Investments – 17.45%

Repurchase Agreements – 17.45%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $2,455,039 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $2,504,139)	2,455,038	2,455,038
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $818,347 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $834,713)	818,346	818,346
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $9,584,629 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $9,776,308)	9,584,616	9,584,616

Total Short-Term Investments (cost $12,858,000)		12,858,000

Total Value of Securities – 114.87% (cost $83,087,540)		$84,658,443

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $9,532,367, which represents 12.93% of the Portfolio’s net assets. See Note 10 in “Notes to financial Statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
—	Variable rate security. The rate shown is the rate as of April 30, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2014.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2014.

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counter party	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	30,532	USD	(13,669)	5/6/14	$(6)
JPMC	GBP	(21,461)	USD	36,048	5/30/14	(179)
JPMC	INR	859,771	USD	(14,134)	5/30/14	27
MSC	CLP	7,740,303	USD	(14,035)	5/30/14	(367)
MSC	IDR	144,103,870	USD	(12,525)	5/30/14	(106)
MSC	TRY	208	USD	(97)	5/30/14	1
TD	CAD	(39,785)	USD	36,062	5/30/14	(216)
TD	JPY	(289,409)	USD	2,822	5/30/14	(10)
UBS	CAD	(38,824)	USD	35,181	5/30/14	(222)

						$(1,078)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(20)	U.S. Treasury 10 yr Notes	$(2,485,725)	$(2,488,438)	7/1/14	$(2,713)
(7)	U.S. Treasury 5 yr Note	(834,777)	(836,172)	7/1/14	(1,395)
5	U.S. Treasury Long Bond	663,920	674,687	6/19/14	10,767

		$(2,656,582)			$6,659

Swap Contract

CDS Contract2

Counter party	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termi nation Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
	ITRAXX
	Europe
	Crossover
BCLY	21.1	EUR 160,000	5.00%	6/20/19	$(1,661)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 7 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

BCLY – Barclays Bank

BNYM – BNY Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CLP – Chilean Peso

DB – Deutsche Bank

EUR – European Monetary Unit

GBP – British Pound Sterling

GNMA – Government National Mortgage Association IDR – Indonesian Rupiah

INR – Indian Rupee

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

(continues	)	53

Schedules of investments

Delaware Pooled® Trust — The International Equity Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.27%Δ

Australia – 2.34%
AMP	1,423,668	$6,680,864
QBE Insurance Group	474,429	5,105,195

		11,786,059

Belgium – 0.00%
Ageas VVPR Strip «=†	36,617	0

		0

China – 2.18%
China Mobile	638,000	6,064,866
Jardine Matheson Holdings	78,815	4,910,176

		10,975,042

France – 14.34%
Cie de Saint-Gobain	192,175	11,735,501
GDF Suez VVPR Strip =†	162,519	0
Orange	822,232	13,316,987
Sanofi	150,296	16,267,023
Societe Generale	86,492	5,375,374
Total	219,755	15,693,941
Vallourec	70,791	4,184,016
Vinci	75,239	5,671,754

		72,244,596

Germany – 7.74%
Daimler	73,419	6,796,484
Deutsche Telekom	771,438	12,933,093
GEA Group	85,765	3,836,429
RWE	153,120	5,838,246
SAP	119,017	9,582,771

		38,987,023

Israel – 2.54%
Teva Pharmaceutical Industries ADR	262,616	12,831,418

		12,831,418

Italy – 2.51%
ENI	487,649	12,657,148

		12,657,148

Japan – 15.67%
Astellas Pharma	139,500	1,551,744
Canon	411,800	12,952,473
Hoya	227,700	6,714,159
Kao	328,500	12,363,543
Kirin Holdings	603,900	8,360,011
NTT DOCOMO	314,500	4,990,647
Seven & I Holdings	220,473	8,694,679

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Japan (continued)
Takeda Pharmaceutical	230,700	$10,355,149
Tokio Marine Holdings	289,352	8,523,591
Tokyo Electron	78,600	4,462,318

		78,968,314

Netherlands – 6.51%
Koninklijke Ahold	665,520	12,837,688
Reed Elsevier	332,385	6,780,491
Royal Dutch Shell Class A	332,978	13,185,612

		32,803,791

Singapore – 4.10%
SembCorp Industries	1,089,000	4,665,467
Singapore Telecommunica tions	3,047,602	9,312,151
United Overseas Bank	386,642	6,712,138

		20,689,756

Spain – 7.25%
Banco Santander	677,882	6,739,788
Iberdrola	2,212,999	15,457,363
Telefonica	855,186	14,319,326

		36,516,477

Sweden – 0.89%
Ericsson LM Class B	370,808	4,476,567

		4,476,567

Switzerland – 10.56%
ABB	506,522	12,165,966
Nestle	172,546	13,321,026
Novartis	179,863	15,592,282
Zurich Insurance Group	42,350	12,130,245

		53,209,519

Taiwan – 0.89%
Taiwan Semiconductor Manufacturing ADR	224,332	4,509,073

		4,509,073

United Kingdom – 21.75%
AMEC	341,755	7,126,397
BG Group	534,577	10,813,226
BP	1,283,086	10,814,801
Compass Group	618,399	9,835,759
G4S	1,834,995	7,311,982
GlaxoSmithKline	508,816	14,020,681
National Grid	941,480	13,360,940
Pearson	48,468	907,559
Tesco	2,881,224	14,251,439

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United Kingdom (continued)
Unilever	336,056	$15,002,419
Vodafone Group	1,624,291	6,141,905

		109,587,108

Total Common Stock (cost $404,498,180)		500,241,891

	Principal amount°

Short-Term Investments – 0.31%

Repurchase Agreements – 0.31%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $299,195 (collateralized by U.S.government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $305,179)	299,195	299,195
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $99,732 (collateralized by U.S.government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $101,726)	99,731	99,731
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,168,075 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $1,191,435)	1,168,074	1,168,074

Total Short-Term Investments (cost $1,567,000)		1,567,000

Total Value of Securities – 99.58% (cost $406,065,180)		$501,808,891

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Security type / country and sector allocations.”

The following foreign currency exchange contracts were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counter party	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	AUD	(10,587,500)	USD	9,773,639	7/31/14	$393
SSB	CHF	703,279	USD	(798,183)	5/5/14	894

						$1,287

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BNYM – BNY Mellon

CHF – Swiss Franc

SSB – State Street Bank

USD – United States Dollar

VVPR Strip – Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

(continues	)	55

Schedules of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.10%Δ

Australia – 2.41%
AMP	1,239,839	$5,818,208
QBE Insurance Group	461,594	4,967,081

		10,785,289

Belgium – 0.00%
Ageas VVPR Strip «=†	15,275	0

		0

France – 15.06%
Cie de Saint-Gobain	156,248	9,541,556
GDF Suez	348,484	8,786,420
GDF Suez VVPR Strip =†	101,871	0
Orange	747,402	12,105,030
Sanofi	134,864	14,596,768
Societe Generale	66,771	4,149,737
Total	128,296	9,162,339
Vallourec	67,934	4,015,156
Vinci	66,633	5,023,006

		67,380,012

Germany – 7.62%
Daimler	63,571	5,884,843
GEA Group	73,230	3,275,715
RWE	116,173	4,429,510
SAP	114,350	9,207,003
Telefonica Deutschland Holding	1,359,695	11,292,900

		34,089,971

Israel – 2.57%
Teva Pharmaceutical Industries ADR	235,700	11,516,302

		11,516,302

Japan – 16.25%
Astellas Pharma	140,700	1,565,092
Canon	371,000	11,669,178
Hoya	205,500	6,059,551
Kao	297,100	11,181,761
Kirin Holdings	540,900	7,487,878
NTT DOCOMO	277,300	4,400,339
Seven & I Holdings	227,500	8,971,800
Takeda Pharmaceutical	204,500	9,179,142
Tokio Marine Holdings	280,300	8,256,942
Tokyo Electron	69,500	3,945,688

		72,717,371

Netherlands – 7.15%
Koninklijke Ahold	547,470	10,560,538

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Netherlands (continued)
Reed Elsevier	298,171	$6,082,542
Royal Dutch Shell Class A	388,149	15,370,333

		32,013,413

Singapore – 4.58%
SembCorp Industries	1,062,000	4,549,795
Singapore Telecommunications	3,371,000	10,300,315
United Overseas Bank	324,705	5,636,907

		20,487,017

Spain – 7.36%
Banco Santander	597,095	5,936,570
Iberdrola	1,963,951	13,717,812
Telefonica	792,186	13,264,447

		32,918,829

Sweden – 0.87%
Ericsson Class B	322,409	3,892,272

		3,892,272

Switzerland – 10.67%
ABB †	450,860	10,829,041
Nestle	154,843	11,954,305
Novartis	161,809	14,027,185
Zurich Insurance Group †	38,112	10,916,361

		47,726,892

United Kingdom – 23.56%
AMEC	352,064	7,341,364
BG Group	515,781	10,433,027
BP	1,577,066	13,292,683
Compass Group	550,376	8,753,840
G4S	1,739,112	6,929,912
GlaxoSmithKline	456,438	12,577,379
National Grid	920,543	13,063,814
Pearson	42,987	804,928
Sainsbury (J.)	750,207	4,252,268
Tesco	1,673,604	8,278,171
Unilever	314,584	14,043,853
Vodafone Group	1,491,453	5,639,607

		105,410,846

Total Common Stock (cost $365,825,440)		438,938,214

	Principal amount°	Value (U.S. $)

Short-Term Investments – 1.51%

Repurchase Agreements – 1.51%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,291,865 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $1,317,702)	1,291,864	$1,291,864
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $430,622 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $439,234)	430,621	430,621
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $5,043,522 (collateralized by U.S. government obligations 0.00%- 2.75% 6/30/14 - 11/15/43; market value $5,144,385)	5,043,515	5,043,515

Total Short-Term Investments (cost $6,766,000)		6,766,000

Total Value of Securities – 99.61% (cost $372,591,440)		$445,704,214

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	JPY	7,308,118	USD	(71,625)	5/1/14	$(127)
BNYM	AUD	(9,752,500)	USD	9,002,825	7/31/14	363
BNYM	JPY	219,330	USD	(2,145)	5/2/14	1
SSB	CHF	485,739	USD	(551,287)	5/5/14	617

						$854

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BCLY – Barclays Bank

BNYM – BNY Mellon

CHF – Swiss Franc

JPY – Japanese Yen

SSB – State Street Bank

USD – United States Dollar

VVPR Strip – Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

(continues	)	57

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 93.18%Δ

Brazil – 7.17%
AMBEV ADR	434,600	$3,150,850
CCR	940,100	7,368,044
Cielo	231,658	4,039,447
CPFL Energia	342,280	2,880,597
EcoRodovias Infraestrutura e Logistica	513,800	3,031,703
Transmissora Alianca de Energia Eletrica	264,900	2,337,458
Vale ADR	108,900	1,439,658

		24,247,757

Chile – 3.70%
Banco Santander Chile ADR	120,070	2,914,099
Cia Cervecerias Unidas	208,209	2,457,440
Enersis ADR	389,500	6,270,950
Inversiones Aguas Metropolitanas ADR 144A #	26,500	877,118

		12,519,607

China – 16.82%■
Beijing Enterprises Holdings	523,499	4,551,020
Belle International Holdings	5,773,515	5,979,830
China BlueChemical Class H	4,229,000	2,269,154
China Mobile	1,150,000	10,931,968
China Resources Power Holdings	2,616,000	6,579,689
China Shenhua Energy Class H	1,621,500	4,392,070
Golden Eagle Retail Group	2,694,000	3,474,806
Hengan International Group	447,000	4,707,569
Huabao International Holdings	4,282,000	2,026,963
Jiangsu Expressway Class H	3,946,000	4,443,287
Mindray Medical International ADR	182,879	6,045,980
Sands China	200,000	1,460,089

		56,862,425

Colombia – 0.44%
BanColombia ADR	26,000	1,480,180

		1,480,180

India – 8.08%
Axis Bank	208,668	5,248,961
Cairn India	759,900	4,222,507
GAIL India	200,343	1,229,328
Housing Development Finance	238,262	3,547,167
Infosys	24,394	1,286,453

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

India (continued)
Infosys ADR	18,600	$999,006
Larsen & Toubro	272,809	5,853,306
Lupin	33,841	555,236
Rural Electrification	631,557	2,491,046
Zee Entertainment Enterprises	430,504	1,874,332

		27,307,342

Indonesia – 4.65%
Astra International	523,900	336,458
Bank Mandiri	6,073,000	5,160,855
Bank Rakyat Indonesia	6,435,200	5,510,399
Perusahaan Gas Negara	10,231,600	4,712,474

		15,720,186

Kazakhstan – 0.68%
KazMunaiGas Exploration Production GDR	153,417	2,282,845

		2,282,845

Malaysia – 3.26%
AMMB Holdings	1,859,800	4,092,985
Genting Malaysia	2,801,200	3,623,315
Malayan Banking	1,086,663	3,297,460

		11,013,760

Mexico – 8.13%
America Movil Series L ADR	197,200	3,959,776
Arca Continental	285,800	1,817,432
Compartamos	890,200	1,552,659
Fibra Uno Administracion	2,494,300	8,176,689
Grupo Aeroportuario del Pacifico ADR	41,800	2,520,540
Grupo Financiero Santander Mexico Class B ADR	524,714	6,244,097
Kimberly-Clark de Mexico Class A	1,235,300	3,223,359

		27,494,552

Peru – 1.86%
Credicorp	42,030	6,272,977

		6,272,977

Philippines – 2.10%
Philippine Long Distance Telephone ADR	110,100	7,101,450

		7,101,450

Republic of Korea – 7.59%
Hyundai Mobis	39,332	11,231,188

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Republic of Korea (continued)
Kangwon Land	116,350	$3,361,773
Samsung Electronics	8,522	11,078,352

		25,671,313

Romania – 0.39%
Societatea Nationala de Gaze
Naturale GDR †	123,512	1,333,930

		1,333,930

Russia – 3.69%
Gazprom ADR	907,515	6,544,998
Sberbank of Russia ADR	708,549	5,939,058

		12,484,056

South Africa – 3.33%
Bidvest Group	105,878	2,903,317
Clicks Group	269,827	1,645,224
Life Healthcare Group
Holdings	409,413	1,625,433
Tiger Brands	12,356	330,174
Truworths International	346,869	2,780,952
Woolworths Holdings	290,817	1,976,373

		11,261,473

Taiwan – 6.63%
Asustek Computer	197,000	2,037,559
Quanta Computer	1,209,000	3,318,533
Taiwan Mobile	1,929,000	6,228,460
Taiwan Semiconductor
Manufacturing	2,533,588	9,952,767
Teco Electric And Machinery	790,000	858,995

		22,396,314

Thailand – 2.62%
PTT	918,500	8,855,748

		8,855,748

Turkey – 4.93%
Tofas Turk Otomobil Fabrikasi	235,706	1,439,954
Tupras Turkiye Petrol
Rafinerileri	386,615	8,696,823
Turk Telekomunikasyon	2,180,669	6,537,050

		16,673,827

United Kingdom – 4.59%
SABMiller	106,678	5,795,756
Unilever	218,067	9,735,082

		15,530,838

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

United States – 2.52%
Yum! Brands	110,741	$8,525,950

		8,525,950

Total Common Stock (cost $310,292,170)		315,036,530

Preferred Stock – 4.64%Δ

Brazil – 3.60%
Petroleo Brasileiro 4.99%	705,900	5,206,499
Vale ADR	586,900	6,966,503

		12,173,002

India – 0.03%
Zee Entertainment Enterprises 6.00%	8,249,787	105,319

		105,319

Republic of Korea – 1.01%
Hyundai Motor 1.30%	24,223	3,399,802

		3,399,802

Total Preferred Stock (cost $19,845,169)		15,678,123

	Principal amount°

Short-Term Investments – 1.20%

Repurchase Agreements – 1.15%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, tobe repurchased on 5/1/14,repurchase price $741,973 (collateralized by U.S.government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $756,812)	741,972	$741,972
Bank of Montreal 0.03%, dated 4/30/14, tobe repurchased on 5/1/14,repurchase price $247,324 (collateralized by U.S.government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $252,271)	247,324	247,324

(continues	)	59

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $2,896,708 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $2,954,638)	2,896,704	$2,896,704

		3,886,000

U.S. Treasury Obligation – 0.05%≠
U.S. Treasury Bill 0.093% 11/13/14	175,101	175,061

		175,061

Total Short-Term Investments (cost $4,061,013)		4,061,061

Total Value of Securities – 99.02% (cost $334,198,352)		$334,775,714

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $877,118, which represents 0.26% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at April 30, 2014:1

Foreign Currency Exchange Contracts

Counter party	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	BRL	(568,249)	USD 254,233	5/2/14	$(385)
BNYM	IDR	(2,003,149,151)	USD 173,686	5/2/14	467
BNYM	IDR	(1,957,280,665)	USD 169,593	5/6/14	0
BNYM	INR	1,805,434	USD (30,054)	5/2/14	(134)
BNYM	INR	(12,531,805)	USD 208,468	5/5/14	925
BNYM	INR	(16,946,655)	USD 281,576	5/6/14	0
DB	IDR	(1,700,591,771)	USD 147,512	5/5/14	510

					$1,383

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

BNYM – BNY Mellon

BRL – Brazilian Real

DB – Deutsche Bank

GDR – Global Depositary Receipt

IDR – Indonesian Rupiah

INR – Indian Rupee

USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Emerging Markets Portfolio II

April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 99.12%Δ

Argentina – 1.24%
Cresud ADR @	8,100	$97,767
IRSA Inversiones y Representaciones ADR @	4,000	53,160
MercadoLibre	1,600	149,232
YPF ADR	8,000	227,680

		527,839

Bahrain – 0.03%
Aluminum Bahrain GDR
144A #@†	1,800	11,363

		11,363

Brazil – 17.80%
All America Latina Logistica	36,422	143,382
B2W Cia Digital @†	50,000	553,737
Banco Bradesco ADR	7,373	109,636
Banco Santander Brasil ADR	48,000	319,200
BB Seguridade Participacoes	16,900	198,908
Brasil Foods ADR	16,900	381,940
Braskem ADR	12,800	174,080
Centrais Eletricas Brasileiras ADR	21,300	73,911
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,780	95,587
Fibria Celulose ADR	40,300	400,179
Gerdau @	11,700	56,866
Gerdau ADR	13,000	78,130
Gol Linhas Aereas Inteligentes ADR †	45,200	293,800
Hypermarcas	78,500	578,992
Itau Unibanco Holding ADR	55,000	899,800
JBS	32,815	113,439
Petroleo Brasileiro ADR	53,200	738,416
Santos Brasil Participacoes	5,900	45,765
Telefonica Brasil ADR	3,255	69,006
Tim Participacoes ADR	72,800	1,959,048
Vale ADR	21,600	285,552

		7,569,374

Chile – 1.00%
Sociedad Quimica y Minera de Chile ADR	13,300	424,270

		424,270

China/Hong Kong – 17.18%
Baidu ADR †	15,000	2,307,750
Bank of China	612,000	269,178
China Construction Bank	299,590	206,735

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

China/Hong Kong (continued)
China Mengniu Dairy	67,000	$344,379
China Mobile	50,000	475,303
China Mobile ADR	7,200	341,496
China Petroleum & Chemical	94,000	83,052
China Petroleum & Chemical ADR	3,770	335,040
China Unicom Hong Kong ADR	17,100	262,143
CNOOC ADR	1,600	264,304
NetEase ADR	2,000	136,180
PetroChina Class H	280,000	324,315
PetroChina ADR	1,700	196,044
SINA †	2,000	95,600
Sohu.com †	16,000	882,720
Tianjin Development Holdings @†	190,000	154,148
Tingyi Cayman Islands Holding	42,000	116,743
Tsingtao Brewery	24,000	174,746
Uni-President China Holdings @	410,000	339,509

		7,309,385

Colombia – 1.33%
Bolsa De Valores De Colombia	10,000	107
Cemex Latam Holdings †	61,058	563,736

		563,843

India – 7.39%
Cairn India	74,000	411,193
ICICI Bank ADR	2,600	110,942
Reliance Industries	30,356	470,980
Reliance Industries GDR 144A #@	55,000	1,705,000
Steel Authority of India	49,589	55,455
Tata Chemicals @	62,463	294,477
Ultratech Cement	2,784	93,568

		3,141,615

Indonesia – 1.59%
Global Mediacom	2,369,600	448,854
Tambang Batubara Bukit Asam Persero	118,500	101,214
United Tractors	67,106	125,952

		676,020

(continues	)	61

Schedules of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Israel – 2.30%
Teva Pharmaceutical Industries ADR	20,000	$977,200

		977,200

Malaysia – 0.59%
UEM Sunrise	356,100	251,044

		251,044

Mexico – 7.16%
America Movil Series L ADR	11,000	220,880
Cemex ADR †	67,607	854,556
Desarrolladora Homex ADR †	14,300	14,014
Empresas ICA ADR †	27,200	196,112
Fomento Economico Mexicano ADR	2,500	226,925
Grupo Financiero Banorte Class O	24,300	161,380
Grupo Financiero Santander Mexico Class B ADR	19,400	230,860
Grupo Televisa ADR	30,000	984,300
Wal-Mart de Mexico Class V	61,629	155,914

		3,044,941

Netherlands – 0.67%
Yandex Class A †	10,800	286,200

		286,200

Peru – 0.35%
Cia de Minas Buenaventura ADR	11,500	149,500

		149,500

Poland – 1.80%
Jastrzebska SpolkaWeglowa	2,926	40,201
Orange Polska	120,000	409,803
Polski Koncern Naftowy Orlen	8,460	126,573
Powszechna Kasa Oszczednosci Bank Polski	13,921	190,806

		767,383

Republic of Korea – 20.00%
Hitejinro Holdings	20,000	252,638
KB Financial Group ADR	28,000	961,240
KCC @	1,455	723,909
KT ADR	28,300	450,253
KT&G	5,530	443,214
LG Display ADR †	17,800	236,918
LG Electronics	5,107	339,610
LG Uplus	28,207	277,128
Lotte Chilsung Beverage @	425	642,992

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Republic of Korea (continued)
Lotte Confectionery @	257	$440,316
Samsung Electronics	1,595	2,073,454
Samsung Life Insurance	4,270	397,200
SK Telecom ADR	55,000	1,269,950

		8,508,822

Russia – 5.05%
Etalon Group GDR 144A #=†	4,800	16,800
Gazprom ADR	50,000	360,600
LUKOIL ADR	3,400	179,928
LUKOIL ADR (London International Exchange)	3,600	190,260
MegaFon GDR	14,100	366,600
Mobile Telesystems ADR	19,400	325,144
Rosneft GDR	52,800	331,214
Sberbank =	141,095	287,121
VTB Bank	16,155,925	17,526
VTB Bank GDR	33,800	73,312

		2,148,505

South Africa – 1.69%
Anglo American Platinum †	1,687	80,173
ArcelorMittal South Africa †	27,354	96,198
Impala Platinum Holdings	4,413	49,663
Sasol ADR	5,200	288,132
Vodacom Group	17,262	205,828

		719,994

Taiwan – 4.72%
Hon Hai Precision Industry	251,254	721,307
Mitac Holdings †	472,000	381,787
Taiwan Semiconductor Manufacturing	95,000	373,191
Taiwan Semiconductor Manufacturing ADR	12,800	257,280
United Microelectronics	634,000	274,277

		2,007,842

Thailand – 1.29%
Bangkok Bank	37,099	216,105
PTT	27,160	261,864
PTT Exploration & Production	14,571	71,819

		549,788

Turkey – 1.36%
Anadolu Efes Biracilik Ve Malt Sanayii	19,910	238,079

	Number of shares	Value (U.S. $)

Common StockΔ (continued)

Turkey (continued)
Turkcell Iletisim Hizmetleri ADR †	20,600	$298,288
Turkiye Sise ve Cam Fabrikalari	34,199	42,757

		579,124

United Kingdom – 0.26%
Anglo American ADR	8,400	112,195

		112,195

United States – 4.32%
Archer-Daniels-Midland	11,900	520,387
Avon Products	16,300	249,064
Yahoo †	29,700	1,067,715

		1,837,166

Total Common Stock (cost $39,576,944)		42,163,413

Preferred Stock – 1.17%Δ

Republic of Korea – 1.17%
LG Electronics 0.65%	17,861	497,051

Total Preferred Stock (cost $307,186)		497,051

Total Value of Securities – 100.29%
(cost $39,884,130)		$42,660,464

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2014, the aggregate value of Rule 144A securities was $1,733,163, which represents 4.07% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2014, the aggregate value of illiquid securities was $5,073,244, which represents 11.93% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2014, the aggregate value of fair valued securities was $303,921, which represents 0.71% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
†	Non income producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

63

Statements of assets and liabilities

Delaware Pooled® Trust

April 30, 2014 (Unaudited)

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio
Assets:
Investments, at value[1]	$98,061,400	$101,667,421	$249,028,796	$40,217,129
Short-term investments, at value[2]	72,664	457,718	230,659	234,259
Repurchase agreements, at value[3]	1,057,000	5,235,000	2,169,000	2,243,000
Cash	36,981	8,731	19,195	1,090
Receivable for securities sold	1,308,020	—	733,546	387,882
Dividends and interest receivable	144,510	29,217	86,446	12,489

Total assets	100,680,575	107,398,087	252,267,642	43,095,849

Liabilities:
Payable for fund shares redeemed	1,000,000	—	450,000	—
Payable for securities purchased	412,859	—	254,760	175,674
Investment management fees payable	45,507	65,881	113,209	26,909
Other accrued expenses	14,508	18,613	37,891	17,873
Other affiliates payable	1,747	2,387	4,904	1,074
Trustees’ fees and expenses payable	259	277	652	119

Total liabilities	1,474,880	87,158	861,416	221,649

Total Net Assets	$99,205,695	$107,310,929	$251,406,226	$42,874,200

Net Assets Consist of:
Paid-in capital	$81,698,540	$59,812,774	$168,444,843	$25,393,108
Undistributed (distributions in excess of) net investment income	595,440	124,631	816,771	(34,626)
Accumulated net realized gain on investments	2,062,641	13,192,745	11,671,227	7,034,311
Net unrealized appreciation of investments	14,849,074	34,180,779	70,473,385	10,481,407

Total Net Assets	$99,205,695	$107,310,929	$251,406,226	$42,874,200

[1] Investments, at cost	$83,212,346	$67,486,767	$178,555,474	$29,735,786
[2] Short-term investments, at cost	72,644	457,593	230,596	234,195
[3] Repurchase agreements, at cost	1,057,000	5,235,000	2,169,000	2,243,000

Net Asset Value

Portfolio Class:
Net assets	$99,205,695	$107,310,929	$251,406,226	$42,874,200
Shares of beneficial interest outstanding, unlimited authorization, no par	3,868,599	10,647,045	16,182,327	2,122,825
Net asset value per share	$25.64	$10.08	$15.54	$20.20

See accompanying notes, which are an integral part of the financial statements.

	The Real Estate Investment Trust Portfolio II	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio
Assets:
Investments, at value[1]	$4,082,840	$4,560,966	$130,345,939	$71,800,443
Short-term investments, at value[2]	5,466	68,398	—	—
Repurchase agreements, at value[3]	120,000	1,010,000	9,087,000	12,858,000
Cash	3,450	—	591,709	—
Cash collateral for derivatives	—	—	30,000	30,076
Foreign currencies, at value[4]	—	—	—	571
Receivable for securities sold	67,123	293,366	1,865,680	6,567,780
Dividends and interest receivable	1,263	27,861	1,899,017	546,880
Receivable for fund shares sold	—	—	69,500	—
Receivable from investment manager	971	4,867	—	—
Unrealized gain on foreign currency exchange contracts	—	—	—	28

Total assets	4,281,113	5,965,458	143,888,845	91,803,778

Liabilities:
Cash overdraft	—	47,802	—	32,264
Payable for securities purchased	66,820	807,301	4,961,429	17,986,308
Annual protection payments on credit default swap contracts	—	—	—	1,295
Variation margin payable on futures contracts	—	—	9,938	7,747
Other accrued expenses	12,147	11,508	26,980	36,384
Other affiliates payable	79	108	2,436	1,535
Trustees’ fees and expenses payable	10	12	349	185
Investment management fees payable	—	—	51,126	14,801
Unrealized loss on credit default swap contracts[5]	—	—	—	22,889
Unrealized loss on foreign currency exchange contracts	—	—	—	1,106

Total liabilities	79,056	866,731	5,052,258	18,104,514

Total Net Assets	$4,202,057	$5,098,727	$138,836,587	$73,699,264

Net Assets Consist of:
Paid-in capital	$5,707,829	$5,148,670	$129,727,418	$73,072,736
Undistributed (distributions in excess of) net investment income	(9,650)	33,407	2,566,665	665,716
Accumulated net realized gain (loss) on investments	(1,919,875)	(170,662)	1,083,304	(1,614,064)
Net unrealized appreciation of investments and derivatives	423,753	87,312	5,459,200	1,574,876

Total Net Assets	$4,202,057	$5,098,727	$138,836,587	$73,699,264

[1] Investments, at cost	$3,659,088	$4,473,673	$124,859,458	$70,229,540
[2] Short-term investments, at cost	5,465	68,379	—	—
[3] Repurchase agreements, at cost	120,000	1,010,000	9,087,000	12,858,000
[4] Foreign currencies, at cost	—	—	—	566
[5] Including upfront payments received	—	—	—	21,228

Net Asset Value

Portfolio Class
Net assets	$4,202,057	$5,098,727	$138,836,587	$73,699,264
Shares of beneficial interest outstanding, unlimited authorization, no par	503,147	553,675	16,162,219	7,273,579
Net asset value per share	$8.35	$9.21	$8.59	$10.13

See accompanying notes, which are an integral part of the financial statements.

(continues	)	65

Statements of assets and liabilities

Delaware Pooled® Trust

	The International Equity Portfolio	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Emerging Markets Portfolio II
Assets:
Investments, at value[1]	$500,241,891	$438,938,214	$330,714,653	$42,660,464
Short-term investments, at value[2]	—	—	175,061	—
Repurchase agreements, at value[3]	1,567,000	6,766,000	3,886,000	—
Foreign currencies, at value[4]	888,732	181,522	2,173,975	1,106
Cash	1,385	1,268	539,156	—
Dividends and interest receivable	2,507,923	2,787,107	1,291,180	57,758
Receivable for securities sold	571,978	575,273	1,484,100	—
Receivable for fund shares sold	377,249	—	994	—
Unrealized gain on foreign currency exchange contracts	1,287	981	1,902	—

Total assets	506,157,445	449,250,365	340,267,021	42,719,328

Liabilities:
Cash overdraft	—	—	—	113,431
Payable for securities purchased	1,818,206	1,425,644	1,410,007	—
Payable for fund shares redeemed	—	—	1,220	—
Investment management fees payable	304,282	270,841	276,285	31,998
Other accrued expenses	107,692	104,377	132,587	28,778
Other affiliates payable	9,448	8,870	6,393	806
Trustees’ fees and expenses payable	1,258	1,122	832	105
Unrealized loss on foreign currency exchange contracts	—	127	519	—
Other liabilities	—	—	364,458	5,183

Total liabilities	2,240,886	1,810,981	2,192,301	180,301

Total Net Assets	$503,916,559	$447,439,384	$338,074,720	$42,539,027

Net Assets Consist of:
Paid-in capital	$567,655,019	$447,892,477	$331,574,412	$39,527,663
Undistributed (distributions in excess of) net investment income	10,395,274	11,263,827	2,701,137	(179,353)
Accumulated net realized gain (loss) on investments	(169,895,364)	(84,854,783)	3,578,867	419,531
Net unrealized appreciation of investments and derivatives	95,761,630	73,137,863	220,304	2,771,186

Total Net Assets	$503,916,559	$447,439,384	$338,074,720	$42,539,027

[1] Investments, at cost	$404,498,180	$365,825,440	$330,137,339	$39,884,130
[2] Short-term investments, at cost	—	—	175,013	—
[3] Repurchase agreements, at cost	1,567,000	6,766,000	3,886,000	—
[4] Foreign currencies, at cost	883,994	179,818	2,171,860	1,113

Net Asset Value

Portfolio Class
Net assets	$503,916,559	$447,439,384	$338,074,720	$42,539,027
Shares of beneficial interest outstanding, unlimited authorization, no par	31,518,863	28,488,263	35,624,927	4,540,990
Net asset value per share	$15.99	$15.71	$9.49	$9.37

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Pooled® Trust

Six months ended April 30, 2014 (Unaudited)

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio
Investment Income:
Dividends	$1,208,084	$752,054	$1,968,831	$339,510
Interest	237	1,246	618	668
Foreign tax withheld	—	—	(20,824)	(6,132)

	1,208,321	753,300	1,948,625	334,046

Expenses:
Management fees	265,151	519,961	706,475	260,705
Accounting and administration expenses	17,092	25,757	45,627	12,491
Audit and tax	13,368	13,377	13,380	13,395
Registration fees	9,606	9,804	10,231	2,781
Dividend disbursing and transfer agent fees and expenses	5,175	7,513	13,726	3,914
Legal fees	3,186	7,101	11,200	3,665
Trustees’ fees and expenses	2,468	3,908	6,654	1,948
Custodian fees	2,054	4,504	5,387	2,463
Reports and statements to shareholders	1,858	3,676	5,310	3,137
Other	2,932	4,500	5,446	1,678

Total operating expenses	322,890	600,101	823,436	306,177

Net Investment Income	885,431	153,199	1,125,189	27,869

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,340,459	14,731,150	13,066,301	7,754,159
Foreign currencies	—	—	—	(5,649)
Foreign currency exchange contracts	—	—	—	(4,357)

Net realized gain on investments	2,340,459	14,731,150	13,066,301	7,744,153

Net change in unrealized appreciation (depreciation) of investments	4,252,501	(5,886,997)	2,771,841	(7,553,218)

Net Realized and Unrealized Gain	6,592,960	8,844,153	15,838,142	190,935

Net Increase in Net Assets Resulting from Operations	$7,478,391	$8,997,352	$16,963,331	$218,804

See accompanying notes, which are an integral part of the financial statements.

(continues	)	67

Statements of operations

Delaware Pooled® Trust

	The Real Estate Investment Trust Portfolio II	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio
Investment Income:
Dividends	$27,374	$511	$104,547	$6,797
Interest	23	59,074	4,202,010	1,096,456

	27,397	59,585	4,306,557	1,103,253

Expenses:
Management fees	14,481	9,791	303,312	142,301
Audit and tax	13,868	16,806	16,506	17,355
Registration fees	7,231	8,861	5,804	8,856
Custodian fees	1,534	1,390	3,478	9,025
Accounting and administration expenses	685	869	23,932	11,695
Dividend disbursing and transfer agent fees and expenses	217	279	7,202	3,535
Legal fees	207	241	6,098	2,721
Trustees’ fees and expenses	101	126	3,507	1,666
Reports and statements to shareholders	43	110	3,067	1,094
Pricing fees	—	4,905	—	—
Other	2,286	2,089	7,857	13,072

	40,653	45,467	380,763	211,320
Less expenses waived	(22,315)	(34,932)	—	(62,784)

Total operating expenses	18,338	10,535	380,763	148,536

Net Investment Income	9,059	49,050	3,925,794	954,717

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	105,481	(8,644)	2,598,870	281,944
Foreign currencies	—	—	24	(31,552)
Foreign currency exchange contracts	—	—	—	1,710
Futures contracts	—	(3,653)	—	111,920
Swap contracts	—	—	—	(3,892)

Net realized gain (loss)	105,481	(12,297)	2,598,894	360,130

Net change in unrealized appreciation (depreciation) of:
Investments	191,908	42,712	85,134	541,364
Foreign currencies	—	—	—	613
Foreign currency exchange contracts	—	—	—	(1,688)
Futures contracts	—	14,915	(29,856)	10,861
Swap contracts	—	—	—	(2,312)

Net change in unrealized appreciation (depreciation)	191,908	57,627	55,278	548,838

Net Realized and Unrealized Gain	297,389	45,330	2,654,172	908,968

Net Increase in Net Assets Resulting from Operations	$306,448	$94,380	$6,579,966	$1,863,685

See accompanying notes, which are an integral part of the financial statements.

	The International Equity Portfolio	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Emerging Markets Portfolio II
Investment Income:
Dividends	$14,998,771	$16,894,890	$5,014,096	$332,839
Interest	572	957	1,184	—
Foreign tax withheld	(596,662)	(695,938)	(422,580)	(19,303)

	14,402,681	16,199,909	4,592,700	313,536

Expenses:
Management fees	1,796,923	1,826,348	1,577,759	202,587
Accounting and administration expenses	85,105	86,638	56,077	7,199
Custodian fees	81,364	84,886	158,048	15,676
Dividend disbursing and transfer agent fees and expenses	45,392	25,984	16,601	2,238
Audit and tax	25,764	28,433	41,823	24,193
Legal fees	25,764	25,703	17,657	2,278
Reports and statements to shareholders	13,002	12,036	8,064	2,514
Trustees’ fees and expenses	12,399	12,777	8,174	1,048
Registration fees	7,776	7,231	8,254	9,731
Other	11,291	11,352	9,133	4,646

	2,104,780	2,121,388	1,901,590	272,110

Less expenses waived	—	—	—	(29,007)
Less expense paid indirectly	(1)	—	—	—

Total operating expenses	2,104,779	2,121,388	1,901,590	243,103

Net Investment Income	12,297,902	14,078,521	2,691,110	70,433

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	13,268,697	15,499,396	5,533,692	445,276
Foreign currencies	(21,775)	129,440	(229,127)	(15,362)
Foreign currency exchange contracts	334,348	353,032	(5,528)	(3,212)
Net realized gain	13,581,270	15,981,868	5,299,037	426,702
Net change in unrealized appreciation (depreciation) of:
Investments	7,987,929	3,985,735	(10,808,643)	(1,182,144)
Foreign currencies	(8,497)	(47,837)	(9,157)	6,454
Foreign currency exchange contracts	(64,463)	(98,251)	(53,757)	(755)

Net change in unrealized appreciation (depreciation)	7,914,969	3,839,647	(10,871,557)	(1,176,445)

Net Realized and Unrealized Gain (Loss)	21,496,239	19,821,515	(5,572,520)	(749,743)

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,794,141	$33,900,036	$(2,881,410)	$(679,310)

See accompanying notes, which are an integral part of the financial statements.

69

Statements of changes in net assets

Delaware Pooled® Trust

	The Large-Cap Value Equity Portfolio		The Select 20 Portfolio		The Large-Cap Growth Equity Portfolio
	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$885,431	$985,861	$153,199	$319,707	$1,125,189	$1,090,664
Net realized gain	2,340,459	1,129,169	14,731,150	3,671,786	13,066,301	37,524,122
Net change in unrealized appreciation (depreciation)	4,252,501	9,974,396	(5,886,997)	27,207,181	2,771,841	17,165,268

Net increase in net assets resulting from operations	7,478,391	12,089,426	8,997,352	31,198,674	16,963,331	55,780,054

Dividends and Distributions to Shareholders from:
Net investment income	(1,238,119)	(173,059)	(98,955)	(249,320)	(852,040)	(991,897)
Net realized gain	(451,277)	—	(2,407,909)	(1,994,562)	—	—

	(1,689,396)	(173,059)	(2,506,864)	(2,243,882)	(852,040)	(991,897)

Capital Share Transactions:
Proceeds from shares sold	10,527,486	68,782,191	3,175,400	53,855,543	—	40,823,622
Net asset value of shares issued upon reinvestment of dividends and distributions	1,235,465	152,270	1,848,361	2,066,753	737,927	888,530

	11,762,951	68,934,461	5,023,761	55,922,296	737,927	41,712,152

Cost of shares redeemed	(7,583,414)	(30,987)	(92,285,568)	(21,305,731)	(20,401,157)	(58,009,625)

Increase (decrease) in net assets derived from capital share transactions	4,179,537	68,903,474	(87,261,807)	34,616,565	(19,663,230)	(16,297,473)

Net Increase (Decrease) in Net Assets	9,968,532	80,819,841	(80,771,319)	63,571,357	(3,551,939)	38,490,684

Net Assets:
Beginning of period	89,237,163	8,417,322	188,082,248	124,510,891	254,958,165	216,467,481

End of period	$99,205,695	$89,237,163	$107,310,929	$188,082,248	$251,406,226	$254,958,165

Undistributed net investment income	$595,440	$948,128	$124,631	$70,387	$816,771	$543,622

See accompanying notes, which are an integral part of the financial statements.

	The Focus Smid-Cap Growth Equity Portfolio		The Real Estate Investment Trust Portfolio II		The Core Focus Fixed Income Portfolio
	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Increase (Decrease) in Net Assets from Operations:

Net investment income (loss)	$27,869	$(13,708)	$9,059	$53,742	$49,050	$80,709
Net realized gain (loss)	7,744,153	172,366	105,481	394,181	(12,297)	(131,971)
Net change in unrealized appreciation (depreciation)	(7,553,218)	16,517,843	191,908	(92,041)	57,627	(95,260)

Net increase (decrease) in net assets resulting from operations	218,804	16,676,501	306,448	355,882	94,380	(146,522)

Dividends and Distributions to Shareholders from:
Net investment income	(48,668)	—	(58,442)	(51,743)	(94,727)	(146,164)
Net realized gain	—	(355,678)	—	—	—	(257,199)

	(48,668)	(355,678)	(58,442)	(51,743)	(94,727)	(403,363)

Capital Share Transactions:
Proceed from shares sold	1,500,001	60,479,561	6,232	—	100,000	50,000
Net asset value of shares issued upon reinvestment of dividends and distributions	44,060	333,339	58,440	51,743	94,727	403,363

	1,544,061	60,812,900	64,672	51,743	194,727	453,363

Cost of shares redeemed	(48,274,367)	(5,551,946)	—	—	—	(1,331,601)

Increase (decrease) in net assets derived from capital share transactions	(46,730,306)	55,260,954	64,672	51,743	194,727	(878,238)

Net Increase (Decrease) in Net Assets	(46,560,170)	71,581,777	312,678	355,882	194,380	(1,428,123)

Net Assets:
Beginning of period	89,434,370	17,852,593	3,889,379	3,533,497	4,904,347	6,332,470

End of period	$42,874,200	$89,434,370	$4,202,057	$3,889,379	$5,098,727	$4,904,347

Undistributed (distributions in excess of) net investment income	$(34,626)	$(13,827)	$(9,650)	$39,733	$33,407	$79,084

See accompanying notes, which are an integral part of the financial statements.

(continues	)	71

Statements of changes in net assets

Delaware Pooled® Trust

	The High-Yield Bond Portfolio		The Core Plus Fixed Income Portfolio		The International Equity Portfolio
	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Increase (Decrease) in Net Assets from Operations:

Net investment income	$3,925,794	$7,864,546	$954,717	$1,473,498	$12,297,902	$11,391,205
Net realized gain (loss)	2,598,894	2,381,935	360,130	(282,854)	13,581,270	2,693,762
Net change in unrealized appreciation (depreciation)	55,278	1,772,823	548,838	(1,437,592)	7,914,969	87,959,007

Net increase (decrease) in net assets resulting from operations	6,579,966	12,019,304	1,863,685	(246,948)	33,794,141	102,043,974

Dividends and Distributions to Shareholders from:
Net investment income	(8,364,409)	(6,283,328)	(1,349,489)	(1,823,382)	(13,166,001)	(18,294,751)

	(8,364,409)	(6,283,328)	(1,349,489)	(1,823,382)	(13,166,001)	(18,294,751)

Capital Share Transactions:
Proceeds from shares sold	2,975,813	26,315,242	16,125,000	8,000,000	11,454,214	33,198,938
Net asset value of shares issued upon reinvestment of dividends and distributions	6,925,632	5,353,412	1,349,489	1,823,381	9,565,196	12,102,585

	9,901,445	31,668,654	17,474,489	9,823,381	21,019,410	45,301,523

Cost of shares redeemed	(4,590,574)	(15,142,117)	(930,000)	(11,425,575)	(29,414,381)	(105,194,498)

Increase (decrease) in net assets derived from capital share transactions	5,310,871	16,526,537	16,544,489	(1,602,194)	(8,394,971)	(59,892,975)

Net Increase (Decrease) in Net Assets	3,526,428	22,262,513	17,058,685	(3,672,524)	12,233,169	23,856,248

Net Assets:
Beginning of period	135,310,159	113,047,646	56,640,579	60,313,103	491,683,390	467,827,142

End of period	$138,836,587	$135,310,159	$73,699,264	$56,640,579	$503,916,559	$491,683,390

Undistributed net investment income	$2,566,665	$7,005,280	$665,716	$1,060,488	$10,395,274	$11,263,373

See accompanying notes, which are an integral part of the financial statements.

	The Labor Select International Equity Portfolio		The Emerging Markets Portfolio		The Emerging Markets Portfolio II
	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13	Six months ended 4/30/14 (Unaudited)	Year ended 10/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,078,521	$12,347,009	$2,691,110	$6,319,003	$70,433	$300,768
Net realized gain (loss)	15,981,868	(3,515,146)	5,299,037	12,757,899	426,702	342,515
Net change in unrealized appreciation (depreciation)	3,839,647	96,563,474	(10,871,557)	(12,912,719)	(1,176,445)	5,505,095

Net increase (decrease) in net assets resulting from operations	33,900,036	105,395,337	(2,881,410)	6,164,183	(679,310)	6,148,378

Dividends and Distributions to Shareholders from:
Net investment income	(15,240,625)	(17,220,981)	(5,872,140)	(7,465,935)	(402,381)	(149,047)
Net realized gain	—	—	(11,018,509)	(5,123,069)	(161,827)	—

	(15,240,625)	(17,220,981)	(16,890,649)	(12,589,004)	(564,208)	(149,047)

Capital Share Transactions:
Proceeds from shares sold	16,798,192	17,605,001	18,887,700	94,582,863	995,049	6,388,797
Purchase reimbursement fees	—	—	103,704	520,217	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions	15,214,036	17,196,165	14,226,136	11,314,104	564,207	149,047

	32,012,228	34,801,166	33,217,540	106,417,184	1,559,256	6,537,844

Cost of shares redeemed	(109,334,248)	(126,400,968)	(9,370,928)	(83,131,915)	—	—
Redemption reimbursement fees	—	—	116,264	214,129	—	—

	(109,334,248)	(126,400,968)	(9,254,664)	(82,917,786)	—	—

Increase (decrease) in net assets derived from capital share transactions	(77,322,020)	(91,599,802)	23,962,876	23,499,398	1,559,256	6,537,844

Net Increase (Decrease) in Net Assets	(58,662,609)	(3,425,446)	4,190,817	17,074,577	315,738	12,537,175

Net Assets:
Beginning of period	506,101,993	509,527,439	333,883,903	316,809,326	42,223,289	29,686,114

End of period	$447,439,384	$506,101,993	$338,074,720	$333,883,903	$42,539,027	$42,223,289

Undistributed (distribution in excess of) net investment income	$11,263,827	$12,425,931	$2,701,137	$5,882,167	$(179,353)	$152,595

See accompanying notes, which are an integral part of the financial statements.

73

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/14[1] (Unaudited)	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$24.190	$18.970	$16.570	$15.130	$13.290	$12.190

Income from investment operations:
Net investment income[2]	0.225	0.440	0.394	0.346	0.343	0.354
Net realized and unrealized gain	1.663	5.170	2.379	1.579	1.851	1.067

Total from investment operations	1.888	5.610	2.773	1.925	2.194	1.421

Less dividends and distributions from:
Net investment income	(0.321)	(0.390)	(0.373)	(0.485)	(0.354)	(0.321)
Net realized gain	(0.117)	—	—	—	—	—

Total dividends and distributions	(0.438)	(0.390)	(0.373)	(0.485)	(0.354)	(0.321)

Net asset value, end of period	$25.640	$24.190	$18.970	$16.570	$15.130	$13.290

Total return[3]	7.90%	30.09%	17.12%	12.98%	16.80%	12.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$99,206	$89,237	$8,417	$6,641	$6,592	$10,105
Ratio of expenses to average net assets	0.67%	0.70%	0.70%	0.70%	0.70%	0.69%
Ratio of expenses to average net assets prior to fees waived	0.67%	0.72%	1.09%	1.24%	1.02%	0.98%
Ratio of net investment income to average net assets	1.84%	1.97%	2.21%	2.15%	2.46%	2.99%
Ratio of net investment income to average net assets prior to fees waived	1.84%	1.95%	1.82%	1.61%	2.14%	2.70%
Portfolio turnover	13%	9%	14%	133%	42%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended	Year ended
	4/30/14[1] (Unaudited)	10/31/13	10/31/12	10/31/11		10/31/10		10/31/09

Net asset value, beginning of period	$9.680	$8.140	$6.960	$6.040		$4.980		$4.040

Income (loss) from investment operations:
Net investment income (loss)[2]	0.011	0.017	(0.002)	0.003		(0.019)		(0.012)
Net realized and unrealized gain	0.541	1.667	1.184	0.917		1.079		0.959

Total from investment operations	0.552	1.684	1.182	0.920		1.060		0.947

Less dividends and distributions from:
Net investment income	(0.006)	(0.016)	(0.002)	—		—		(0.004)
Net realized gain	(0.146)	(0.128)	—	—		—		—

Return of capital	—	—	—	—		—		(0.003)

Total dividends and distributions	(0.152)	(0.144)	(0.002)	—		—		(0.007)

Net asset value, end of period	$10.080	$9.680	$8.140	$6.960		$6.040		$4.980

Total return[3]	5.75%	21.00%	16.99%	15.23%		21.29%		23.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107,311	$188,082	$124,511	$45,978		$11,463		$10,204
Ratio of expenses to average net assets	0.87%	0.85%	0.86%	0.89%		0.89%		0.89%
Ratio of expenses to average net assets prior to fees waived	0.87%	0.85%	0.87%	1.02%		1.24%		1.18%
Ratio of net investment income (loss) to average net assets	0.22%	0.20%	(0.02% )	0.04%		(0.35%	)	(0.29% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.22%	0.20%	(0.03% )	(0.09%	)	(0.70%	)	(0.58% )
Portfolio turnover	8%	46%	42%	26%		80%		53%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	75

Financial highlights

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$14.600	$11.470	$9.880	$8.900	$7.350	$6.220

Income from investment operations:
Net investment income[2]	0.067	0.062	0.027	0.053	0.008	0.020
Net realized and unrealized gain	0.923	3.121	1.589	0.962	1.559	1.135

Total from investment operations	0.990	3.183	1.616	1.015	1.567	1.155

Less dividends and distributions from:
Net investment income	(0.050)	(0.053)	(0.026)	(0.035)	(0.017)	(0.025)

Total dividends and distributions	(0.050)	(0.053)	(0.026)	(0.035)	(0.017)	(0.025)

Net asset value, end of period	$15.540	$14.600	$11.470	$9.880	$8.900	$7.350

Total return[3]	6.79%	27.86%	16.40%	11.43%	21.35%	18.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,406	$254,958	$216,467	$170,531	$244,124	$251,017
Ratio of expenses to average net assets	0.64%	0.65%	0.65%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to fees waived	0.64%	0.65%	0.65%	0.64%	0.65%	0.66%
Ratio of net investment income to average net assets	0.88%	0.48%	0.25%	0.55%	0.10%	0.32%
Ratio of net investment income to average net assets prior to fees waived	0.88%	0.48%	0.25%	0.55%	0.10%	0.31%
Portfolio turnover	10%	38%	40%[4]	19%	22%	30%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10		10/31/09

Net asset value, beginning of period	$20.720	$15.500	$14.810	$12.290	$8.710		$6.580

Income (loss) from investment operations:
Net investment income (loss)[2]	0.008	(0.005)	(0.022)	0.079	(0.031)		0.013
Net realized and unrealized gain (loss)	(0.516)	5.446	0.723	2.547	3.611		2.173

Total from investment operations	(0.508)	5.441	0.701	2.626	3.580		2.186

Less dividends and distributions from:
Net investment income	(0.012)	—	(0.011)	(0.106)	—		(0.056)
Net realized gain	—	(0.221)	—	—	—		—

Total dividends and distributions	(0.012)	(0.221)	(0.011)	(0.106)	—		(0.056)

Net asset value, end of period	$20.200	$20.720	$15.500	$14.810	$12.290		$8.710

Total return[3]	(2.45% )	35.56%	4.74%	21.44%	41.10%		33.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,874	$89,434	$17,853	$16,721	$4,613		$3,450
Ratio of expenses to average net assets	0.88%	0.89%	0.92%	0.92%	0.92%		0.92%
Ratio of expenses to average net assets prior to fees waived	0.88%	0.89%	0.94%	1.05%	1.44%		1.48%
Ratio of net investment income (loss) to average net assets	0.08%	(0.03% )	(0.14% )	0.54%	(0.30%	)	0.19%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.08%	(0.03% )	(0.16% )	0.41%	(0.82%	)	(0.37% )
Portfolio turnover	13%	26%	44%	16%	86%		51%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	77

Financial highlights

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$7.850	$7.240	$6.410	$5.790	$4.260	$4.680

Income (loss) from investment operations:
Net investment income[2]	0.018	0.109	0.077	0.063	0.090	0.129
Net realized and unrealized gain (loss)	0.600	0.607	0.795	0.641	1.561	(0.290)

Total from investment operations	0.618	0.716	0.872	0.704	1.651	(0.161)

Less dividends and distributions from:
Net investment income	(0.118)	(0.106)	(0.042)	(0.084)	(0.121)	(0.259)

Total dividends and distributions	(0.118)	(0.106)	(0.042)	(0.084)	(0.121)	(0.259)

Net asset value, end of period	$8.350	$7.850	$7.240	$6.410	$5.790	$4.260

Total return[3]	8.06%	10.01%	13.72%	12.37%	39.51%	(2.62% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,202	$3,889	$3,533	$3,110	$2,766	$5,231
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%	0.91%
Ratio of expenses to average net assets prior to fees waived	2.11%	2.06%	1.76%	2.03%	1.81%	1.53%
Ratio of net investment income to average net assets	0.47%	1.41%	1.11%	1.03%	1.82%	3.57%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.69% )	0.30%	0.30%	(0.05% )	0.96%	2.95%
Portfolio turnover	67%	107%	88%	138%	192%	169%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$9.220	$10.090	$9.750	$9.440	$9.120	$8.150

Income (loss) from investment operations:
Net investment income[2]	0.091	0.132	0.165	0.234	0.284	0.414
Net realized and unrealized gain (loss)	0.077	(0.359)	0.491	0.355	0.456	0.968

Total from investment operations	0.168	(0.227)	0.656	0.589	0.740	1.382

Less dividends and distributions from:
Net investment income	(0.178)	(0.233)	(0.316)	(0.279)	(0.420)	(0.412)
Net realized gain	—	(0.410)	—	—	—	—

Total dividends and distributions	(0.178)	(0.643)	(0.316)	(0.279)	(0.420)	(0.412)

Net asset value, end of period	$9.210	$9.220	$10.090	$9.750	$9.440	$9.120

Total return[3]	1.87%	(2.36% )	6.93%	6.49%	8.46%	17.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,099	$4,904	$6,332	$6,225	$19,208	$20,550
Ratio of expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets prior to fees waived	1.86%	1.69%	1.05%	0.96%	0.76%	0.71%
Ratio of net investment income to average net assets	2.01%	1.41%	1.68%	2.53%	3.13%	4.94%
Ratio of net investment income to average net assets prior to fees waived	0.58%	0.15%	1.06%	2.00%	2.80%	4.66%
Portfolio turnover	240%	526%	586%	535%	437%	299%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	79

Financial highlights

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$8.720	$8.350	$7.830	$8.110	$7.350	$5.580

Income (loss) from investment operations:
Net investment income[2]	0.246	0.529	0.592	0.613	0.691	0.656
Net realized and unrealized gain (loss)	0.167	0.291	0.511	(0.274)	0.731	1.634

Total from investment operations	0.413	0.820	1.103	0.339	1.422	2.290

Less dividends and distributions from:
Net investment income	(0.543)	(0.450)	(0.583)	(0.619)	(0.662)	(0.520)

Total dividends and distributions	(0.543)	(0.450)	(0.583)	(0.619)	(0.662)	(0.520)

Net asset value, end of period	$8.590	$8.720	$8.350	$7.830	$8.110	$7.350

Total return[3]	4.99%	10.24%	15.31%	4.52%	20.85%	46.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138,837	$135,310	$113,048	$57,840	$29,437	$23,617
Ratio of expenses to average net assets	0.56%	0.57%	0.58%	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to fees waived	0.56%	0.57%	0.58%	0.60%	0.74%	0.78%
Ratio of net investment income to average net assets	5.82%	6.29%	7.53%	7.82%	9.29%	11.05%
Ratio of net investment income to average net assets prior to fees waived	5.82%	6.29%	7.53%	7.81%	9.14%	10.86%
Portfolio turnover	51%	90%	68%	77%	144%	119%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$10.100	$10.540	$10.050	$10.130	$9.700	$8.290

Income (loss) from investment operations:
Net investment income[2]	0.143	0.289	0.320	0.369	0.463	0.506
Net realized and unrealized gain (loss)	0.112	(0.346)	0.460	0.081	0.660	1.474

Total from investment operations	0.255	(0.057)	0.780	0.450	1.123	1.980

Less dividends and distributions from:
Net investment income	(0.225)	(0.383)	(0.290)	(0.530)	(0.693)	(0.570)

Total dividends and distributions	(0.225)	(0.383)	(0.290)	(0.530)	(0.693)	(0.570)

Net asset value, end of period	$10.130	$10.100	$10.540	$10.050	$10.130	$9.700

Total return[3]	2.59%	(0.55% )	7.95%	4.80%	12.05%	25.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,699	$56,641	$60,313	$53,851	$50,305	$53,603
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to fees waived	0.64%	0.70%	0.62%	0.64%	0.65%	0.61%
Ratio of net investment income to average net assets	2.89%	2.84%	3.14%	3.77%	4.80%	5.95%
Ratio of net investment income to average net assets prior to fees waived	2.70%	2.59%	2.97%	3.58%	4.60%	5.79%
Portfolio turnover	176%	358%	327%	273%	239%	218%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	81

Financial highlights

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$15.340	$12.840	$13.120	$13.680	$12.980	$14.480

Income (loss) from investment operations:
Net investment income[2]	0.387	0.337	0.441	0.471	0.406	0.382
Net realized and unrealized gain (loss)	0.683	2.700	(0.183)	(0.596)	0.712	1.296

Total from investment operations	1.070	3.037	0.258	(0.125)	1.118	1.678

Less dividends and distributions from:
Net investment income	(0.420)	(0.537)	(0.538)	(0.435)	(0.418)	(1.383)
Net realized gain	—	—	—	—	—	(1.795)

Total dividends and distributions	(0.420)	(0.537)	(0.538)	(0.435)	(0.418)	(3.178)

Net asset value, end of period	$15.990	$15.340	$12.840	$13.120	$13.680	$12.980

Total return[3]	7.23%	24.59%	2.26%	(0.88% )	8.77%	16.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$503,917	$491,683	$467,827	$589,109	$809,011	$913,056
Ratio of expenses to average net assets	0.88%	0.88%	0.85%	0.77%	0.87%	0.88%
Ratio of net investment income to average net assets	5.13%	2.48%	3.56%	3.48%	3.18%	3.35%
Portfolio turnover	9%	20%	16%[4]	22%	18%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$15.070	$12.650	$12.920	$13.570	$12.930	$12.410

Income (loss) from investment operations:
Net investment income[2]	0.429	0.324	0.441	0.451	0.390	0.364
Net realized and unrealized gain (loss)	0.661	2.516	(0.176)	(0.695)	0.626	1.445

Total from investment operations	1.090	2.840	0.265	(0.244)	1.016	1.809

Less dividends and distributions from:
Net investment income	(0.450)	(0.420)	(0.535)	(0.406)	(0.376)	(0.869)
Net realized gain	—	—	—	—	—	(0.420)

Total dividends and distributions	(0.450)	(0.420)	(0.535)	(0.406)	(0.376)	(1.289)

Net asset value, end of period	$15.710	$15.070	$12.650	$12.920	$13.570	$12.930

Total return[3]	7.50%	23.11%	2.40%	(1.79%)	8.00%	16.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$447,439	$506,102	$509,527	$572,642	$740,952	$797,718
Ratio of expenses to average net assets	0.87%	0.88%	0.87%	0.85%	0.87%	0.88%
Ratio of net investment income to average net assets	5.78%	2.43%	3.59%	3.37%	3.07%	3.26%
Portfolio turnover	11%	16%	17%	20%	13%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

(continues	)	83

Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended
		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net asset value, beginning of period	$10.110	$10.160	$10.510	$11.420	$9.430	$7.580

Income (loss) from investment operations:
Net investment income[2]	0.078	0.175	0.177	0.266	0.259	0.200
Net realized and unrealized gain (loss)	(0.192)	0.158	0.467	(0.873)	1.926	3.208

Total from investment operations	(0.114)	0.333	0.644	(0.607)	2.185	3.408

Less dividends and distributions from:
Net investment income	(0.178)	(0.239)	(0.220)	(0.330)	(0.212)	(0.303)
Net realized gain	(0.334)	(0.164)	(0.798)	—	—	(1.268)

Total dividends and distributions	(0.512)	(0.403)	(1.018)	(0.330)	(0.212)	(1.571)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.003	0.014	0.006	0.005	0.009	0.002
Redemption reimbursement fees[2,3]	0.003	0.006	0.018	0.022	0.008	0.011

	0.006	0.020	0.024	0.027	0.017	0.013

Net asset value, end of period	$9.490	$10.110	$10.160	$10.510	$11.420	$9.430

Total return[4]	(0.93%)	3.36%	7.81%	(5.22%)	23.79%	57.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$338,075	$333,884	$316,809	$531,527	$750,190	$597,638
Ratio of expenses to average net assets	1.21%	1.20%	1.20%	1.14%	1.17%	1.16%
Ratio of net investment income to average net assets	1.71%	1.72%	1.80%	2.41%	2.57%	2.71%
Portfolio turnover	14%	40%[5]	38%[5]	39%	39%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.
[5]	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Pooled® Trust — The Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months ended 4/30/14[1] (Unaudited)	Year ended			6/23/10[2] to 10/31/10
		10/31/13	10/31/12	10/31/11

Net asset value, beginning of period	$9.650	$8.170	$8.550	$9.660	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.016	0.075	0.070	0.089	0.019
Net realized and unrealized gain (loss)	(0.167)	1.446	(0.028)	(1.099)	1.141

Total from investment operations	(0.151)	1.521	0.042	(1.010)	1.160

Less dividends and distributions from:
Net investment income	(0.092)	(0.041)	(0.128)	(0.026)	—
Net realized gain	(0.037)	—	(0.294)	(0.074)	—

Total dividends and distributions	(0.129)	(0.041)	(0.422)	(0.100)	—

Net asset value, end of period	$9.370	$9.650	$8.170	$8.550	$9.660

Total return[4]	(1.56% )	18.68%	0.89%	(10.58% )	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,539	$42,223	$29,686	$15,339	$11,364
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.25%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.34%	1.36%	1.41%	1.64%	2.17%
Ratio of net investment income to average net assets	0.34%	0.85%	0.87%	0.94%	0.59%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.20%	0.69%	0.66%	0.55%	(0.18%	)
Portfolio turnover	6%	11%	12%	23%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

85

Notes to financial statements

Delaware Pooled® Trust

April 30, 2014 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 13 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20 Portfolio and The Real Estate Investment Trust II Portfolio which are non-diversified. Each Portfolio offers one class of shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio II is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the

Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in each Portfolio’s financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of each Portfolio.

Repurchase Agreements — Each Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

To Be Announced Trades (TBA) — Each Portfolio may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (for example, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with each Portfolio’s ability to manage its investment portfolios and meet redemption requests. These transactions involve a commitment by each Portfolio to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. Each Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

(continues	)	87

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to each Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character for The Real Estate Investment Trust Portfolio II. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

Each Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. Each Portfolio may distribute more frequently, if necessary for tax purposes.

Subject to seeking best execution, each Portfolio may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2014 are as follows:

Commission Rebates
The Large-Cap Growth Equity Portfolio	$722

Each Portfolio may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

Each Portfolio may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, The International Equity Portfolio earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio (except for The International Equity Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio from Nov. 1, 2013 through April 30, 2014.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2014, are as follows:

	Management fee as a percentage of average daily net assets (per annum)	Contractual operating expense limitation as a percentage of average daily net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.95%
The Core Focus Fixed Income Portfolio	0.40%	0.43%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The International Equity Portfolio	0.75%	N/A
The Labor Select International Equity Portfolio	0.75%	N/A
The Emerging Markets Portfolio	1.00%	N/A
The Emerging Markets Portfolio II	1.00%	1.20%

†	These operating expense limitations exclude certain expenses, such as 12b-1 fees, taxes, interest, short sale and dividend interest expenses, acquired fund fees and expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations. In some instances, a Portfolio’s annual operating expenses may be lower than the contracted operating expense limitations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a percentage of average daily net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Portfolio. For these services, each Portfolio pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, each Portfolio was charged for these services as follows:

The Large-Cap Value Equity Portfolio	$2,325
The Select 20 Portfolio	3,345
The Large-Cap Growth Equity Portfolio	6,196
The Focus Smid-Cap Growth Equity Portfolio	1,677
The Real Estate Investment Trust Portfolio II	93
The Core Focus Fixed Income Portfolio	118
The High-Yield Bond Portfolio	3,251
The Core Plus Fixed Income Portfolio	1,596
The International Equity Portfolio	11,557
The Labor Select International Equity Portfolio	11,747
The Emerging Markets Portfolio	7,611
The Emerging Markets Portfolio II	977

(continues	)	89

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of each Portfolio. For these services, each Portfolio pays DSC fees at the annual rate of 0.0075% of each Portfolio’s average daily net assets. These amounts are included in the statements of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, each Portfolio was charged the following amounts for these services:

The Large-Cap Value Equity Portfolio	$3,616
The Select 20 Portfolio	5,200
The Large-Cap Growth Equity Portfolio	9,634
The Focus Smid-Cap Growth Equity Portfolio	2,607
The Real Estate Investment Trust Portfolio II	145
The Core Focus Fixed Income Portfolio	184
The High-Yield Bond Portfolio	5,055
The Core Plus Fixed Income Portfolio	2,482
The International Equity Portfolio	17,969
The Labor Select International Equity Portfolio	18,263
The Emerging Markets Portfolio	11,833
The Emerging Markets Portfolio II	1,519

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are passed on to and paid directly by each Portfolio.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Portfolios. For the six months ended April 30, 2014, each Portfolio was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$2,163
The Select 20 Portfolio	3,190
The Large-Cap Growth Equity Portfolio	5,785
The Focus Smid-Cap Growth Equity Portfolio	1,609
The Real Estate Investment Trust Portfolio II	91
The Core Focus Fixed Income Portfolio	99
The High-Yield Bond Portfolio	2,997
The Core Plus Fixed Income Portfolio	1,432
The International Equity Portfolio	10,732
The Labor Select International Equity Portfolio	10,955
The Emerging Markets Portfolio	7,153
The Emerging Markets Portfolio II	903

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

*	The contractual waiver period is Feb. 28, 2013 through Feb. 27, 2015.

92

3. Investments

For the six months ended April 30, 2014, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases other than U.S. government securities	Purchases of U.S. government securities	Sales other than U.S. government securities	Sales of U.S. government securities
The Large-Cap Value Equity Portfolio	$15,392,585	$—	$12,258,047	$—
The Select 20 Portfolio	10,912,379	—	92,207,320	—
The Large-Cap Growth Equity Portfolio	26,258,589	—	43,682,318	—
The Focus Smid-Cap Growth Equity Portfolio	8,728,685	—	52,856,575	—
The Real Estate Investment Trust Portfolio II	2,627,529	—	2,552,220	—
The Core Focus Fixed Income Portfolio	5,551,391	4,692,219	5,598,910	4,895,952
The High-Yield Bond Portfolio	68,660,579	—	65,519,921	—
The Core Plus Fixed Income Portfolio	99,583,614	30,120,112	82,523,407	30,578,314
The International Equity Portfolio	45,408,944	—	59,823,860	—
The Labor Select International Equity Portfolio	51,381,407	—	134,530,636	—
The Emerging Markets Portfolio	52,620,012	—	42,998,495	—
The Emerging Markets Portfolio II	3,805,349	—	2,704,473	—

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

	Cost of investments	Aggregate unrealized appreciation	Aggregate unrealized depreciation	Net unrealized appreciation (depreciation)
The Large-Cap Value Equity Portfolio	$84,366,815	15,131,384	(307,135)	14,824,249
The Select 20 Portfolio	73,698,848	34,786,338	(1,125,047)	33,661,291
The Large-Cap Growth Equity Portfolio	181,842,772	73,850,729	(4,265,046)	69,585,683
The Focus Smid-Cap Growth Equity Portfolio	32,740,791	11,050,773	(1,097,176)	9,953,597
The Real Estate Investment Trust Portfolio II	3,878,378	423,924	(93,996)	329,928
The Core Focus Fixed Income Portfolio	5,553,876	93,532	(8,044)	85,488
The High-Yield Bond Portfolio	133,959,462	5,800,696	(327,219)	5,473,477
The Core Plus Fixed Income Portfolio	83,120,632	1,738,656	(200,845)	1,537,811
The International Equity Portfolio	410,741,364	115,753,575	(24,686,048)	91,067,527
The Labor Select International Equity Portfolio	375,512,508	94,753,645	(24,561,939)	70,191,706
The Emerging Markets Portfolio	336,217,109	38,029,438	(39,470,833)	(1,441,395)
The Emerging Markets Portfolio II	39,888,173	7,324,460	(4,552,169)	2,772,291

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at Oct. 31, 2013 for the following Portfolios will expire as follows:

	Year of expiration
	2016	2017	2018	Total
The Large-Cap Value Equity Portfolio	$—	$207,581	$—	$207,581
The Select 20 Portfolio	—	707,317	—	707,317
The Large-Cap Growth Equity Portfolio	—	—	129,337	129,337
The Focus Smid-Cap Growth Equity Portfolio	—	237,690	—	237,690
The Real Estate Investment Trust Portfolio II	413,280	1,521,902	21,898	1,957,080
The High-Yield Bond Portfolio	—	1,262,438	—	1,262,438
The Core Plus Fixed Income Portfolio	1,651,753	—	—	1,651,753
The International Equity Portfolio	—	156,031,998	13,859,481	169,891,479
The Labor Select International Equity Portfolio	—	71,586,349	18,475,802	90,062,151

(continues	)	91

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred by the following Portfolios that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
The Core Focus Fixed Income Portfolio	$170,701	$—
The Core Plus Fixed Income Portfolio	263,362	—
The International Equity Portfolio	3,201	8,116,152
The Labor Select International Equity Portfolio	—	7,908,885

U. S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$98,061,400	$—	$98,061,400
Short-Term Investments	—	1,129,664	1,129,664

Total	$98,061,400	$1,129,664	$99,191,064

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$101,667,421	$—	$101,667,421
Short-Term Investments	—	5,692,718	5,692,718

Total	$101,667,421	$5,692,718	$107,360,139

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$249,028,796	$—	$249,028,796
Short-Term Investments	—	2,399,659	2,399,659

Total	$249,028,796	$2,399,659	$251,428,455

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$40,217,129	$—	$40,217,129
Short-Term Investments	—	2,477,259	2,477,259

Total	$40,217,129	$2,477,259	$42,694,388

The following table summarizes the valuation of The Real Estate Investment Trust Portfolio II’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$4,082,840	$—	$4,082,840
Short-Term Investments	—	125,466	125,466

Total	$4,082,840	$125,466	$4,208,306

The following table summarizes the valuation of The Core Focus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Agency, Asset-Backed & Mortgage Backed Securities	$—	$1,358,556	$1,358,556
Corporate Debt	—	1,645,857	1,645,857
Preferred Stock	17,746	—	17,746
U.S. Treasury Obligations	—	1,538,807	1,538,807
Short-Term Investments	—	1,078,398	1,078,398

Total	$17,746	$5,621,618	$5,639,364

(continues	)	93

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$110,474,473	$—	$110,474,473
Senior Secured Loans	—	14,766,204	—	14,766,204
Common Stock	2,398,749	—	—	2,398,749
Convertible Preferred Stock[1]	140,608	665,460	—	806,068
Preferred Stock[2]	905,070	995,375	—	1,900,445
Short-Term Investments	—	9,087,000	—	9,087,000

Total	$3,444,427	$135,988,512	$—	$139,432,939

Futures Contracts	$(29,856)	$—	$—	$(29,856)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 17.44% and 82.56%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 47.62% and 52.38%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage- Backed Securities	$—	$21,910,984	$46,348	$21,957,332
Corporate Debt	—	34,461,712	—	34,461,712
Foreign Debt	—	272,379	—	272,379
Senior Secured Loans	—	7,937,285	—	7,937,285
Municipal Bonds	—	296,983	—	296,983
Convertible Preferred Stock[1]	21,826	25,314	—	47,140
Preferred Stock	200,912	—	—	200,912
U.S. Treasury Obligations	—	6,626,700	—	6,626,700
Short-Term Investments	—	12,858,000	—	12,858,000

Total	$222,738	$84,389,357	$46,348	$84,658,443

Foreign Currency Exchange
Contracts	$—	$(1,078)	$—	$(1,078)
Futures Contracts	6,659	—	—	6,659
Swap Contracts	—	(1,661)	—	(1,661)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 46.30% and 53.70%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The following table summarizes the valuation of The International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$500,241,891	$—	$—	$500,241,891
Short-Term Investments	—	1,567,000	—	1,567,000

Total	$500,241,891	$1,567,000	$—	$501,808,891

Foreign Currency Exchange Contracts	$—	$1,287	$—	$1,287

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$438,938,214	$—	$—	$438,938,214
Short-Term Investments	—	6,766,000	—	6,766,000

Total	$438,938,214	$6,766,000	$—	$445,704,214

Foreign Currency Exchange Contracts	$—	$854	$—	$854

The following table summarizes the valuation of The Emerging Market Portfolio’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock
Brazil	$24,247,757	$—	$24,247,757
Chile	11,642,489	877,118	12,519,607
China	56,862,425	—	56,862,425
Colombia	1,480,180	—	1,480,180
India	27,307,342	—	27,307,342
Indonesia	15,720,186	—	15,720,186
Kazakhstan	2,282,845	—	2,282,845
Malaysia	11,013,760	—	11,013,760
Mexico	27,494,552	—	27,494,552
Peru	6,272,977	—	6,272,977
Philippines	7,101,450	—	7,101,450
Republic of Korea	25,671,313	—	25,671,313
Romania	1,333,930	—	1,333,930
Russia	12,484,056	—	12,484,056
South Africa	11,261,473	—	11,261,473
Taiwan	22,396,314	—	22,396,314
Thailand	8,855,748	—	8,855,748
Turkey	16,673,827	—	16,673,827
United Kingdom	15,530,838	—	15,530,838
United States	8,525,950	—	8,525,950
Preferred Stock	15,678,123	—	15,678,123
Short-Term Investments	—	4,061,061	4,061,061

Total	$329,837,535	$4,938,179	$334,775,714

Foreign Currency Exchange Contracts	$—	$1,383	$1,383

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Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Emerging Market Portfolio II’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock
Argentina	$527,839	$—	$527,839
Bahrain	—	11,363	11,363
Brazil	7,569,374	—	7,569,374
Chile	424,270	—	424,270
China/Hong Kong	7,309,385	—	7,309,385
Colombia	563,843	—	563,843
India	3,141,615	—	3,141,615
Indonesia	676,020	—	676,020
Israel	977,200	—	977,200
Malaysia	251,044	—	251,044
Mexico	3,044,941	—	3,044,941
Netherlands	286,200	—	286,200
Peru	149,500	—	149,500
Poland	767,383	—	767,383
Republic of Korea	8,508,822	—	8,508,822
Russia	1,771,272	377,233	2,148,505
South Africa	719,994	—	719,994
Taiwan	2,007,842	—	2,007,842
Thailand	549,788	—	549,788
Turkey	579,124	—	579,124
United Kingdom	—	112,195	112,195
United States	1,837,166	—	1,837,166
Preferred Stock	497,051	—	497,051

Total	$42,159,673	$500,791	$42,660,464

The securities that have been deemed worthless on the schedules of investments are considered to be Level 3 securities in these tables.

During the six months ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to each Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Portfolio’s policy is to recognize transfers at the beginning of the period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Portfolio’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Shares sold	Shares issued upon reinvestment of dividends and distributions	Shares redeemed	Net increase (decrease)
Six months ended April 30, 2014
The Large-Cap Value Equity Portfolio	434,190	50,863	(305,182)	179,871
The Select 20 Portfolio	318,550	188,416	(9,283,277)	(8,776,311)
The Large-Cap Growth Equity Portfolio	—	48,484	(1,324,727)	(1,276,243)
The Focus Smid-Cap Growth Equity Portfolio	72,922	2,054	(2,269,246)	(2,194,270)
The Real Estate Investment Trust Portfolio II	—	7,876	—	7,876
The Core Focus Fixed Income Portfolio	10,953	10,548	—	21,501
The High-Yield Bond Portfolio	347,537	838,454	(538,235)	647,756
The Core Plus Fixed Income Portfolio	1,622,031	137,283	(93,298)	1,666,016
The International Equity Portfolio	747,250	652,914	(1,939,807)	(539,643)
The Labor Select International Equity Portfolio	1,111,505	1,055,797	(7,265,731)	(5,098,429)
The Emerging Markets Portfolio	2,050,280	1,541,293	(989,267)	2,602,306
The Emerging Markets Portfolio II	106,879	60,408	—	167,287

Year ended Oct. 31, 2013:
The Large-Cap Value Equity Portfolio	3,238,512	7,881	(1,407)	3,244,986
The Select 20 Portfolio	6,235,756	251,430	(2,364,083)	4,123,103
The Large-Cap Growth Equity Portfolio	3,060,795	75,813	(4,546,188)	(1,409,580)
The Focus Smid-Cap Growth Equity Portfolio	3,463,696	21,232	(319,494)	3,165,434
The Real Estate Investment Trust Portfolio II	—	7,128	—	7,128
The Core Focus Fixed Income Portfolio	5,465	43,002	(143,607)	(95,140)
The High-Yield Bond Portfolio	3,147,620	661,732	(1,836,274)	1,973,078
The Core Plus Fixed Income Portfolio	790,881	179,998	(1,086,362)	(115,483)
The International Equity Portfolio	2,498,536	948,479	(7,835,395)	(4,388,380)
The Labor Select International Equity Portfolio	1,359,454	1,369,121	(9,408,303)	(6,679,728)
The Emerging Markets Portfolio	9,043,259	1,086,850	(8,284,117)	1,845,992
The Emerging Markets Portfolio II	721,050	17,352	—	738,402

5. Unfunded Commitments

The High-Yield Bond Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. As of April 30, 2014, the Portfolio had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Men’s Wearhouse	$735,000
Ortho-Clinical	1,015,000
Polymer Group	517,575

6. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of

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Notes to financial statements

Delaware Pooled® Trust

6. Line of Credit (continued)

their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Portfolio, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

Each Portfolio had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio’s exposure to the counterparty.

The Core Plus Fixed Income Portfolio, The International Equity Portfolio and The Labor Select International Equity Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts in order to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The Focus Smid-Cap Growth Equity Portfolio and The Emerging Markets Portfolio entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. The Emerging Markets Portfolio II entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The High-Yield Bond, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, and The Emerging Markets II Portfolios may use futures in the normal course of pursuing their respective investment objective. Each Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, and The Core Plus Fixed Income Portfolio entered into futures contracts in order to hedge the Portfolios’ existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates.

Options Contracts — During the six months ended April 30, 2014, each Portfolio may enter into options contracts in the normal course of pursuing its respective investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage each Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting each Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Portfolio may buy or write call or put options on securities, financial indices, futures, swaps, and foreign currencies. When each Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

The Core Plus Fixed Income Portfolio purchased option contracts in order to adjust the Portfolio’s overall exposure to certain markets.

There were no transactions in options written during the six months ended April 30, 2014.

Swap Contracts — The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, and The Core Plus Fixed Income Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps — An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty, and (2) trading these instruments through a central counterparty.

Credit Default Swaps — A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2014, the Portfolios entered into CDS contracts as purchasers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over

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Notes to financial statements

Delaware Pooled® Trust

7. Derivatives (continued)

the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. During the six months ended April 30, 2014, the Portfolios did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty.

The Core Plus Fixed Income Portfolio entered into CDS swaps in order to hedge against a credit event.

Swaps Generally — The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of assets and liabilities.

Fair values of derivative instruments as of April 30, 2014 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$28		Unrealized loss on foreign currency exchange contracts	$(1,106)
Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	6,659	*	Variation margin payable on futures contracts	— *
Credit contracts (Swap contracts)	Unrealized gain of credit default swap contracts	—		Unrealized loss of credit default swap contracts	(1,661)

Total		$6,687			$(2,767)

*Includes cumulative appreciation or depreciation of futures contracts from the date the contracts are opened through April 30, 2014. Only current day variation margin is reported on the Portfolio’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2014 was as follows:

	The Core Plus Fixed Income Portfolio
	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts
Forward currency exchange contracts	$1,710	$—	$—
Equity contracts	—	(1,924)	—
Interest rate contracts	—	113,844	—
Credit contracts	—	—	(3,892)

Total	$1,710	$111,920	$(3,892)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts
Forward currency exchange contracts	$(1,688)	$—	$—
Interest rate contracts	—	10,861	—
Credit contracts	—	—	(2,312)

Total	$(1,688)	$10,861	$(2,312)

At April 30, 2014, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II had foreign currency risk, which is disclosed in the statements of assets and liabilities and statements of operations.

At April 30, 2014, The Core Focus Fixed Income Portfolio and The High-Yield Bond Portfolio had interest rate risk, which is disclosed in the statements of assets and liabilities and statements of operations.

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2014.

	The Focus Smid-Cap Growth Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	—	USD	38,706
	The Core Focus Fixed Income Portfolio
	Long Derivative Volume		Short Derivative Volume
Futures contracts (average notional value)		—	USD	149,267
	The High-Yield Bond Portfolio
	Long Derivative Volume		Short Derivative Volume
Futures contracts (average notional value)		—	USD	1,078,870
	The Core Plus Fixed Income Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	81,716	USD	324,509
Futures contracts (average notional value)		3,005,346		4,237,851
Options contracts (average notional value)		474		—
CDS contracts (average notional value)*		162,886		—
	EUR	3,902		—

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Notes to financial statements

Delaware Pooled® Trust

7. Derivatives (continued)

	The International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	307,158	USD	10,716,991
	The Labor Select International Equity Portfolio
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	292,431	USD	11,546,156
	The Emerging Markets Portfolio II
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	14,723	USD	18,612

*Long represents buying protection and short represents selling protection.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Portfolios adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define their contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk, the Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolios and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statements of assets and liabilities.

At April 30, 2014, the Portfolios had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	The Large-Cap Value Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$201,818	$(201,818)	$—	$—
Bank of Montreal	67,273	(67,273)	—	—
BNP Paribas	787,909	(787,909)	—	—

Total	$1,057,000	$(1,057,000)	$—	$—

	The Select 20 Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$999,543	$(999,543)	$—	$—
Bank of Montreal	333,181	(333,181)	—	—
BNP Paribas	3,902,276	(3,902,276)	—	—

Total	$5,235,000	$(5,235,000)	$—	$—

	The Large-Cap Growth Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$414,137	$(414,137)	$—	$—
Bank of Montreal	138,046	(138,046)	—	—
BNP Paribas	1,616,817	(1,616,817)	—	—

Total	$2,169,000	$(2,169,000)	$—	$—

	The Focus Smid-Cap Growth Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$428,266	$(428,266)	$—	$—
Bank of Montreal	142,756	(142,756)	—	—
BNP Paribas	1,671,978	(1,671,978)	—	—

Total	$2,243,000	$(2,243,000)	$—	$—

	The Real Estate Investment Trust Portfolio II
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$22,912	$(22,912)	$—	$—
Bank of Montreal	7,637	(7,637)	—	—
BNP Paribas	89,451	(89,451)	—	—

Total	$120,000	$(120,000)	$—	$—

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Notes to financial statements

Delaware Pooled® Trust

8. Offsetting (continued)

	The Core Focus Fixed Income Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$192,844	$(192,844)	$—	$—
Bank of Montreal	64,281	(64,281)	—	—
BNP Paribas	752,875	(752,875)	—	—

Total	$1,010,000	$(1,010,000)	$—	$—

	The High-Yield Bond Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$1,735,023	$(1,735,023)	$—	$—
Bank of Montreal	578,341	(578,341)	—	—
BNP Paribas	6,773,636	(6,773,636)	—	—

Total	$9,087,000	$(9,087,000)	$—	$—

	The Core Plus Fixed Income Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$—	$(1,661)	$(1,661)
BNY Mellon	—	(6)	(6)
JPMorgan Chase Bank	27	(179)	(152)
Morgan Stanley Capital	1	(473)	(472)
Toronto Dominion Bank	—	(226)	(226)
Union Bank of Switzerland	—	(222)	(222)

Total	$28	$(2,767)	$(2,739)

Counterparty	Net Position	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Fair Value of Non - Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Barclays Bank	$(1,661)	$—	$—	$—	$—	$(1,661)
BNY Mellon	(6)	—	—	—	—	(6)
JPMorgan	(152)	—	—	—	—	(152)
Chase Bank
Morgan Stanley	(472)	—	—	—	—	(472)
Capital
Toronto	(226)	—	—	—	—	(226)
Dominion
Bank
Union Bank of	(222)	—	—	—	—	(222)
Switzerland

Total	$(2,739)	$—	$—	$—	$—	$(2,739)

	The Core Plus Fixed Income Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,455,038	$(2,455,038)	$—	$—
Bank of Montreal	818,346	(818,346)	—	—
BNP Paribas	9,584,616	(9,584,616)	—	—

Total	$12,858,000	$(12,858,000)	$—	$—

	The International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$393	$—	$393
State Street Bank	894	—	894

Total	$1,287	$—	$1,287

Counterparty	Net Position	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Fair Value of Non - Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$393	$—	$—	$—	$—	$393
State Street	894	—	—	—	—	894
Bank

Total	$1,287	$—	$—	$—	$—	$1,287

	The International Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$299,195	$(299,195)	$—	$—
Bank of Montreal	99,731	(99,731)	—	—
BNP Paribas	1,168,074	(1,168,074)	—	—

Total	$1,567,000	$(1,567,000)	$—	$—

(continues	)	105

Notes to financial statements

Delaware Pooled® Trust

8. Offsetting (continued)

	The Labor Select International Equity Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Barclays Bank	$—	$(127)	$(127)
BNY Mellon	364	—	364
State Street Bank	617	—	617

Total	$981	$(127)	$854

Counterparty	Net Position	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Barclays Bank	$(127)	$—	$—	$—	$—	$(127)
BNY Mellon	364	—	—	—	—	364
State Steet Bank	617	—	—	—	—	617

Total	$854	$—	$—	$—	$—	$854

	The Labor Select International Equity Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$1,291,864	$(1,291,864)	$—	$—
Bank of Montreal	430,621	(430,621)	—	—
BNP Paribas	5,043,515	(5,043,515)	—	—

Total	$6,766,000	$(6,766,000)	$—	$—

	The Emerging Markets Portfolio
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNY Mellon	$1,392	$(519)	$873
Deutsche Bank	510	—	510

Total	$1,902	$(519)	$1,383

Counterparty	Net Position	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
BNY Mellon	$873	$—	$—	$—	$—	$873
Deutsche Bank	510	—	—	—	—	510

Total	$1,383	$—	$—	$—	$—	$1,383

	The Emerging Markets Portfolio
Master Repurchase Agreements Counterparty	Repurchase Agreements	Fair Value of Non - Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$741,972	$(741,972)	$—	$—
Bank of Montreal	247,324	(247,324)	—	—
BNP Paribas	2,896,704	(2,896,704)	—	—

Total	$3,886,000	$(3,886,000)	$—	$—

(a) Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

9. Securities Lending

Each Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collateral Trust defaulted or if it were necessary to liquidate assets in the Collateral Trust to meet returns on outstanding security loans at a time when the Collateral Trust’s net asset value per unit was less than $1.00. Under those circumstances, each Portfolio may not receive an amount from the Collateral Trust that is equal in amount to the collateral each Portfolio would be required to return to the borrower of the securities and each Portfolio would be required to make up for this shortfall.

During the six months ended April 30, 2014, each Portfolio had no securities out on loan.

(continues	)	107

Notes to financial statements

Delaware Pooled® Trust

10. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Portfolio.

The High-Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. The Core Plus Fixed Income Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Core Focus Fixed Income and The Core Plus Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, and The Core Plus Fixed Income Portfolio invest in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The International Equity Portfolio may invest up to 10% its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedules of investments.

The Select 20 and The Focus Smid-Cap Growth Equity Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Because The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, and Focus Smid-Cap Growth Equity Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Real Estate Investment Trust Portfolio II concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. The Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

11. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

At a Joint Special Meeting of Shareholders of Delaware Pooled® Trust (the“Trust”), on behalf of each of The Focus Smid-Cap Growth Equity, The Large-Cap Growth Equity, and The Select 20 Portfolios (each, a “Portfolio” and collectively, the “Portfolios”), held on Friday, May 16, 2014, the shareholders of each Portfolio voted to approve an investment sub-advisory agreement between Delaware Management Company, the Portfolios’ investment manager (DMC), and Jackson Square Partners, LLC (JSP). JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of DMC, and California Street Partners, LLC, a Delaware limited liability company. JSP is comprised of the portfolio managers responsible for managing all or part of each Portfolio (the “Focus Growth Team”). In connection with the transition of the Focus Growth Team into JSP, the Focus Growth Team became owners and officers of JSP, and continues to provide portfolio management services to the Portfolios pursuant to the investment sub-advisory agreement.

The following proposals were submitted for a vote of the shareholders:

1. To approve an investment sub-advisory agreement.

A quorum of the shares outstanding was present, and the votes passed with a majority of those shares. The results were as follows:

The Focus Smid-Cap Growth Equity Portfolio

		Percentage of Outstanding Shares	Percentage of Shares Voted
Shares Voted For	1,433,045	59.12%	100.00%
Shares Voted Against	0	0.00	0.00
Shares with Authority Withheld	0	0.00	0.00

The Large-Cap Growth Equity Portfolio
		Percentage of Outstanding Shares	Percentage of Shares Voted
Shares Voted For	9,351,889	57.08%	100.00%
Shares Voted Against	0	0.00	0.00
Shares with Authority Withheld	0	0.00	0.00

The Select 20 Portfolio
		Percentage of Outstanding Shares	Percentage of Shares Voted
Shares Voted For	6,473,552	60.78%	100.00%
Shares Voted Against	0	0.00	0.00
Shares with Authority Withheld	0	0.00	0.00

Management has determined that no other material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Portfolios’ financial statements.

109

Portfolio managers

Damon J. Andres

Vice President and Senior Portfolio Manager

Kristen E. Bartholdson

Vice President and Senior Portfolio Manager

Nigel Bliss

Senior Portfolio Manager

Mondrian Investment Partners Limited

Christopher J. Bonavico

Portfolio Manager, Equity Analyst — Jackson Square Partners, LLC

Kenneth F. Broad

Portfolio Manager, Equity Analyst — Jackson Square Partners, LLC

Liu-Er Chen

Senior Vice President,

Chief Investment Officer — Emerging Markets and Healthcare

Ginny Chong

Senior Portfolio Manager

Mondrian Investment Partners Limited

Thomas H. Chow

Senior Vice President, Chief Investment Officer — Corporate Credit

Craig C. Dembek

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Elizabeth A. Desmond

Director and Chief Investment Officer — International Equities Mondrian Investment Partners Limited

Roger A. Early

Senior Vice President and

Co-Chief Investment Officer —

Total Return Fixed Income Strategy

Christopher M. Ericksen

Portfolio Manager, Equity Analyst — Jackson Square Partners, LLC

Clive A. Gillmore

Chief Executive Officer and Chief Investment Officer — Global Equities

Mondrian Investment Partners Limited

Paul Grillo

Senior Vice President and

Co-Chief Investment Officer —

Total Return Fixed Income Strategy

Gregory J.P. Halton

Senior Portfolio Manager Mondrian Investment Partners Limited

J. David Hillmeyer

Vice President and Senior Portfolio Manager

Nikhil G. Lalvani

Vice President and Senior Portfolio Manager

Anthony A. Lombardi

Vice President and Senior Portfolio Manager

Paul A. Matlack

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Nigel G. May

Deputy Chief Executive Officer Mondrian Investment Partners Limited

John P. McCarthy

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Brian McDonnell

Senior Vice President, Senior Portfolio Manager, Senior Structured Products

Analyst, Trader

Andrew Miller

Chief Investment Officer — Emerging Market Equities Mondrian Investment Partners Limited

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, and Team Leader — Large-Cap Value Focus Equity

Melissa J.A. Platt

Portfolio Manager

Mondrian Investment Partners Limited

Daniel J. Prislin

Portfolio Manager, Equity Analyst — Jackson Square Partners, LLC

Bilgin Soylu

Portfolio Manager

Mondrian Investment Partners Limited

Jeffrey S. Van Harte

Chairman, Chief Investment Officer — Jackson Square Partners, LLC

Robert A. Vogel Jr.

Vice President and Senior Portfolio Manager

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Investment advisor

Delaware Management Company, a series of Delaware Management Business Trust

2005 Market Street

Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios

Mondrian Investment Partners Limited

Fifth Floor

10 Gresham Street

London EC2V 7JD

United Kingdom

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at delawareinvestments.com; and (iii) on the Commission’s website at sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

This report was prepared for investors in the Delaware Pooled® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the applicable summary prospectus carefully before investing.

Semiannual report

Alternative / specialty mutual fund

Delaware REIT Fund

April 30, 2014

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at delawareinvestments.com.

Manage your investments online

—	24-hour access to your account information
—	Obtain share prices
—	Check your account balance and recent transactions
—	Request statements or literature
—	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware REIT Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2013 to April 30, 2014.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee a waiver in effect for the Class B shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2013 to April 30, 2014 (Unaudited)

Delaware REIT Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratio	Expenses Paid During Period 11/1/13 to 4/30/14*

Actual Fund return†
Class A	$1,000.00	$1,079.30	1.34%	$6.91
Class B	1,000.00	1,080.10	1.34%	6.91
Class C	1,000.00	1,075.30	2.09%	10.75
Class R	1,000.00	1,077.90	1.59%	8.19
Institutional Class	1,000.00	1,080.40	1.09%	5.62

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.34%	$6.71
Class B	1,000.00	1,018.15	1.34%	6.71
Class C	1,000.00	1,014.43	2.09%	10.44
Class R	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,019.39	1.09%	5.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and

top 10 equity holdings

Delaware REIT Fund	As of April 30, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stocks	97.70%
Diversified REITs	5.13%
Healthcare REITs	7.46%
Hotel REITs	8.52%
Industrial REITs	5.68%
Mall REITs	17.12%
Manufactured Housing REIT	0.97%
Multifamily REITs	17.64%
Office REITs	14.97%
Office/Industrial REITs	3.37%
Self-Storage REITs	3.38%
Shopping Center REITs	9.33%
Single Tenant REITs	2.49%
Specialty REITs	1.64%

Short-Term Investments	2.65%

Total Value of Securities	100.35%

Liabilities Net of Receivables and Other Assets	(0.35%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets

Simon Property Group	10.69%
Boston Properties	4.95%
Host Hotels & Resorts	4.05%
AvalonBay Communities	4.03%
Equity Residential	3.73%
Prologis	3.70%
SL Green Realty	3.45%
Vornado Realty Trust	3.37%
General Growth Properties	3.11%
Essex Property Trust	2.65%

3

Schedule of investments

Delaware REIT Fund	April 30, 2014 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.70%

Diversified REITs – 5.13%
Cousins Properties	173,700	$2,020,131
Lexington Realty Trust	88,966	957,274
Vornado Realty Trust	77,432	7,944,523
Washington Real Estate Investment Trust	48,700	1,191,202

		12,113,130

Healthcare REITs – 7.46%
HCP	54,353	2,275,217
Health Care REIT	43,400	2,738,106
Healthcare Realty Trust	112,299	2,824,320
Healthcare Trust of America Class A	231,600	2,707,404
Sabra Health Care REIT	70,800	2,121,876
Ventas	74,577	4,928,048

		17,594,971

Hotel REITs – 8.52%
DiamondRock Hospitality	237,500	2,914,125
Host Hotels & Resorts	445,764	9,561,638
Pebblebrook Hotel Trust	61,213	2,108,176
RLJ Lodging Trust	98,310	2,621,928
Strategic Hotels & Resorts †	268,000	2,891,720

		20,097,587

Industrial REITs – 5.68%
First Industrial Realty Trust	171,470	3,149,904
First Potomac Realty Trust	79,205	1,032,041
Prologis	214,857	8,729,640
STAG Industrial	20,300	477,659

		13,389,244

Mall REITs – 17.12%
General Growth Properties	319,111	7,329,980
Macerich	58,351	3,787,563
Simon Property Group	145,658	25,227,966
Taubman Centers	55,600	4,049,904

		40,395,413

Manufactured Housing REIT – 0.97%
Equity Lifestyle Properties	54,436	2,279,235

		2,279,235

Multifamily REITs – 17.64%
American Campus Communities	86,900	3,319,580
Apartment Investment & Management	102,900	3,172,407
AvalonBay Communities	69,651	9,510,844
Camden Property Trust	34,486	2,361,946
Equity Residential	148,223	8,810,375

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Multifamily REITs (continued)
Essex Property Trust	36,127	$6,259,364
Post Properties	62,200	3,123,062
UDR	195,500	5,055,630

		41,613,208

Office REITs – 14.97%
Boston Properties	99,774	11,687,526
Brandywine Realty Trust	116,901	1,700,909
Corporate Office Properties Trust	117,900	3,153,825
Douglas Emmett	176,100	4,860,360
Highwoods Properties	75,300	3,038,355
Kilroy Realty	45,975	2,738,731
SL Green Realty	77,662	8,131,988

		35,311,694

Office/Industrial REITs – 3.37%
Duke Realty	302,900	5,306,808
PS Business Parks	30,929	2,652,780

		7,959,588

Self-Storage REITs – 3.38%
Extra Space Storage	47,594	2,490,594
Public Storage	31,266	5,487,496

		7,978,090

Shopping Center REITs – 9.33%
DDR	330,175	5,669,105
Federal Realty Investment Trust	20,176	2,371,487
Kimco Realty	201,779	4,624,775
Ramco-Gershenson Properties Trust	132,700	2,186,896
Regency Centers	64,519	3,382,731
Tanger Factory Outlet Centers	105,700	3,771,376

		22,006,370

Single Tenant REITs – 2.49%
National Retail Properties	68,575	2,340,465
Spirit Realty Capital	328,811	3,541,294

		5,881,759

Specialty REITs – 1.64%
American Residential Properties †	31,826	571,913
EPR Properties	61,700	3,307,737

		3,879,650

Total Common Stock (cost $204,742,166)		230,499,939

5

Schedule of investments

Delaware REIT Fund

	Principal amount°	Value (U.S. $)

Short-Term Investments – 2.65%

Repurchase Agreements – 2.49%
Bank of America Merrill Lynch 0.02%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $1,119,833 (collateralized by U.S. government obligations 0.00% - 4.375% 2/15/24 - 5/15/41; market value $1,142,229)	1,119,832	$1,119,832
Bank of Montreal 0.03%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $373,277 (collateralized by U.S. government obligations 1.25% - 3.125% 4/30/19 - 2/15/42; market value $380,743)	373,277	373,277
BNP Paribas 0.05%, dated 4/30/14, to be repurchased on 5/1/14, repurchase price $4,371,897 (collateralized by U.S. government obligations 0.00% - 2.75% 6/30/14 - 11/15/43; market value $4,459,329)	4,371,891	4,371,891

		5,865,000

U.S. Treasury Obligation – 0.16%≠
U.S. Treasury Bill 0.093% 11/13/14	384,076	383,987

		383,987

Total Short-Term Investments (cost $6,248,882)		6,248,987

Total Value of Securities – 100.35% (cost $210,991,048)		$236,748,926

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

6

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Statement of assets and liabilities

Delaware REIT Fund	April 30, 2014 (Unaudited)

Assets:
Investments, at value[1]	$230,499,939
Short-term investments, at value[2]	6,248,987
Cash	158,562
Receivables for securities sold	3,873,935
Receivables for fund shares sold	204,039
Dividends and interest receivable	71,948

Total assets	241,057,410

Liabilities:
Payable for securities purchased	3,796,485
Payable for fund shares redeemed	1,035,709
Investment management fees payable	143,097
Other accrued expenses	101,490
Distribution fees payable to affiliates	39,803
Other affiliates payable	12,014
Trustees’ fees and expenses payable	584

Total liabilities	5,129,182

Total Net Assets	$235,928,228

Net Assets Consist of:
Paid-in capital	$210,253,620
Undistributed net investment income	491,596
Accumulated net realized loss on investments	(574,866)
Net unrealized appreciation of investments	25,757,878

Total Net Assets	$235,928,228

[1]Investments, at cost	$204,742,166
[2]Short-term investments, at cost	6,248,882

8

Net Asset Value
Class A:
Net assets	$92,230,080
Shares of beneficial interest outstanding, unlimited authorization, no par	6,426,049
Net asset value per share	$14.35
Sales charge	5.75%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$15.23

Class B:
Net assets	$449,721
Shares of beneficial interest outstanding, unlimited authorization, no par	31,365
Net asset value per share	$14.34

Class C:
Net assets	$21,280,165
Shares of beneficial interest outstanding, unlimited authorization, no par	1,484,524
Net asset value per share	$14.33

Class R:
Net assets	$10,649,821
Shares of beneficial interest outstanding, unlimited authorization, no par	741,975
Net asset value per share	$14.35

Institutional Class:
Net assets	$111,318,441
Shares of beneficial interest outstanding, unlimited authorization, no par	7,738,765
Net asset value per share	$14.38

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware REIT Fund	Six months ended April 30, 2014 (Unaudited)

Investment Income:
Dividends	$3,826,037
Interest	1,150

3,827,187

Expenses:
Management fees	828,821
Distribution expenses – Class A	107,757
Distribution expenses – Class B	2,921
Distribution expenses – Class C	99,227
Distribution expenses – Class R	24,578
Dividend disbursing and transfer agent fees and expenses	193,889
Reports and statements to shareholders	52,388
Registration fees	43,099
Accounting and administration expenses	39,214
Audit and tax	14,467
Legal fees	10,357
Custodian fees	6,057
Trustees’ fees and expenses	5,782
Other	9,891

1,438,448
Less waived distribution expenses – Class B	(2,191)
Less expense paid indirectly	(142)

Total operating expenses	1,436,115

Net Investment Income	2,391,072

Net Realized and Unrealized Gain:
Net realized gain on investments	3,978,406
Net change in unrealized appreciation (depreciation) of investments	10,781,881

Net Realized and Unrealized Gain	14,760,287

Net Increase in Net Assets Resulting from Operations	$17,151,359

See accompanying notes, which are an integral part of the financial statements.

10

This page intentionally left blank.

Statements of changes in net assets

Delaware REIT Fund

	Six months
	ended
	4/30/14	Year ended
	(Unaudited)	10/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,391,072	$2,640,000
Net realized gain	3,978,406	22,710,073
Net change in unrealized appreciation (depreciation)	10,781,881	(4,749,406)

Net increase in net assets resulting from operations	17,151,359	20,600,667

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(721,702)	(1,537,412)
Class B	(4,204)	(10,085)
Class C	(93,940)	(204,635)
Class R	(70,005)	(152,568)
Institutional Class	(1,009,625)	(2,061,079)

Net realized gain:
Class A	(2,793,786)	—
Class B	(18,951)	—
Class C	(643,989)	—
Class R	(309,110)	—
Institutional Class	(3,303,719)	—

	(8,969,031)	(3,965,779)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,817,880	21,435,863
Class B	—	4,815
Class C	1,327,404	3,529,498
Class R	1,741,207	3,988,597
Institutional Class	9,934,728	22,651,709

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	3,371,723	1,459,400
Class B	23,031	10,015
Class C	724,706	200,037
Class R	379,010	152,527
Institutional Class	4,295,706	2,051,653

	29,615,395	55,484,114

12

	Six months
	ended
	4/30/14	Year ended
	(Unaudited)	10/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,526,671)	$(20,735,287)
Class B	(346,686)	(1,242,967)
Class C	(2,537,845)	(4,415,661)
Class R	(2,343,372)	(3,779,165)
Institutional Class	(13,279,112)	(27,498,734)

	(32,033,686)	(57,671,814)

Decrease in net assets derived from capital share transactions	(2,418,291)	(2,187,700)

Net Increase in Net Assets	5,764,037	14,447,188

Net Assets:
Beginning of period	230,164,191	215,717,003

End of period (including undistributed net investment income of $491,596 and $0, respectively)	$235,928,228	$230,164,191

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended	Year ended
4/30/14[1]	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
(Unaudited)

$13.870	$12.850	$11.530	$10.460	$7.630	$8.200

0.142	0.153	0.122	0.098	0.131	0.221
0.891	1.100	1.412	1.145	2.886	(0.509)

1.033	1.253	1.534	1.243	3.017	(0.288)

(0.114)	(0.233)	(0.214)	(0.173)	(0.187)	(0.224)
—	—	—	—	—	(0.058)
(0.439)	—	—	—	—	—

(0.553)	(0.233)	(0.214)	(0.173)	(0.187)	(0.282)

$14.350	$13.870	$12.850	$11.530	$10.460	$7.630

7.93%	9.82%	13.38%	12.01%	39.84%	(2.97% )

$92,230	$91,593	$83,114	$75,149	$82,646	$64,237
1.34%	1.31%	1.30%	1.51%	1.53%	1.48%
1.34%	1.36%	1.35%	1.57%	1.62%	1.88%
2.12%	1.11%	0.98%	0.89%	1.42%	3.38%
2.12%	1.06%	0.93%	0.83%	1.33%	2.98%
41%	101%	87%	129%	175%	174%

15

Financial highlights

Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended	Year ended
4/30/14[1]	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
(Unaudited)

$13.860	$12.830	$11.510	$10.450	$7.620	$8.190

0.142	0.054	0.028	0.015	0.061	0.173
0.891	1.107	1.415	1.136	2.888	(0.511)

1.033	1.161	1.443	1.151	2.949	(0.338)

(0.114)	(0.131)	(0.123)	(0.091)	(0.119)	(0.174)
—	—	—	—	—	(0.058)
(0.439)	—	—	—	—	—

(0.553)	(0.131)	(0.123)	(0.091)	(0.119)	(0.232)

$14.340	$13.860	$12.830	$11.510	$10.450	$7.620

8.01%	9.00%	12.57%	11.08%	38.88%	(3.73% )

$450	$764	$1,857	$3,863	$7,393	$10,985
1.34%	2.02%	2.05%	2.26%	2.28%	2.23%
2.09%	2.06%	2.05%	2.27%	2.32%	2.58%
2.12%	0.40%	0.23%	0.14%	0.67%	2.63%
1.37%	0.36%	0.23%	0.13%	0.63%	2.28%
41%	101%	87%	129%	175%	174%

17

Financial highlights

Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended	Year ended
4/30/14[1]	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
(Unaudited)

$13.860	$12.830	$11.510	$10.450	$7.620	$8.190

0.092	0.050	0.028	0.015	0.062	0.173
0.881	1.111	1.415	1.136	2.887	(0.511)

0.973	1.161	1.443	1.151	2.949	(0.338)

(0.064)	(0.131)	(0.123)	(0.091)	(0.119)	(0.174)
—	—	—	—	—	(0.058)
(0.439)	—	—	—	—	—

(0.503)	(0.131)	(0.123)	(0.091)	(0.119)	(0.232)

$14.330	$13.860	$12.830	$11.510	$10.450	$7.620

7.53%	9.00%	12.57%	11.08%	38.88%	(3.73% )

$21,280	$21,083	$20,198	$18,345	$18,713	$16,314
2.09%	2.06%	2.05%	2.26%	2.28%	2.23%
2.09%	2.06%	2.05%	2.27%	2.32%	2.58%
1.37%	0.36%	0.23%	0.14%	0.67%	2.63%
1.37%	0.36%	0.23%	0.13%	0.63%	2.28%
41%	101%	87%	129%	175%	174%

19

Financial highlights

Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/14[1] (Unaudited)	Year ended
	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

$13.870	$12.850	$11.530	$10.460	$7.630	$8.200

0.125	0.119	0.091	0.071	0.109	0.205
0.891	1.100	1.412	1.145	2.885	(0.509)

1.016	1.219	1.503	1.216	2.994	(0.304)

(0.097)	(0.199)	(0.183)	(0.146)	(0.164)	(0.208)
—	—	—	—	—	(0.058)
(0.439)	—	—	—	—	—

(0.536)	(0.199)	(0.183)	(0.146)	(0.164)	(0.266)

$14.350	$13.870	$12.850	$11.530	$10.460	$7.630

7.79%	9.54%	13.09%	11.73%	39.50%	(3.21% )

$10,650	$10,503	$9,446	$6,368	$5,680	$3,596
1.59%	1.56%	1.55%	1.76%	1.78%	1.73%
1.59%	1.65%	1.65%	1.87%	1.92%	2.18%
1.87%	0.86%	0.73%	0.64%	1.17%	3.13%
1.87%	0.77%	0.63%	0.53%	1.03%	2.68%
41%	101%	87%	129%	175%	174%

21

Financial highlights

Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended	Year ended
4/30/14[1]	10/31/13	10/31/12	10/31/11	10/31/10	10/31/09
(Unaudited)

$13.900	$12.880	$11.550	$10.480	$7.640	$8.220

0.159	0.188	0.153	0.127	0.155	0.238
0.891	1.099	1.422	1.144	2.893	(0.520)

1.050	1.287	1.575	1.271	3.048	(0.282)

(0.131)	(0.267)	(0.245)	(0.201)	(0.208)	(0.240)
—	—	—	—	—	(0.058)
(0.439)	—	—	—	—	—

(0.570)	(0.267)	(0.245)	(0.201)	(0.208)	(0.298)

$14.380	$13.900	$12.880	$11.550	$10.480	$7.640

8.04%	10.07%	13.72%	12.27%	40.23%	(2.72% )

$111,318	$106,221	$101,102	$98,003	$96,243	$99,334
1.09%	1.06%	1.05%	1.26%	1.28%	1.23%
1.09%	1.06%	1.05%	1.27%	1.32%	1.58%
2.37%	1.36%	1.23%	1.14%	1.67%	3.63%
2.37%	1.36%	1.23%	1.13%	1.63%	3.28%
41%	101%	87%	129%	175%	174%

23

Notes to financial statements
Delaware REIT Fund	April 30, 2014 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered nondiversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to Delaware REIT Fund. All other Delaware Pooled Trust Portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

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Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2014.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2014.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2014.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the

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Notes to financial statements

Delaware REIT Fund

1. Significant Accounting Policies (continued)

expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2014, the Fund earned $142 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to Feb. 28, 2014, DMC had contractually agreed to waive that portion, if any, of its management fee and reimbursed the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively nonroutine expenses)) did not exceed 1.25% of the Fund’s average daily net assets. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2014, the Fund was charged $5,331 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. This amount is included in the statement of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended April 30, 2014, the amount charged by DSC was $24,287. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the

26

Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive Class B shares’ 12b-1 fees from Nov. 1, 2013 through Feb. 27, 2015* to 0.25% of average daily net assets. This waiver may only be terminated by agreement of the distributor and the Fund.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2014, the Fund was charged $3,373 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2014, DDLP earned $2,993 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2014, DDLP received gross CDSC commissions of $86, $0, and $186 on redemptions of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period is Oct. 1, 2013 through Feb. 27, 2015.

3. Investments

For the six months ended April 30, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$89,498,587
Sales	$95,460,890

At April 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$215,572,459

Aggregate unrealized appreciation	$25,845,839
Aggregate unrealized depreciation	(4,669,372)

Net unrealized appreciation	$21,176,467

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

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Notes to financial statements

Delaware REIT Fund

3. Investments (continued)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2014:

	Level 1	Level 2	Total
Common Stock	$230,499,939	$—	$230,499,939
Short-Term Investments	—	6,248,987	6,248,987

Total	$230,499,939	$6,248,987	$236,748,926

During the six months ended April 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2014, there were no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/14	Year ended 10/31/13
Shares sold:
Class A	575,055	1,536,686
Class B	—	328
Class C	96,289	254,572
Class R	129,974	289,140
Institutional Class	741,497	1,646,756

Shares issued upon reinvestment of dividends and distributions:
Class A	262,141	108,277
Class B	1,795	744
Class C	56,497	14,834
Class R	29,460	11,310
Institutional Class	332,787	151,935

	2,225,495	4,014,582

Shares redeemed:
Class A	(1,013,729)	(1,509,862)
Class B	(25,548)	(90,700)
Class C	(189,940)	(321,375)
Class R	(174,579)	(278,395)
Institutional Class	(976,256)	(2,008,321)

	(2,380,052)	(4,208,653)

Net decrease	(154,557)	(194,071)

For the six months ended April 30, 2014 and the year ended Oct. 31, 2013, 6,599 Class B shares were converted to 6,591 Class A shares valued at $90,320 and 23,638 Class B shares were converted to 23,575 Class A shares valued at $324,264, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each

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Notes to financial statements

Delaware REIT Fund

5. Line of Credit (continued)

Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, the Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

The Fund had no amounts outstanding as of April 30, 2014 or at any time during the period then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

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At April 30, 2014, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of
		Non-Cash	Cash Collateral
Counterparty	Repurchase Agreements	Collateral Received	Received	Net Amount(a)
Bank of America Merrill Lynch	$1,119,832	$(1,119,832)	$—	$—
Bank of Montreal	373,277	(373,277)	—	—
BNP Paribas	4,371,891	(4,371,891)	—	—
Total	$5,865,000	$(5,865,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

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Notes to financial statements

Delaware REIT Fund

7. Securities Lending (continued)

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended April 30, 2014, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2014, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

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9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2014 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer Delaware Investments ® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

34

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE POOLED® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2014